SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                        Post-Effective Amendment No. 26                 [X]
                             (File No. 33-11165)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 28                          [X]
                             (File No. 811-4298)
                        (Check appropriate box or boxes.)


                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           70100 AXP Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on April 30, 2004 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


APRIL 30, 2004

AMERICAN EXPRESS(R)

VARIABLE UNIVERSAL LIFE


INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 AXP Financial Center
           Minneapolis, MN 55474

           Telephone: (800) 862-7919

           Web site address: americanexpress.com

           IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information that you should know about the life insurance policy before investing in American Express Variable Universal Life(SM) (VUL).


The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:


-  A fixed account to which we credit interest.

-  Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.


The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-  Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

TABLE OF CONTENTS


POLICY BENEFITS AND RISKS                                 3
     Policy Benefits                                      3
     Policy Risks                                         5
     Fund Risks                                           7
FEE TABLES                                                7
     Transaction Fees                                     7
     Charges Other than Fund Operating Expenses           8
     Annual Operating Expenses of the Funds              10
LOADS, FEES AND CHARGES                                  13
     Premium Expense Charge                              13
     Monthly Deduction                                   13
     Surrender Charge                                    14
     Partial Surrender Charge                            15
     Mortality and Expense Risk Charge                   15
     Transaction Charge                                  16
     Annual Operating Expenses of the Funds              16
     Effect of Loads, Fees and Charges                   16
     Other Information on Charges                        16
IDS LIFE                                                 16
THE VARIABLE ACCOUNT AND THE FUNDS                       17
     Relationship Between Funds and Subaccounts          25
     Substitution of Investments                         25
     Voting Rights                                       25
THE TRUST                                                25
     Trust Maturity                                      25
     Roles of Salomon Smith Barney Inc. and IDS Life     25
THE FIXED ACCOUNT                                        26
PURCHASING YOUR POLICY                                   26
     Application                                         26
     Premiums                                            27
POLICY VALUE                                             27
     Fixed Account                                       27
     Subaccounts                                         27
KEEPING THE POLICY IN FORCE                              28
     Death Benefit Guarantee                             28
     Grace Period                                        29
     Reinstatement                                       29
     Exchange Right                                      29
PROCEEDS PAYABLE UPON DEATH                              30
     Change in Death Benefit Option                      30
     Changes in Specified Amount                         30
     Misstatement of Age or Sex                          32
     Suicide                                             32
     Beneficiary                                         32
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS      32
     Restrictions on Transfers                           32
     Fixed Account Transfer Policies                     33
     Minimum Transfer Amounts                            33
     Maximum Transfer Amounts                            33
     Maximum Number of Transfers Per Year                33
     Automated Transfers                                 33
     Automated Dollar-Cost Averaging                     34
     Asset Rebalancing                                   34
POLICY LOANS                                             35
     Minimum Loan Amounts                                35
     Maximum Loan Amounts                                35
     Allocation of Loans to Accounts                     35
     Repayments                                          35
     Overdue Interest                                    35
     Effect of Policy Loans                              35
POLICY SURRENDERS                                        36
     Total Surrenders                                    36
     Partial Surrenders                                  36
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER        36
PAYMENT OF POLICY PROCEEDS                               37
     Payment Options                                     37
     Deferral of Payments                                37
FEDERAL TAXES                                            38
     IDS Life's Tax Status                               38
     Taxation of Policy Proceeds                         48
     Modified Endowment Contracts                        39
     Other Tax Considerations                            40
     Split Dollar Arrangements                           41
DISTRIBUTION OF THE POLICY                               42
LEGAL PROCEEDINGS                                        42
POLICY ILLUSTRATIONS                                     43
KEY TERMS                                                46
FINANCIAL STATEMENTS                                     47


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

       POLICY BENEFIT                    WHAT IT MEANS                                 HOW IT WORKS
DEATH BENEFIT                   We will pay a benefit to         The relationship between the policy value and the death
                                the beneficiary of the           benefit depends on which of two death benefit options you
                                policy when the insured          choose:
                                dies. Before the insured's
                                attained insurance age 100,      -  OPTION 1 (LEVEL AMOUNT): The death benefit is the
                                your policy's death benefit         greater of the specified amount or a percentage of
                                can never be less than the          policy value.
                                specified amount unless you
                                change that amount or your       -  OPTION 2 (VARIABLE AMOUNT): The death benefit is the
                                policy has outstanding              greater of the specified amount plus the policy value, or
                                indebtedness.                       a percentage of policy value.

                                                                 You may change the death benefit option or specified amount within certain limits, but doing so generally will affect
                                                                 policy charges.

MATURITY BENEFIT                If the insured is alive at       The policy matures at the insured's attained insurance
                                insurance age 100, the           age 100.  We pay you the cash surrender value as a
                                policy ends.                     maturity benefit.

OPTIONAL INSURANCE BENEFITS     You may add optional             AVAILABLE RIDERS YOU MAY ADD:
                                benefits to your policy at
                                an additional cost, in the       -  ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS
                                form of riders (if you meet         (ABRTI):  If the insured is terminally ill and death is
                                certain requirements). The          expected to occur within six months, the rider provides
                                amounts of these benefits           that you can withdraw a portion of the death benefit
                                do not vary with investment         prior to death. This rider is not available in all states.
                                experience of the variable
                                account. Certain                 -  ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB provides an
                                restrictions apply and are          additional death benefit if the insured's death is caused
                                clearly described in the            by accidental injury.
                                applicable rider.
                                                                 -  AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB provides an increase in the specified amount at a designated percentage on each policy anniversary until the earlier of 10 years
                                                                    from the issue date of the rider or the insured's attained insurance age 65.

                                                                 -  CHILDREN'S INSURANCE RIDER (CIR): CIR provides level term coverage on each eligible child.

                                                                 -  OTHER INSURED RIDER (OIR): OIR provides a level, adjustable death benefit on the life of each other insured covered.

                                                                 -  WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under WMD, we
                                                                    will waive the monthly deduction if the insured becomes
                                                                    totally disabled before age 60.

DEATH BENEFIT GUARANTEE         Your policy will not lapse       DEATH BENEFIT GUARANTEE: The policy has a DBG option, which
(DBG)                           (end without value) if the       guarantees the policy will not lapse before the insured's
                                DBG is in effect, even if        attained insurance age 70 (or five years from the policy date,
                                the cash surrender value is      if later). The DBG remains in effect if you meet certain premium
                                less than the amount needed      requirements and indebtedness does not exceed the policy value
                                to pay the monthly deduction.    minus surrender charges.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

       POLICY BENEFIT                    WHAT IT MEANS                                 HOW IT WORKS
FLEXIBLE PREMIUMS               You choose when to pay           When you apply for your policy, you state how much you
                                premiums and how much premium    intend to pay and whether you will pay quarterly,
                                to pay.                          semiannually or annually. You may also make additional,
                                                                 unscheduled premium payments subject to certain limits. We may refuse premiums in order to comply with the Code.
                                                                 Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG remains in effect.

RIGHT TO EXAMINE YOUR           You may return your policy       You may mail or deliver the policy to our home office or to
POLICY ("FREE LOOK")            for any reason and receive a     your sales representative with a written request for
                                full refund of all premiums      cancellation by the 10th day after you receive it (15th day
                                paid.                            in Colorado, 20th day in Idaho and North Dakota) or the 45th
                                                                 day after you sign your application. On the date your
                                                                 request is postmarked or received, the policy will
                                                                 immediately be considered void from the start. Under our
                                                                 current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if
                                                                 received at our home office within 30 days from the latest of the following dates:

                                                                 -  The date we mail the policy from our office

                                                                 -  The policy date (only if the policy is issued in force)

                                                                 -  The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.

                                                                 We reserve the right to change or discontinue this
                                                                 administrative practice at any time.

EXCHANGE RIGHT                  For two years after the          Because the policy itself offers a fixed return option,
                                policy is issued, you can        all you need to do is transfer all of the policy value in
                                exchange it for one that         the subaccounts to the fixed account. This exchange does
                                provides benefits that do not    not require our underwriting approval. We do not issue a
                                vary with the investment         new policy. State restrictions may apply.
                                return of the subaccounts.

INVESTMENT CHOICES              You may direct your net
                                premiums or transfer your
                                policy's value to:

                                -  THE VARIABLE ACCOUNT which    -  UNDER THE VARIABLE ACCOUNT your policy's value may
                                   consists of subaccounts,         increase or decrease daily, depending on the investment
                                   each of which invests in a       return. No minimum amount is guaranteed. On the maturity
                                   fund with a particular           date of the trust, it is anticipated but not guaranteed
                                   investment objective or a        that each 1,000 units of the trust will be redeemed for
                                   unit investment trust which      $1,000.
                                   invests in a designated
                                   portfolio of U.S.
                                   Government Securities. The
                                   trust matures in 2004; or

                                -  THE FIXED ACCOUNT which is    -  THE FIXED ACCOUNT earns interest rates that we adjust
                                   our general investment           periodically. This rate will never be lower than 4.5%.
                                   account.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

       POLICY BENEFIT                    WHAT IT MEANS                                 HOW IT WORKS
SURRENDERS                      You may cancel the policy        The cash surrender value is the policy value minus
                                while it is in force and         indebtedness minus any applicable surrender charges.
                                receive its cash surrender       Partial surrenders are available within certain limits for
                                value or take a partial          a fee.
                                surrender out of your policy.

LOANS                           You may borrow against your      Your policy secures the loan.
                                policy's cash surrender value.

TRANSFERS                       You may transfer your policy's   You may transfer policy value from one subaccount to
                                value.                           another or between subaccounts and the fixed account.
                                                                 Certain restrictions may apply. You can also arrange
                                                                 for automated transfers among the fixed account and
                                                                 subaccounts.


POLICY RISKS


       POLICY RISK                       WHAT IT MEANS                                 WHAT CAN HAPPEN
INVESTMENT RISK                 You direct your net premiums     -  You can lose cash values due to adverse investment
                                or transfer your policy's           experience. No minimum amount is guaranteed under the
                                value to a subaccount that          subaccounts of the variable account.
                                may drop in value.
                                                                 -  Your death benefit under Option 2 may be lower due to
                                                                    adverse investment experience.

                                                                 -  Your policy could lapse due to adverse investment
                                                                    experience if the DBG is not in effect and you do not pay
                                                                    the premiums needed to maintain coverage.

                                You transfer your policy's       -  The value of the subaccount from which you transferred
                                value between subaccounts.          could increase while the value of the subaccount to which
                                                                    you transferred could decrease.

RISK OF LIMITED POLICY          The policy is not suitable as    -  If you are unable to afford the premiums needed to keep
VALUES IN EARLY YEARS           a short-term investment.            the policy in force for a long period of time, your
                                                                    policy could lapse with no value.

                                Your policy has little or no     -  Surrender charges significantly reduce policy value
                                cash surrender value in the         during the first five policy years. Poor investment
                                early policy years.                 performance can also significantly reduce policy values.
                                                                    During early policy years the cash surrender value may be
                                                                    less than the premiums you pay for the policy.

                                Your ability to take partial     -  You cannot take partial surrenders during the first
                                surrenders is limited.              policy year.

LAPSE RISK                      You do not pay the premiums      -  We will not pay a death benefit if your policy lapses.
                                needed to maintain coverage.

                                Your policy may lapse due to     -  Surrender charges affect the surrender value, which is a
                                surrender charges.                  measure we use to determine whether your contract will
                                                                    enter a grace period (and possibly lapse). A partial
                                                                    surrender will reduce the policy value, will reduce the
                                                                    death benefit and may terminate the DBG.

                                You take a loan against your     -  Taking a loan increases the risk that your policy will
                                policy.                             lapse, will have a permanent effect on the policy value,
                                                                    will reduce the death benefit and may terminate the DBG.

                                Your policy can lapse due to     -  Your policy could lapse due to adverse investment
                                poor investment performance.        experience if the DBG is not in effect and you do not pay
                                                                    premium needed to maintain coverage.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

       POLICY RISK                       WHAT IT MEANS                                 WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK       You drop another policy to       -  You may pay surrender charges on the policy you drop.
                                buy this one.
                                                                 -  This policy has surrender charges, which may extend
                                                                    beyond those in the policy you drop.

                                                                 -  You will be subject to new incontestability and suicide periods.

                                                                 -  You may be in a higher insurance risk-rating category now and you may pay higher premiums.

                                You use cash values or           -  If you borrow from another policy to buy this one, the
                                dividends from another policy       loan reduces the death benefit on the other policy. If
                                to buy this one.                    you fail to repay the loan and accrued interest, you
                                                                    could lose the other coverage and you may be subject to
                                                                    income tax if the policy ends with a loan against it.

                                                                 -  The exchange may have adverse tax consequences.

TAX RISK                        Congress may change current      -  You could lose any or all of the specific federal income
                                tax law at any time.                tax attributes and benefits of a life insurance policy
                                                                    including tax-deferred accrual of cash values and income
                                The interpretation of current       tax free death benefits.
                                tax law is subject to change
                                by the Internal Revenue
                                Service (IRS) at any time.

                                The policy fails to qualify      -  Earnings are taxable as ordinary income. Your beneficiary
                                as life insurance for federal       may have to pay income tax on part of the death benefit.
                                income tax purposes.

                                Certain changes you make to      -  Federal income tax will apply to earnings on cash values
                                the policy may cause it to          taken from or assigned under a modified endowment contract.
                                become a "modified endowment        Earnings come out first on surrenders from or assignment of a
                                contract" for federal income        modified endowment contract. If you are under age 59 1/2, a 10%
                                tax purposes.                       penalty tax also may apply to these earnings.

                                The IRS determines that you,     -  You may be taxed on the income of each subaccount to the
                                not the Variable Account,           extent of your investment.
                                are the owner of the fund
                                shares held by our Variable
                                Account.

                                You buy this policy to fund      -  The tax-deferred accrual of cash values provided by the
                                a tax-deferred retirement           policy is unnecessary because tax deferral is provided by
                                plan.                               the tax-deferred retirement plan.

                                Your policy is not a modified    -  You will be taxed on any earnings generated in the
                                endowment contract and it           contract -- earnings in policy cash value and earnings
                                lapses or is fully surrendered      previously taken via existing loans. It could be the case
                                with an outstanding policy          that a policy with a relatively small existing cash value
                                loan.                               could have significant earnings that will be taxed upon
                                                                    lapse or surrender of the policy.



Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

LIMITATIONS ON USE OF POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium. We may also be required to block an owner's access to policy values. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority.


FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's or the trust's prospectus. Please refer to the prospectuses for the funds and/or the trust for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES. Because the trust invests in a specified portfolio, it has no investment adviser.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


           CHARGE                           WHEN CHARGE IS DEDUCTED                                 AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE*          When you pay premium.                             5% of each premium payment.

SURRENDER CHARGE**               When you surrender your policy for its full       RATE PER $1,000 OF THE INITIAL SPECIFIED AMOUNT:
                                 cash surrender value, or the policy lapses,
                                 during the first ten years and for ten years      MINIMUM: $5.11 -- Female, Standard, Age 1
                                 after requesting an increase in the specified
                                 amount.                                           MAXIMUM: $47.51 -- Male, Smoker, Age 85

                                                                                   REPRESENTATIVE INSURED: $9.01 -- Male,
                                                                                   Nonsmoker, Age 40

PARTIAL SURRENDER CHARGE         When you surrender part of the value of your      The lesser of:
                                 policy.
                                                                                   -  $25; or

                                                                                   -  2% of the amount surrendered.

ACCELERATED BENEFIT RIDER        Upon payment of Accelerated Benefit.              GUARANTEED: The greater of $300 or 1% of the
FOR TERMINAL ILLNESS CHARGE                                                        Initial Accelerated Benefit per payment.

                                                                                   CURRENT: $0 per payment.

FEES FOR EXPRESS MAIL AND        When we pay policy proceeds by express mail       -  $15 -- United States
WIRE TRANSFERS OF LOAN           or wire transfer.
PAYMENTS AND SURRENDERS                                                            -  $30 -- International


 * A sales charge of 2.5% and a premium tax charge of 2.5% make up the premium expense charge.

** This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

CHARGES OTHER THAN FUND OPERATING EXPENSES

           CHARGE                           WHEN CHARGE IS DEDUCTED                                 AMOUNT DEDUCTED
COST OF INSURANCE CHARGES*       Monthly.                                          Monthly rate per $1,000 of net amount risk:

                                                                                   MINIMUM: $.05 -- Female, Standard, Age 10

                                                                                   MAXIMUM: $40.64 -- Male, Smoker, Age 99

                                                                                   REPRESENTATIVE INSURED: $.19 -- Male,
                                                                                   Nonsmoker, Age 40

POLICY FEE                       Monthly.                                          GUARANTEED: $7.50 per month.

                                                                                   CURRENT:

                                                                                   FOR POLICIES PURCHASED ON OR AFTER MAY 1, 1991
                                                                                   WITH AN INITIAL SPECIFIED AMOUNT OF $350,000
                                                                                   OR GREATER:

                                                                                   -  $2.50 per month

                                                                                   -  $0 per month for policies purchased in New
                                                                                      Jersey

                                                                                   FOR ALL OTHER POLICIES:

                                                                                   -  $7.50 per month

                                                                                   -  $5 per month for policies purchased in New
                                                                                      Jersey

DEATH BENEFIT GUARANTEE          Monthly.                                          The monthly rate is .01 per $1,000 of the
CHARGE**                                                                           current specified amount and .01 per $1,000 of
                                                                                   coverage under the OIR.

MORTALITY AND EXPENSE RISK       Daily.                                            GUARANTEED: .90% of the average daily net
CHARGE                                                                             asset value of the subaccounts for all policy
                                                                                   years.

TRANSACTION CHARGE               Daily.                                            MAXIMUM: .50% of the value of the subaccounts
                                                                                   investing in the trust.

                                                                                   CURRENT: .25% of the value of the subaccounts
                                                                                   investing in the trust.

INTEREST RATE ON LOANS           When loan is taken.                               GUARANTEED: 6.1% payable in advance for all
                                                                                   policy years. Equivalent to 6.5% effective
                                                                                   rate.

                                                                                   CURRENT:

                                                                                   FOR POLICIES PURCHASED BEFORE MAY, 1, 1993
                                                                                   (BEFORE OCT. 1, 1993 IN NEW JERSEY):

                                                                                   -  6.1% payable in advance for all policy
                                                                                      years. Equivalent to 6.5% effective rate.

                                                                                   FOR POLICIES PURCHASED ON OR AFTER MAY 1, 1993:

                                                                                   -  6.1% payable in advance for policy years
                                                                                      1-10.

                                                                                   -  4.3% payable in advance for policy years
                                                                                      11+. Equivalent to a 4.5% effective rate.

INTEREST RATE ON PAYMENTS        Annually, payable at the end of each policy       GUARANTEED:
UNDER ACCELERATED BENEFIT        year.
RIDER FOR TERMINAL ILLNESS                                                         -  As set forth immediately above for that part
(ABRTI)                                                                               of the Accelerated Benefit which does not
                                                                                      exceed the policy value available for loan
                                                                                      when an Accelerated Benefit is requested.

                                                                                   -  For that part of an Accelerated Benefit
                                                                                      which exceeds the policy value available for
                                                                                      loan when the Accelerated Benefit is
                                                                                      requested, the greater of the current yield
                                                                                      on 90 day Treasury bills, the current
                                                                                      maximum statutory adjustable policy loan
                                                                                      interest rate expressed as an annual
                                                                                      effective rate or if the policy has a loan
                                                                                      provision, the policy loan interest rate
                                                                                      expressed as an effective annual rate.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

           CHARGE                           WHEN CHARGE IS DEDUCTED                                 AMOUNT DEDUCTED
ACCIDENTAL DEATH BENEFIT         Monthly.                                          MONTHLY RATE PER $1,000 OF ACCIDENTAL DEATH
RIDER (ADB)*                                                                       BENEFIT AMOUNT:

                                                                                   MINIMUM: $.04 -- Female, Age 5

                                                                                   MAXIMUM: $.16 -- Male, Age 69

                                                                                   REPRESENTATIVE INSURED: $.08 -- Male,
                                                                                   Nonsmoker, Age 40

AUTOMATIC INCREASE BENEFIT       No charge.                                        No charge for this rider, however, the
RIDER (AIBR)                                                                       additional insurance added by the rider is
                                                                                   subject to monthly cost of insurance charges.

CHILDREN'S INSURANCE RIDER       Monthly.                                          MONTHLY RATE PER $1,000 OF CIR SPECIFIED AMOUNT:
(CIR)
                                                                                   $.58

OTHER INSURED RIDER (OIR)*       Monthly.                                          MONTHLY RATE PER $1,000 OF OIR SPECIFIED AMOUNT:

                                                                                   MINIMUM: $.05 -- Female, Standard, Age 10

                                                                                   MAXIMUM: $40.64 -- Male, Smoker, Age 99

                                                                                   REPRESENTATIVE INSURED: $.19 -- Male,
                                                                                   Nonsmoker, Age 40

WAIVER OF MONTHLY DEDUCTION      Monthly.                                          MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK
RIDER (WMD)*                                                                       PLUS THE OIR SPECIFIED AMOUNTS IF APPLICABLE:

                                                                                   MINIMUM: $.01 -- Female, Standard, Age 5

                                                                                   MAXIMUM: $.31 -- Male, Smoker, Age 59

                                                                                   REPRESENTATIVE INSURED: $.02 -- Male,
                                                                                   Nonsmoker, Age 40


 * This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.

** This charge is deducted only while the DBG is in effect during the first five policy years or until the insured's attained age 70, whichever is later.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                   MINIMUM         MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements          .55%           2.04%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                  GROSS TOTAL
                                                                       MANAGEMENT      12b-1         OTHER           ANNUAL
                                                                          FEES          FEES        EXPENSES        EXPENSES
IDS Life Series Fund, Inc.
     Equity Income Portfolio                                              .70%           --%          1.13%          1.83%(1)
     Equity Portfolio                                                     .70            --            .04            .74(2)
     Government Securities Portfolio                                      .70            --            .17            .87(1)
     Income Portfolio                                                     .70            --            .07            .77(2)
     International Equity Portfolio                                       .95            --            .10           1.05(2)
     Managed Portfolio                                                    .70            --            .05            .75(2)
     Money Market Portfolio                                               .50            --            .05            .55(2)
AXP(R) Variable Portfolio
     Blue Chip Advantage Fund                                             .53           .13            .14            .80(3)
     Capital Resource Fund                                                .64           .13            .08            .85(3)
     Cash Management Fund                                                 .51           .13            .06            .70(3)
     Diversified Bond Fund                                                .60           .13            .08            .81(3)
     Diversified Equity Income Fund                                       .53           .13            .10            .76(3)
     Emerging Markets Fund                                               1.13           .13            .78           2.04(4)
     Global Bond Fund                                                     .84           .13            .12           1.09(3)
     Growth Fund                                                          .65           .13            .21            .99(3)
     High Yield Bond Fund                                                 .62           .13            .08            .83(3)
     International Fund                                                   .84           .13            .09           1.06(3)
     Managed Fund                                                         .61           .13            .06            .80(3)
     NEW DIMENSIONS FUND(R)                                               .62           .13            .07            .82(3)
     S&P 500 Index Fund                                                   .29           .13            .22            .64(4)
     Short Duration U.S. Government Fund                                  .61           .13            .08            .82(3)
     Small Cap Advantage Fund                                             .81           .13            .25           1.19(3)
     Strategy Aggressive Fund                                             .61           .13            .09            .83(3)
AIM V.I.
     AIM V.I. Capital Appreciation Fund, Series I Shares                  .61            --            .24            .85(5)
     AIM V.I. Capital Development Fund, Series I Shares                   .75            --            .38           1.13(5)
     AIM V.I. Core Equity Fund, Series I Shares                           .61            --            .20            .81(6)
American Century(R) Variable Portfolios, Inc.
     VP International, Class I                                           1.33            --            .01           1.34(6)
     VP Value, Class I                                                    .95            --             --            .95(7)
Calvert Variable Series, Inc.
     Social Balanced Portfolio                                            .70            --            .23            .93(7)


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                  GROSS TOTAL
                                                                       MANAGEMENT      12b-1         OTHER           ANNUAL
                                                                          FEES          FEES        EXPENSES        EXPENSES
Credit Suisse Trust
     Mid-Cap Growth Portfolio                                             .90%           --%           .49%          1.39%(8)
     (previously Credit Suisse Trust - Emerging Growth Portfolio)
     Small Cap Growth Portfolio                                           .90            --            .22           1.12(8)
Fidelity(R) VIP
     Growth & Income Portfolio Service Class                              .48           .10            .11            .69(9)
     Mid Cap Portfolio Service Class                                      .58           .10            .12            .80(9)
     Overseas Portfolio Service Class                                     .73           .10            .17           1.00(9)
FTVIPT
     Franklin Real Estate Fund - Class 2                                  .50           .25            .03            .78(10),(11)
     Franklin Small Cap Value Securities Fund - Class 2                   .57           .25            .19           1.01(11),(12)
     Templeton Foreign Securities Fund - Class 2                          .69           .25            .22           1.16(12)
Goldman Sachs VIT
     CORE(SM) Small Cap Equity Fund                                       .75            --            .50           1.25(13)
     CORE(SM) U.S. Equity Fund                                            .70            --            .15            .85(13)
     Mid Cap Value Fund                                                   .80            --            .11            .91(13)
Janus Aspen Series
     Global Technology Portfolio: Service Shares                          .65           .25            .20           1.10(14)
     International Growth Portfolio: Service Shares                       .65           .25            .11           1.01(14)
     Mid Cap Growth Portfolio: Service Shares                             .65           .25            .02            .92(14)
Lazard Retirement Series
     International Equity Portfolio                                       .75           .25            .65           1.65(15)
MFS(R)
     Investors Growth Stock Series - Service Class                        .75           .25            .13           1.13(16),(17)
     New Discovery Series - Service Class                                 .90           .25            .14           1.29(16),(17)
Putnam Variable Trust
     Putnam VT High Yield Fund - Class IB Shares                          .67           .25            .11           1.03(18)
     Putnam VT International New Opportunities Fund - Class IB Shares    1.00           .25            .26           1.51(18)
     Putnam VT New Opportunities Fund - Class IA Shares                   .59            --            .08            .67(18)
     Putnam VT Vista Fund - Class IB Shares                               .65           .25            .11           1.01(18)
Royce Capital Fund
     Micro-Cap Portfolio                                                 1.25            --            .11           1.36(19)
Third Avenue
     Value Portfolio                                                      .90            --            .40           1.30(20)
Wanger
     International Small Cap                                             1.22            --            .19           1.41(21)
     U.S. Smaller Companies                                               .93            --            .05            .98(21)



We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the policy and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

(1) IDS Life has agreed to a voluntary limit of 0.10%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. After taking into account this limitation, "Other expenses" and "Gross total annual expenses" were 0.10% and 0.80% for both IDS Life Series Fund - Equity Income Portfolio and IDS Life Series Fund - Government Securities Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.10%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.
(2)  Annual operating expenses for the fiscal year ending April 30, 2003.
(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.
(4) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2004, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund average daily net assets.
(5) Figures shown in the table are for the year ended Dec. 31, 2003 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(6) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.
(7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the subadvisory fees paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
(8) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and /or reimbursements may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust - Mid-Cap Portfolio (.76%, 0%, .49% and 1.25%).
(9) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.
(10) The Fund administration fee is paid indirectly through the management fee.
(11) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(12) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.99% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.04%) and 1.12% for FTVIPT Templeton Foreign Securities Fund - Class 2.
(13) Each adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Effective Dec. 22, 2003, each adviser has agreed to reduce the "Other expenses" limitation, as defined above, for the Goldman Sachs VIT CORE(SM) Small Cap Equity Fund would be 0.11% of the fund's average daily net assets, resulting in total expense for each such fund at a rate no higher than 0.90%. Because of assets levels for the period ended Dec. 31, 2003, there were no expense reductions and limitations for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund for the period covered by their annual reports. In no event would the "Other expenses" for the Goldman Sachs VIT CORE(SM) U.S. Equity or the Goldman Sachs VIT Mid Cap Value Fund exceed 0.16% and 0.25%, respectively, of each fund's average daily net assets. Except for the Goldman Sachs VIT Mid Cap Value Fund, the Adviser has contractually agreed to maintain these expense limitation reductions through June 30, 2005. The expense limitation for the Goldman Sachs VIT Mid Cap Value Fund may be discontinued or modified by the Investment Adviser at its discretion at anytime.
(14) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
(15) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2003, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.
(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series and 1.28% for New Discovery Series.
(18) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.
(19) Royce has voluntarily agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.
(20) To the extent that expenses incurred in a given year are less than 1.30% of the Portfolio's average daily net assets, the Adviser may recover previously reimbursed expenses for a period of three years following such reimbursement. Prior to the repayment, "Other expenses" and "Gross total annual expenses" would be 0.34% and 1.24% for Third Avenue Value Portfolio.
(21) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2003. Columbia Wanger Asset Management, L.P. will reimburse the Fund if its annual operating expenses exceed 2% of average daily net assets. This commitment expires on April 30, 2004.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

-  providing the insurance benefits of the policy;

-  issuing the policy;

-  administering the policy;

-  assuming certain risks in connection with the policy; and

-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge has two parts:

SALES CHARGE: 2.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.)

PREMIUM TAX CHARGE: 2.5% of each premium payment. It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary. All policies in all states are charges the average rate of 2.5% even though state premium taxes vary from 2% to 3.5%. This 2.5% rate may be different than the actual premium tax we expect to pay in your state.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the death benefit guarantee charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified; or

-  you purchased the policy in Texas.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG is in effect. (See "Death Benefit Guarantee"; also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy, which depends on:

   -  the amount of the death benefit;

   -  the policy value; and

   -  the statistical risk that the insured will die in a given period.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

The cost of insurance for a policy month is calculated as: [a X (b - c)] + d where:

   (a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's sex, attained insurance age (age at last policy anniversary) and rate classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

       We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Nearest Birthday.

       If you purchased your policy on or after May 1, 1991 with an initial specified amount of $350,000 or greater, your policy qualifies for lower cost of insurance rates than policies purchased with a specified amount less than $350,000. In addition, if you purchased your policy on or after May 1, 1993 (Oct. 1, 1993 for policies purchased in New Jersey) and before Nov. 20, 1997, it qualifies for lower cost of insurance rates than policies purchased earlier. We modified cost of insurance rates to reflect our company and industry-wide changes in mortality experience for all policies purchased on or after Nov. 20, 1997. These modified cost of insurance rates effective Nov. 20, 1997, do not apply to policies purchased in New Jersey.

   (b) IS THE DEATH BENEFIT on the monthly date divided by 1.0036748 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.5%);

   (c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, death benefit guarantee charge and any charges for optional riders with the exception of the WMD as it applies to the base policy;

   (d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

   NOTE FOR MASSACHUSETTS AND MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday.

2. POLICY FEE: $7.50 per month. We reduce this fee for policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more to an amount of $2.50 per month. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.

   For policies purchased in New Jersey, the policy fee is $5 per month. We will waive this fee for policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.

3. DEATH BENEFIT GUARANTEE CHARGE: 1 cent per $1,000 of the current specified amount and 1 cent per $1,000 of coverage under any OIR. This charge compensates us for the risk we assume in providing the DBG. The charge is included in the monthly deduction to insured's attained insurance age 70 (or five policy years), whichever is later. We will not deduct the charge if the DBG is no longer in effect. For any policy month in which the monthly deduction is paid by a WMD, the minimum monthly premium will be zero. (See "Key Terms," for an explanation of the minimum monthly premium and "OIR," under "Fee Tables -- Charges Other than Fund Operating Expenses.")

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will assess a surrender charge. The surrender charge is the sum of two parts:

CONTINGENT DEFERRED ISSUE AND ADMINISTRATIVE EXPENSE CHARGE: Reimburses us for costs associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. For the initial specified amount, this charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of ten policy years. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be $4 per thousand dollars of increase in specified amount. It remains level during the first five years following the effective date of the increase and then decreases monthly until it is zero at the end of the tenth year following the increase.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

CONTINGENT DEFERRED SALES CHARGE: Partially compensates us for expenses associated with distributing the policy, including sales representatives' commissions, advertising and printing the prospectus and sales literature. For the initial specified amount, this charge is the sum of 27.5% of premium payments up to a maximum premium amount shown in the policy plus 6.5% of all other premium payments. The maximum premium amount shown in the policy will be based on the insured's insurance age, sex, rate classification and initial specified amount. It is calculated according to a formula contained in an SEC rule. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be 6.5% of all premium payments attributable to the increase. Premiums attributable to the increase are calculated as: a X (b + c)

where:

(a) IS THE AMOUNT OF THE INCREASE in the specified amount divided by the total specified amount after the increase;

(b) IS THE POLICY VALUE on the date of the increase; and

(c) IS ALL PREMIUM PAYMENTS paid on or after the date of the increase.

The total surrender charge is subject to an overall upper limit or "maximum surrender charge." The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. The additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for nonsmoker rates. We assume the specified amount to be $200,000.

                  LAPSE OR SURRENDER                             MAXIMUM
                 AT BEGINNING OF YEAR                       SURRENDER CHARGE
                          1                                    $ 2,084.00
                          2                                      2,084.00
                          3                                      2,084.00
                          4                                      2,084.00
                          5                                      2,084.00
                          6                                      2,084.00
                          7                                      1,667.20
                          8                                      1,250.40
                          9                                        833.60
                         10                                        416.80
                         11                                          0.00

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the contingent deferred issue and administration expense charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

TRANSACTION CHARGE

We make a daily charge against the assets of the subaccount that invests in the trust. We intend this charge to reimburse us for the transaction fee we pay from our general account assets to Salomon Smith Barney Inc. on the sale of the trust units to the subaccounts.

The asset charge is equivalent to an effective annual rate of .25% of the value of the subaccounts investing in the trust. We may increase this amount in the future but it will not exceed an effective annual rate of .50% of the value of the subaccount. We base the charge on our costs (taking into account the interest we lose on the amounts paid to Salomon Smith Barney).

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-  cost of insurance charges;

-  surrender charges;

-  death benefit guarantee charges;

-  cost of optional insurance benefits;

-  policy fees;

-  mortality and expense risk charges;

-  transaction charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund or the trust. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.

The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us.

Premium payments and policy values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including, but not limited to, 12b-1 fees (see "Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under this policy.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the policy, and whether you should allocate premium payments or policy value to a particular subaccount.

All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

YOU CAN DIRECT YOUR PREMIUMS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
IDS Life Series Fund - Equity      High level of current income and, as a secondary           American Express Financial
Income Portfolio                   goal, steady growth of capital. Under normal market        Corporation (AEFC)
                                   conditions, the Fund will invest at least 80% of its
                                   net assets in equity securities.

IDS Life Series Fund - Equity      Capital appreciation. Invests primarily in common          AEFC
Portfolio                          stocks and securities convertible into common stock.

IDS Life Series Fund -             High level of current income and safety of principal.      AEFC
Government Securities              Under normal market conditions, at least 80% of the
Portfolio                          Fund's net assets are invested in securities issued
                                   or guaranteed as to principal and interest by the
                                   U.S. government and its agencies.

IDS Life Series Fund - Income      To maximize current income while attempting to             AEFC
Portfolio                          conserve the value of the investment and to continue
                                   the high level of income for the longest period of
                                   time. Under normal market conditions, the Fund
                                   primarily will invest in debt securities. At least
                                   50% of net assets are invested in investment grade
                                   corporate bonds, certain unrated debt obligations
                                   that are believed to be of the same investment
                                   quality and government securities, including asset
                                   backed securities.

IDS Life Series Fund -             Capital appreciation. Under normal market conditions,      AEFC
International Equity Portfolio     at least 80% of the Fund's net assets will be
                                   invested in equity securities of companies located
                                   outside of the U.S.

IDS Life Series Fund -             To maximize total investment return through a              AEFC
Managed Portfolio                  combination of capital appreciation and current
                                   income. Invests primarily in a combination of equity
                                   and debt securities. The Fund will invest in
                                   a combination of common and preferred stocks,
                                   convertible securities, debt securities, and
                                   money market instruments.

IDS Life Series Fund - Money       Maximum current income consistent with liquidity and       AEFC
Market Portfolio                   conservation of capital. Invests primarily in money
                                   market instruments, such as marketable debt
                                   obligations issued by the U.S. government or
                                   its agencies, bank certificates of deposit,
                                   bankers' acceptances, letters of credit and
                                   commercial paper, including asset-backed
                                   commercial paper.

AXP(R) Variable Portfolio -        Long-term total return exceeding that of the U.S.          AEFC
Blue Chip Advantage Fund           stock market. Under normal market conditions, the
                                   Fund invests at least 80% of its net assets in blue
                                   chip stocks. Blue chip stocks are issued by companies
                                   with a market capitalization of at least $1 billion,
                                   an established management, a history of
                                   consistent earnings and a leading position
                                   within their respective industries.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -        Capital appreciation. Invests primarily in U.S.            AEFC
Capital Resource Fund              common stocks of companies with market capitalization
                                   of at least $5 billion.

AXP(R) Variable Portfolio -        Maximum current income consistent with liquidity and       AEFC
Cash Management Fund               stability of principal. Invests primarily in money
                                   market instruments, such as marketable debt
                                   obligations issued by the U.S. government or
                                   its agencies, bank certificates of deposit,
                                   bankers' acceptances, letters of credit, and
                                   commercial paper, including asset-backed
                                   commercial paper.

AXP(R) Variable Portfolio -        High level of current income while attempting to           AEFC
Diversified Bond Fund              conserve the value of the investment and continuing a
                                   high level of income for the longest period of time.
                                   Under normal market conditions, the Fund invests at
                                   least 80% of its net assets in bonds and other debt
                                   obligations.

AXP(R) Variable Portfolio -        High level of current income and, as a secondary           AEFC
Diversified Equity Income          goal, steady growth of capital. Under normal market
Fund                               conditions, the Fund invests at least 80% of its net
                                   assets in dividend-paying common and preferred
                                   stocks.

AXP(R) Variable Portfolio -        Long-term capital growth. Under normal market              AEFC, adviser; American Express
Emerging Markets Fund              conditions, the Fund invests at least 80% of its net       Asset Management International,
                                   assets in equity securities of emerging market             Inc., a wholly-owned subsidiary
                                   companies.                                                 of AEFC, subadviser.

AXP(R) Variable Portfolio -        High total return through income and growth of             AEFC
Global Bond Fund                   capital. Non-diversified mutual fund that invests
                                   primarily in debt obligations of U.S. and foreign
                                   issuers. Under normal market conditions, the
                                   Fund invests at least 80% of its net assets
                                   in investment-grade corporate or government
                                   debt obligations including money market
                                   instruments of issuers located in at least
                                   three different countries.

AXP(R) Variable Portfolio -        Long-term capital growth. Invests primarily in common      AEFC
Growth Fund                        stocks that appear to offer growth opportunities.

AXP(R) Variable Portfolio -        High current income, with capital growth as a              AEFC
High Yield Bond Fund               secondary objective. Under normal market conditions,
                                   the Fund invests at least 80% of its net assets in
                                   high-yielding,  high-risk corporate bonds (junk
                                   bonds) issued by U.S. and foreign companies and
                                   governments.

AXP(R) Variable Portfolio -        Capital appreciation. Invests primarily in equity          AEFC, adviser; American Express
International Fund                 securities of foreign issuers that offer strong            Asset Management International,
                                   growth potential.                                          Inc., a wholly-owned subsidiary
                                                                                              of AEFC, subadviser.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -        Maximum total investment return through a combination      AEFC
Managed Fund                       of capital growth and current income. Invests
                                   primarily in a combination of common and preferred
                                   stocks, bonds and other debt securities.

AXP(R) Variable Portfolio -        Long-term growth of capital. Invests primarily in          AEFC
NEW DIMENSIONS FUND(R)             common stocks showing potential for significant
                                   growth.

AXP(R) Variable Portfolio -        Long-term capital appreciation. Non-diversified            AEFC
S&P 500 Index Fund                 mutual fund that invests primarily in securities of
                                   large-capitalization stocks of U.S. companies that
                                   are expected to provide investment results that
                                   correspond to the performance of the S&P 500(R) Index.

AXP(R) Variable Portfolio -        A high level of current income and safety of               AEFC
Short Duration U.S.                principal consistent with an investment in U.S.
Government Fund                    government and government agency securities. Under
                                   normal market conditions, at least 80% of the Fund's
                                   net assets are invested in securities issued or
                                   guaranteed as to principal and interest by the U.S.
                                   government, its agencies or instrumentalities.

AXP(R) Variable Portfolio -        Long-term capital growth. Under normal market              AEFC , adviser; Kenwood Capital
Small Cap Advantage Fund           conditions, at least 80% of the Fund's net assets are      Management LLC, subadviser
                                   invested in equity securities of companies that are
                                   often included in the Russell 2000(R) Index and/or have
                                   market capitalization of up to $2 billion at the time
                                   the Fund first invests in them.

AXP(R) Variable Portfolio -        Capital appreciation. Under normal market conditions,      AEFC
Strategy Aggressive Fund           at least 65% of the Fund's total assets are invested
                                   in equity securities.

AIM V.I. Capital Appreciation      Growth of capital. Invests principally in common           A I M Advisors, Inc.
Fund,  Series I Shares             stocks of companies likely to benefit from new or
                                   innovative products, services or processes as
                                   well as those with above-average growth and
                                   excellent prospects for future growth. The
                                   Fund may invest up to 25% of its assets in
                                   foreign securities.

AIM V.I. Capital Development       Long-term growth of capital. Invests primarily in          A I M Advisors, Inc.
Fund,  Series I Shares             securities (including common stocks, convertible
                                   securities and bonds) of small- and medium-sized
                                   companies. The Fund may invest up to 25% of its
                                   assets in foreign securities.

AIM V.I. Core Equity Fund,         Growth of capital. Invests normally at least 80% of        A I M Advisors, Inc.
Series I Shares                    its net assets, plus the amount of any borrowings for
                                   investment purposes, in equity securities, including
                                   convertible securities of established companies that
                                   have long-term above-average growth in earnings and
                                   dividends and growth companies that are believed to
                                   have the potential for above-average growth in
                                   earnings and dividends. The Fund may invest up to 25%
                                   of its assets in foreign securities.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
American Century(R)                Long-term capital growth. Invests primarily in stocks      American Century Investment
VP International, Class I          of growing foreign companies in developed countries.       Management, Inc.

American Century(R) VP Value,      Long-term capital growth, with income as a secondary       American Century Investment
Class I                            objective. Invests primarily in stocks of companies        Management, Inc.
                                   that management believes to be undervalued at the
                                   time of purchase.

Calvert Variable Series,           Income and capital growth. Invests primarily in            Calvert Asset Management
Inc. Social Balanced               stocks, bonds and money market instruments which offer     Company, Inc. (CAMCO),
Portfolio                          income and capital growth opportunity and which            investment adviser. SsgA Funds
                                   satisfy the investment and social criteria.                Management, Inc. and Brown
                                                                                              Capital Management are the
                                                                                              investment subadvisers.

Credit Suisse Trust -              Maximum capital appreciation. Invests in U.S. equity       Credit Suisse Asset Management,
Mid-Cap Growth Portfolio           securities of "mid-cap" growth companies with growth       LLC
(previously Credit Suisse          characteristics such as positive earnings and
Trust - Emerging Growth            potential for accelerated growth.
Portfolio)

Credit Suisse Trust - Small        Capital growth. Invests in equity securities of small      Credit Suisse Asset Management,
Cap Growth Portfolio               U.S. growth companies which are either developing or       LLC
                                   older companies in a growth stage, or are providing
                                   products or services with a high-unit volume growth
                                   rate.

Fidelity(R) VIP Growth &           Seeks high total return through a combination of           Fidelity Management & Research
Income Portfolio Service           current income and capital appreciation. Normally          Company (FMR), investment
Class                              invests a majority of assets in common stocks with a       manager; FMR U.K., FMR Far East,
                                   focus on those that pay current dividends and show         sub-investment advisers.
                                   potential for capital appreciation. May invest in
                                   bonds, including lower-quality debt securities, as
                                   well as stocks that are not currently paying
                                   dividends, but offer prospects for future income or
                                   capital appreciation. Invests in domestic and foreign
                                   issuers. The Fund invests in either growth stocks or
                                   value stocks or both.

Fidelity(R) VIP Mid Cap            Seeks long-term growth of capital. Normally invests        FMR, investment manager;  FMR
Portfolio Service Class            primarily in common stocks. Normally invests at least      U.K., FMR Far East,
                                   80% of assets in securities of companies with medium       sub-investment advisers.
                                   market capitalizations. May invest in companies with
                                   smaller or larger market capitalizations. Invests in
                                   domestic and foreign issuers. The Fund invests in
                                   growth or value common stocks.

Fidelity(R) VIP Overseas           Seeks long-term growth of capital. Normally invests        FMR, investment manager;  FMR
Portfolio Service Class            primarily in common stocks of foreign securities.          U.K., FMR Far East, Fidelity
                                   Normally invests at least 80% of assets in non-U.S.        International Investment
                                   securities.                                                Advisors (FIIA) and FIIA U.K.,
                                                                                              sub-investment advisers.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Real Estate        Seeks capital appreciation, with current income as a       Franklin Advisers, Inc.
Fund - Class 2                     secondary goal. The Fund normally invests at least
                                   80% of its net assets in investments of companies
                                   operating in the real estate sector. The Fund invests
                                   primarily in real estate investment trusts, with
                                   generally medium to small market capitalizations, and
                                   in companies that derive at least half of their
                                   assets or revenues from the ownership, construction,
                                   management, or sale of residential, commercial or
                                   industrial real estate.

FTVIPT Franklin Small Cap          Seeks long-term total return. The Fund normally            Franklin Advisory Services, LLC
Value Securities Fund -            invests at least 80% of its net assets in investments
Class 2                            of small capitalization companies. For this Fund,
                                   small-cap companies are those with market cap values
                                   not exceeding $2.5 billion, at the time of purchase.
                                   The Fund invests in small companies that the
                                   Fund's manager believes are undervalued.

FTVIPT Templeton Foreign           Seeks long-term capital growth. The Fund normally          Templeton Investment Counsel,
Securities Fund - Class 2          invests at least 80% of its net assets in investments      LLC
                                   of issuers located outside the U.S., including those
                                   in emerging markets.

Goldman Sachs VIT CORE(SM)         Seeks long-term growth of capital. The Fund invests,       Goldman Sachs Asset Management, L.P.
Small Cap Equity Fund              under normal circumstances, at least 80% of its net
                                   assets plus any borrowings for investment purposes
CORE(SM) is a service mark of      (measured at time or purchase) in a broadly
Goldman, Sachs & Co.               diversified portfolio of equity investments in
                                   small-cap U.S. issuers, including foreign issuers
                                   that are traded in the United States, within the
                                   range of the market capitalization of companies
                                   constituting the Russell 2000 Index at the time of
                                   investment. The Fund is not required to limit its
                                   investments to securities in the Russell 2000 Index.
                                   In addition, if the market capitalization of a
                                   company held by the Fund moves outside this range,
                                   the Fund may, but is not required to sell, the
                                   securities.

Goldman Sachs VIT CORE(SM)         Seeks long-term growth of capital and dividend             Goldman Sachs Asset Management, L.P.
U.S. Equity Fund                   income. The Fund invests, under normal circumstances,
                                   at least  90% of its total assets (not including
CORE(SM) is a service mark of      securities lending collateral and any investment of
Goldman, Sachs & Co.               that collateral) measured at time of purchase in a
                                   broadly diversified portfolio of large-cap and blue
                                   chip equity investments representing all major
                                   sectors of the U.S. The Fund's investments
                                   are selected using both a variety of
                                   quantitative techniques and fundamental
                                   research in seeking to maximize the Fund's
                                   expected return, while maintaining risk,
                                   style, capitalization and industry
                                   characteristics similar to the S&P 500 Index.
                                   The Fund seeks a broad representation in most
                                   major sectors of the U.S. economy and a
                                   portfolio consisting of companies with
                                   average long-term earnings growth
                                   expectations and dividend yields.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap          The Goldman Sachs VIT Mid Cap Value Fund seeks             Goldman Sachs Asset Management, L.P.
Value Fund                         long-term capital appreciation. The Fund invests,
                                   under normal circumstances, at least 80% of its net
                                   assets plus any borrowing for investment
                                   purposes (measured at time of purchase) in a
                                   diversified portfolio of equity investments in
                                   mid-capitalization issuers within the range of
                                   the market capitalization of companies
                                   constituting the Russell Midcap Value Index at
                                   the time of investments in mid-cap issuers
                                   with public stock market capitalization (based
                                   upon shares available for trading on an
                                   unrestricted basis) within the range of the
                                   market capitalization of companies
                                   constituting the Russell Midcap Value Index at
                                   the time of investment. If the market
                                   capitalization of a company held by the Fund
                                   moves outside this range, the Fund may, but is
                                   not required to, sell the securities.

Janus Aspen Series Global          Long-term growth of capital. Non-diversified mutual        Janus Capital
Technology Portfolio:              fund that invests, under normal circumstances, at
Service Shares                     least 80% of its net assets in securities of companies
                                   that the portfolio manager believes will
                                   benefit significantly from advances or
                                   improvements in technology. It implements this
                                   policy by investing primarily in equity
                                   securities of U.S. and foreign companies
                                   selected for their growth potential.

Janus Aspen Series                 Long-term growth of capital. Invests, under normal         Janus Capital
International Growth               circumstances, at least 80% of its net assets in
Portfolio: Service Shares          securities of issuers from at least five different
                                   countries, excluding the United States. Although the
                                   Portfolio intends to invest substantially all of its
                                   assets in issuers located outside the United States,
                                   it may at times invest in U.S. issuers and under
                                   unusual circumstances, it may invest all of its assets
                                   in fewer than five countries or even a single country.

Janus Aspen Series Mid Cap         Seeks long-term growth of capital. Invests, under          Janus Capital
Growth Portfolio: Service          normal circumstances, at least 80% of its net assets
Shares                             in equity securities of mid-sized companies whose
                                   market capitalization falls, at the time of
                                   initial purchase, in the 12-month average of
                                   the capitalization ranges of the Russell
                                   Midcap Growth Index.

Lazard Retirement                  Long-term capital appreciation. Invests primarily in       Lazard Asset Management, LLC
International Equity               equity securities, principally common stocks, of
Portfolio                          relatively large non-U.S. companies with market
                                   capitalizations in the range of the Morgan Stanley
                                   Capital International (MSCI) Europe, Australia
                                   and Far East (EAFE(R)) Index that the
                                   Investment Manager believes are undervalued
                                   based on their earnings, cash flow or asset
                                   values.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock      Long-term growth of capital and future income.             MFS Investment Management(R)
Series -  Service Class            Invests at least 80% of its net assets in common
                                   stocks and related securities of companies which MFS(R)
                                   believes offer better than average prospects for
                                   long-term growth.

MFS(R) New Discovery Series -      Capital appreciation. Invests in at least 65% of its       MFS Investment Management(R)
Service Class                      net assets in equity securities of emerging growth
                                   companies.

Putnam VT High Yield Fund -        Seeks high current income. Capital growth is a             Putnam Investment Management, LLC
Class IB Shares                    secondary goal when consistent with achieving high
                                   current income. The fund pursues its goal by
                                   investing mainly in bonds that are (i)
                                   obligations of U.S. companies, (ii) are below
                                   investment-grade in quality (junk bonds) and
                                   (iii) have intermediate to long-term
                                   maturities (three years or longer). Under
                                   normal circumstances, the fund invests at
                                   least 80% of its net assets in securities
                                   rated below investment-grade.

Putnam VT International New        Long-term capital appreciation. The fund pursues its       Putnam Investment Management, LLC
Opportunities Fund -               goal by investing mainly in common stocks of
Class IB Shares                    companies outside the United States, with a focus on
                                   growth stocks.

Putnam VT New Opportunities        Long-term capital appreciation. The fund pursues its       Putnam Investment Management, LLC
Fund - Class IA Shares             goal by investing mainly in common stocks of U.S.
                                   companies with a focus on growth stocks in sectors of
                                   the economy that Putnam Management believes have high
                                   growth potential.

Putnam VT Vista Fund -             Capital appreciation. The fund pursues its goal by         Putnam Investment Management, LLC
Class IB Shares                    investing mainly in common stocks of U.S. companies
                                   with a focus on growth stocks.

Royce Micro-Cap Portfolio          Long-term growth of capital. Invests primarily in a        Royce & Associates, LLC
                                   broadly diversified portfolio of equity securities
                                   issued by micro-cap companies (companies with stock
                                   market capitalizations below $400 million).

Third Avenue Value Portfolio       Long-term capital appreciation. Invests primarily in       Third Avenue Management LLC
                                   common stocks of well financed, well managed companies
                                   at a substantial discount to what the Adviser believes
                                   is their true value.

Wanger International Small         Long-term growth of capital. Invests primarily in          Columbia Wanger Asset Management, L.P.
Cap                                stocks of non-U.S. companies with capitalizations of
                                   less than  $2 billion at time of purchase.

Wanger U.S. Smaller Companies      Long-term growth of capital. Invests primarily in          Columbia Wanger Asset Management, L.P.
                                   stocks of small- and medium-size U.S. companies with
                                   capitalizations of less than $5 billion at time of
                                   purchase.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS


Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy (see "Transfers Between the Fixed Account and Subaccounts").

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.


VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE TRUST

You can direct your premiums to one subaccount that invests in The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A, a unit investment trust ("trust"). This trust matures in 2004.

The objective of the trust is to provide safety of capital and income through investment in a fixed portfolio consisting primarily of zero coupon securities.

Zero coupon securities are:

- bearer obligations issued by the United States Government stripped of their unmatured interest coupons;

-  coupons stripped from United States debt obligations and

-  receipts and certificates for these stripped debt obligations and coupons.

Zero coupon securities are issued and sold at a deep discount from their face value. If they are held to maturity, they return full face value. Before maturity, the market prices of zero coupon securities generally are more volatile than the market prices of conventional, interest-bearing securities.

TRUST MATURITY

We will notify you in writing 30 days before the date the trust matures in 2004. You can give us written instructions seven days or more before the maturity date and tell us how you would like to reallocate the policy value allocated to the subaccount investing in the trust. If we do not receive instructions from you, we will automatically reallocate the policy value allocated to the subaccount investing in the trust to the subaccount that invests in the IDS Life Series Fund - Money Market Portfolio.


ROLES OF SALOMON SMITH BARNEY INC. AND IDS LIFE


Salomon Smith Barney sponsors the trust and sells units to the subaccounts. Because the trust invests in a specified portfolio, there is no investment adviser.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

The price of the trust's units includes a transaction charge, paid directly to Salomon Smith Barney out of our general account assets. This charge is limited by agreement between Salomon Smith Barney and us and will not be greater than that ordinarily paid by a dealer for similar securities. We will seek reimbursement for the amounts paid through a daily asset charge, described under "Loads, Fees and Charges."


IDS Life and Salomon Smith Barney reserve the right to discontinue the sale of new units of a trust and to create additional trusts in the future.


More detailed information may be found in the current prospectus for the Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.5%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4.5%, although we may do so at our sole discretion. Rates higher than 4.5% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4.5% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-  select a specified amount of insurance;

-  select a death benefit option;

-  designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.


AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RATE CLASSIFICATION: The rate classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect your monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges" and "Charges for Optional Insurance Benefits." )

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.


INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS, UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE DBG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if the DBG will remain in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges. Your ability to allocate policy value to the trust may be limited by the availability of trust units.


PURCHASING YOUR POLICY: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.


POLICY VALUE

The value of your policy is the sum of values in the fixed account, and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-  interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or the trust, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund, on any change in the value of trust units and on certain charges. Here is how unit values are calculated:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the current subaccount's net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share or value of a unit of the trust, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share or value of a unit of the trust; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments allocated to the subaccounts;

-  transfers into or out of the subaccount(s);

-  partial surrenders and partial surrender fees;

-  surrender charges; and/or

-  pro rata portions of the monthly deductions.

Accumulation unit values will fluctuate due to:

-  changes in underlying fund(s) net asset value or the value of the trust;

-  dividends distributed to the subaccount(s);

-  capital gains or losses of underlying funds;

-  fund operating expenses;

-  mortality and expense risk charges; and/or

-  the transaction charge for the subaccount investing in the trust.


WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business (valuation date). At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

Transactions include:


-  premium payments;

-  loan requests and repayments;

-  surrender requests; and

-  transfers.


We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


KEEPING THE POLICY IN FORCE

DEATH BENEFIT GUARANTEE

The DBG provides that your policy will remain in force until the insured's age 70 or five policy years, if later, even in the cash surrender value is insufficient to pay the monthly deductions. The DBG will stay in effect as long as:

-  the sum of premiums paid; minus

-  partial surrenders; minus

-  any outstanding indebtedness;

-  equals or exceeds the minimum monthly premiums; times

-  the number of months since policy date (including the current month)

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

If, on a monthly date, you have not paid enough premiums to keep the DBG in effect, we will mail a notice to your last known address, asking you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. Although the policy can be reinstated as explained below, the DBG cannot be reinstated.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the DBG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of a premium that will raise the cash surrender value to an amount sufficient to cover the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid will generally be taxable to the owner (see "Federal Taxes.") If the insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrender it for cash. To reinstate, we will require:

-  a written request;

-  evidence satisfactory to us that the insured remains insurable;

- payment of a premium that will keep the policy in force for at least three months;

- payment of the monthly deductions that were not collected during the grace period; and

-  payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable Upon Death") will apply from the effective date for reinstatement (except in Georgia, Oklahoma, Pennsylvania, South Carolina, Tennessee and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT


During the first two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.


A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, rate classification or issue age. Only the options available for allocating your policy value will be affected.


Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

PROCEEDS PAYABLE UPON DEATH


We will pay a benefit to the beneficiary of the policy when the insured dies. We will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the policy's value using the accumulation unit value we calculate on that valuation date.


OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

-  the specified amount minus any indebtedness; or

- a percentage of policy value minus any indebtedness. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under this option, if death is prior to the insured's attained insurance age 100, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

-  the policy value plus the specified amount minus any indebtedness; or

- the percentage of policy value minus any indebtedness described above on the date of the insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES                                                OPTION 1            OPTION 2
Specified amount                                        $ 100,000           $ 100,000
Policy value                                            $   5,000           $   5,000
Death benefit                                           $ 100,000           $ 105,000
Policy value increases to                               $   8,000           $   8,000
Death benefit                                           $ 100,000           $ 108,000
Policy value decreases to                               $   3,000           $   3,000
Death benefit                                           $ 100,000           $ 103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the amount payable is the cash surrender value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.


An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.


-  Minimum monthly premium.

-  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: You may increase the specified amount. Any increase in specified amount may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

An increase in the specified amount will have the following effects on policy charges:

- Your monthly deduction will increase because the cost of insurance and DBG charge both depend upon the specified amount.

-  Charges for certain optional insurance benefits will increase.

-  The minimum monthly premium will increase if the DBG is in effect.

-  The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the DBG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the DBG in effect.

DECREASES: After the first policy year, you may decrease in specified amount, subject to all the following limitations:

-  Only one decrease per policy year is allowed.

- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

- After the decrease, the specified amount may not be less than the minimum specified amount shown in the policy.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

For policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more, the minimum specified amount after the decrease is:

POLICY YEAR                                                        MINIMUM SPECIFIED AMOUNT
Year 1                                                                     $ 350,000
Years 2-5                                                                  $ 325,000
Years 6-10                                                                 $ 300,000
Years 11+                                                                  $ 275,000

For all other policies, the specified amount remaining after the decrease may not be less than the following minimum specified amount:

POLICY YEAR                                                        MINIMUM SPECIFIED AMOUNT
Years 1-2                                                                  $  50,000
Years 3-10                                                                 $  40,000
Years 11+                                                                  $  25,000

EXAMPLE

This example assumes a policy purchased after May 1, 1991 with an initial specified amount of $400,000. In policy year 4, you request an $85,000 decrease in the initial specified amount. The minimum specified amount in policy year 4 is $325,000, so the amount of the decrease is limited to $75,000.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance and the DBG charge both depend upon the specified amount.

-  Charges for certain optional insurance benefits will decrease.

-  The minimum monthly premium will decrease if the DBG is in effect.

-  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-  First from the portion due to the most recent increase;

-  Next from portions due to the next most recent increases successively; and

-  Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different rate classifications to the current specified amount. We will eliminate the rate classification applicable to the most recent increase in the specified amount first, then the rate classification applicable to the next most recent increase, and so on.



        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-  the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-  the amount of any outstanding indebtedness on the date of death.

SUICIDE


Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.


In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY


Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you or your estate.


TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may make five transfers of policy values per year from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC.


RESTRICTIONS ON TRANSFERS


WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE POLICY IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM POLICY OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or policy owners, such as periodic asset rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer. Accounts under common control, including multiple policies and contracts you may own, may be counted together for these purposes.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we intend to apply the procedures described above to all policy owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm policy owners.


FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-  For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-  For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-  None.

From the fixed account to a subaccount:

-  Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR


You may make transfers by mail or by phone. However, we may limit transfers by mail or phone to five per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.


AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.


-  You may make automated transfers by choosing a schedule we provide.


AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                       NUMBER
By investing an equal number                                  AMOUNT          ACCUMULATION            OF UNITS
of dollars each month ...                    MONTH           INVESTED          UNIT VALUE             PURCHASED
                                             Jan              $ 100              $ 20                    5.00

                                             Feb                100                18                    5.56

you automatically buy more                   Mar                100                17                    5.88
units when the per unit market
price is low ...                   ---->     Apr                100                15                    6.67

                                             May                100                16                    6.25

                                             Jun                100                18                    5.56

                                             Jul                100                17                    5.88

                                             Aug                100                19                    5.26
and fewer units when the per
unit market price is high.         ---->     Sept               100                21                    4.76

                                             Oct                100                20                    5.00



You have paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


You may make dollar-cost averaging transfers by choosing a schedule we provide.


ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

-  In Alabama, 100% of the policy value minus surrender charges.

-  In Virginia, 90% of the policy value minus surrender charges.

-  In all other states, 85% of the policy value minus surrender charges.

-  For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts, and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4.5% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG to terminate.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

POLICY SURRENDERS


You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery or that payment be wired to your bank, we will charge a fee. For instructions, please contact your sales representative.


TOTAL SURRENDERS


If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")


PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender charge, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

   1. First from the specified amount provided by the most recent increase;

   2. Next from the next most recent increases successively;

   3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER


Provide your name, policy number, Social Security Number or Taxpayer Identification Number (TIN)* when you request a transfer, loan or partial surrender.


1 BY MAIL

Regular mail:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER

MINNEAPOLIS, MN 55474

* Failure to provide TIN may result in mandatory tax withholdings on the taxable portion of the distribution.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

2 BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (TOLL FREE)

TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.


- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

-  you surrender the policy;

-  the insured dies; or

- the policy maturity date is reached, which occurs when the insured reaches attained insurance age 100.


With certain exceptions, we may deposit a lump sum death benefit payment into a Membership Banking Interest-Checking account on your beneficiary's behalf, unless your beneficiary elects otherwise. This checking account is issued by our affiliate, American Express Bank, FSB and is FDIC insured up to $100,000. Your beneficiary will receive a checkbook to provide access to the death benefit payment. We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas and Colorado) on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum, deposited into a Membership Banking Interest-Checking account or first placed under a payment option).


PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100 At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFFERAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-  the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax(1) and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX WITHHOLDINGS: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code.

DIVERSIFICATION AND INVESTOR CONTROL: Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable policies and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the policy owner would be currently taxed on income earned within the policy. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

(1) The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


IDS LIFE'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes.

MATURITY VALUE PROCEEDS: The policy matures when the insured is alive at the insured's attained insurance age 100. We pay you the maturity value. The maturity value is equal to the cash surrender value of the policy at the insured's attained insurance age 100. If that amount plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, maturity, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SOURCE OF PROCEEDS                                       TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------------------------------------
Full surrender (not modified endowment contracts):       Amount received plus any indebtedness, minus your investment in the policy. You will be taxed on any earnings generated in the contract
                                                         -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a
                                                         relatively small existing cash value could have significant earnings that will be taxed upon surrender of the policy.

Lapse (not modified endowment contracts):                Any outstanding indebtedness minus your investment in the policy.
                                                         You will be taxed on any earnings generated in the
                                                         contract-earnings in policy cash value and earning previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon lapse of the policy.

Partial surrenders (not modified endowment contracts):   Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments
(not modified endowment contracts):                      None(2)

Full surrender (modified endowment contracts):           Amount received plus any indebtedness, minus your investment in the policy.(1)

Lapse (modified endowment contracts):                    Any outstanding indebtedness minus your investment in the policy.(1)

Partial surrenders (modified endowment contracts):       Lesser of: The amount received or policy value minus your
                                                         investment in the policy.(1)

Policy loans and assignments
(modified endowment contracts):                          Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.(1)

Payment options:                                         OPTION A: Taxed as full surrender (and may be subject to additional
                                                         10% penalty tax if modified endowment contract). Interest taxed
                                                         (and not subject to additional 10% penalty tax).

                                                         OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed.
                                                         Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10%
                                                         penalty tax if modified endowment contract). Payments made after the investment in the policy(1) fully recovered taxed and, if a modified endowment contract, may be subject to an additional 10%
                                                         penalty tax.



(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.
(2) See "Lapse" under "Source of proceeds" above for explanation of tax treatment.


MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-  you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


If you make a premium payment during a policy year that exceeds the limits for the policy to not be a modified endowment contract, we will notify you that your policy has become a modified endowment contract. You may call or write us to request a refund, with interest, of the premium that caused the policy to become a modified endowment contract. You will have until 60 days after the end of the policy year during which the premium was paid to request the refund. If the premium is refunded, your policy will not be considered a modified endowment contract. Otherwise, the policy will remain a modified endowment contract for the life of the policy. Please note that the premiums that caused the policy to become a modified endowment contract do not have to be refunded, but you may be subject to adverse tax consequences for pre-death proceeds.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the early years following a material change exceed the recalculated limits.


REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.


SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

-  the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules may apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances. The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.


On July 6, 1983, the Supreme Court held in NORRIS V. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain payment options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program. Rates that do not distinguish between men and women are available when required for employment-related programs in all states except Illinois, Michigan, New Jersey, South Carolina and Texas.



        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax adviser before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or `splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, doner-donee.

In Treasury Decision (T.D.) 9092, the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Code Section 79), executive bonus arrangements (Code Section
162) or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner." (T.D. 9092) IRS Regulation Section 1.61-22(d) provides that, the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under IRS Regulation Section 1.61-22(d)(2), in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under IRS Regulation Section 1.7872-15, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner;
(ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to IRS Section 7872. If the split dollar loan provides for sufficient interest, then, except as provided in IRS Section 7872, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under IRS Sections 1271 and 1275). In general, interest on a split dollar loan is not deductible by the borrower.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangment, you should consult your legal and tax adviser.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

DISTRIBUTION OF THE POLICY

We are the sole distributor of the policy. We pay our sales representative commissions of up to 81% of the initial target premium (annualized) when the policy is sold, plus up to 4.8% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy. At the end of policy years one through ten, we pay our sales representative a service fee of 0.30% or less of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the policy. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of policies may help sales representatives and/or their field leaders qualify for such benefits.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including, for example, the mortality and expense risk charge and surrender charges. We also receive some of the 12b-1 distribution fees that you may pay in connection with certain funds to help us pay commissions and other distribution expenses.

LEGAL PROCEEDINGS

The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

In November 2002, we were named in a purported class action entitled JOHN HARITOS, ET AL. V. AMERICAN EXPRESS FINANCIAL ADVISORS, INC. ET AL., No. 02 2255, United States District Court, District of Arizona. The complaint originally named IDS Life as a defendant, but we were dismissed when plaintiffs chose to file an Amended Complaint not naming IDS Life. This action alleges that defendants violated the Investment Advisers Act of 1940, 15 U.S.C., in the sale of financial plans and various products including those of IDS Life Insurance Company. The complaint seeks certification of a nationwide class, restitution, injunctive relief, and punitive damages. Defendants have moved to dismiss the action and that motion is pending.

We and our subsidiaries are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

-  Premium expense charges;

-  Cost of insurance charges;

-  Death benefit guarantee charges;

-  Policy fees;

-  Mortality and expense risk charges; and

-  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-  Current charges for policies purchased on or after November 20, 1997.

-  Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.02% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $3,000 paid in full at the beginning of each policy year. Results would differ if:

-  Premiums were not paid in full at the beginning of each policy year;

-  Premium amounts paid were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION                                                                        POLICIES PURCHASED ON OR AFTER NOVEMBER 20, 1997

INITIAL SPECIFIED AMOUNT $200,000                         MALE -- AGE 40                                      CURRRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                      NONSMOKER                                          ANNUAL PREMIUM $3,000



         PREMIUM(1)
         ACCUMULATED            DEATH BENEFIT                         POLICY VALUE                      CASH SURRENDER VALUE
END OF   WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST       ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%          0%          6%          12%            0%        6%         12%             0%        6%          12%
------------------------------------------------------------------------------------------------------------------------------------
   1     $    3,150   $ 200,000   $ 200,000   $  200,000      $ 2,268   $  2,422   $    2,576      $   734   $    887   $    1,042
   2          6,458     200,000     200,000      200,000        4,474      4,924        5,393        2,745      3,195        3,664
   3          9,930     200,000     200,000      200,000        6,614      7,505        8,471        4,689      5,580        6,547
   4         13,577     200,000     200,000      200,000        8,689     10,168       11,838        6,605      8,084        9,754
   5         17,406     200,000     200,000      200,000       10,691     12,907       15,512        8,607     10,823       13,428
   6         21,426     200,000     200,000      200,000       12,621     15,726       19,528       10,954     14,059       17,861
   7         25,647     200,000     200,000      200,000       14,482     18,631       23,923       13,231     17,380       22,673
   8         30,080     200,000     200,000      200,000       16,269     21,619       28,733       15,435     20,786       27,900
   9         34,734     200,000     200,000      200,000       17,979     24,692       33,999       17,562     24,276       33,582
  10         39,620     200,000     200,000      200,000       19,615     27,855       39,771       19,615     27,855       39,771
  15         67,972     200,000     200,000      200,000       26,443     44,929       78,164       26,443     44,929       78,164
  20        104,158     200,000     200,000      200,000       30,369     63,950      140,085       30,369     63,950      140,085
  25        150,340     200,000     200,000      293,985       30,270     84,900      240,971       30,270     84,900      240,971
  30        209,282     200,000     200,000      464,809       23,285    107,462      400,697       23,285    107,462      400,697
  35        284,509     200,000     200,000      700,173        2,545    131,460      654,367        2,545    131,460      654,367
  40        380,519          --     200,000    1,114,409           --    158,462    1,061,342           --    158,462    1,061,342
  45        503,055          --     206,912    1,779,220           --    197,059    1,694,496           --    197,059    1,694,496
  50        659,446          --     259,845    2,794,100           --    247,471    2,661,048           --    247,471    2,661,048
  55        859,045          --     317,275    4,308,588           --    302,166    4,103,417           --    302,166    4,103,417
  60      1,113,789          --     374,005    6,462,416           --    370,302    6,398,431           --    370,302    6,398,431



(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $200,000                         MALE -- AGE 40                                    GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                      NONSMOKER                                          ANNUAL PREMIUM $3,000



         PREMIUM(1)
         ACCUMULATED            DEATH BENEFIT                         POLICY VALUE                      CASH SURRENDER VALUE
END OF   WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST       ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%          0%          6%          12%            0%        6%         12%             0%        6%          12%
------------------------------------------------------------------------------------------------------------------------------------
   1     $    3,150   $ 200,000   $ 200,000   $  200,000      $ 2,239   $  2,392   $    2,545      $   704   $    857   $    1,011
   2          6,458     200,000     200,000      200,000        4,416      4,863        5,328        2,687      3,133        3,599
   3          9,930     200,000     200,000      200,000        6,511      7,394        8,351        4,587      5,469        6,427
   4         13,577     200,000     200,000      200,000        8,549     10,012       11,663        6,465      7,928        9,579
   5         17,406     200,000     200,000      200,000       10,508     12,698       15,273        8,424     10,614       13,189
   6         21,426     200,000     200,000      200,000       12,392     15,457       19,213       10,724     13,790       17,546
   7         25,647     200,000     200,000      200,000       14,201     18,294       23,519       12,950     17,044       22,269
   8         30,080     200,000     200,000      200,000       15,916     21,191       28,211       15,083     20,358       27,377
   9         34,734     200,000     200,000      200,000       17,562     24,175       33,353       17,145     23,759       32,936
  10         39,620     200,000     200,000      200,000       19,119     27,230       38,975       19,119     27,230       38,975
  15         67,972     200,000     200,000      200,000       25,341     43,465       76,161       25,341     43,465       76,161
  20        104,158     200,000     200,000      200,000       28,100     60,886      135,818       28,100     60,886      135,818
  25        150,340     200,000     200,000      284,520       25,603     78,793      233,213       25,603     78,793      233,213
  30        209,282     200,000     200,000      448,441       13,738     95,710      386,587       13,738     95,710      386,587
  35        284,509          --     200,000      673,354           --    109,489      629,303           --    109,489      629,303
  40        380,519          --     200,000    1,069,055           --    114,446    1,018,147           --    114,446    1,018,147
  45        503,055          --     200,000    1,699,402           --     95,578    1,618,478           --     95,578    1,618,478
  50        659,446          --          --    2,643,909           --         --    2,518,009           --         --    2,518,009
  55        859,045          --          --    4,007,147           --         --    3,816,331           --         --    3,816,331
  60      1,113,789          --          --    5,930,095           --         --    5,871,381           --         --    5,871,381



(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full or the policy matures. The cash surrender value equals the policy value minus any indebtedness and any applicable surrender charges.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).


CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE (DBG): A feature of the policy guaranteeing that the policy will not lapse before the insured's attained insurance age 70 or five policy years, if later. The guarantee is in effect if you meet certain premium payment requirements.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The age of the insured, based upon his or her nearest birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MATURITY DATE: The insured's attained insurance age 100, if living.

MINIMUM MONTHLY PREMIUM: We show the premium required to keep the DBG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

-  On the maturity date, proceeds will be the cash surrender value.

-  On surrender of the policy, the proceeds will be the cash surrender value.

RATE CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund or trust.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses during the first ten years of the policy and for ten years after an increase in coverage.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

TRUST: A unit investment trust, which is part of The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A. One subaccount of the variable account invests in the trust, which contains certain debt obligations of the United States.


VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.


VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund or unit investment trust. The policy value in each subaccount depends on the performance of the particular fund or trust.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

Additional information about IDS Life Variable Life Separate Account (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
Telephone: (800) 862-7919
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-4298

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

S-6194 AE (4/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                       AMERICAN EXPRESS(R) SINGLE PREMIUM
                           VARIABLE LIFE (AXP - SPVL)

               AMERICAN EXPRESS(R) SUCCESSION SELECT VARIABLE LIFE
                          INSURANCE (SUCCESSION SELECT)

                AMERICAN EXPRESS(R) VARIABLE UNIVERSAL LIFE (VUL)

            AMERICAN EXPRESS(R) VARIABLE UNIVERSAL LIFE III (VUL III)

             AMERICAN EXPRESS(R) VARIABLE UNIVERSAL LIFE IV (VUL IV)

                 AMERICAN EXPRESS(R) VARIABLE UNIVERSAL LIFE IV
                           ESTATE SERIES (VUL IV - ES)


                                 APRIL 30, 2004




ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Phone: (800) 862-7919
            Web site address: americanexpress.com

            IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Variable Life Separate Account is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS


INFORMATION ABOUT IDS LIFE                                                 P.  3
  Ownership                                                                p.  3
  State Regulation                                                         p.  3
  Reports                                                                  p.  3
  Rating Agencies                                                          p.  3

PRINCIPAL UNDERWRITER                                                      p.  4

THE VARIABLE ACCOUNT                                                       p.  4

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                 p.  5

  Additional Information on Payment Options for AXP - SPVL,
    Succession Select, VUL, VUL III, VUL IV and VUL IV - ES                p.  5
  Additional Information on Underwriting for AXP - SPVL                    p.  6

INDEPENDENT AUDITORS                                                       p. 10

FINANCIAL INFORMATION                                                      p. 10


                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

INFORMATION ABOUT IDS LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.


We conduct a conventional life insurance business in the District of Columbia and all states except New York. Our wholly-owned subsidiary, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP


We are a wholly-owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life.


STATE REGULATION

We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch -- Rates insurance companies for their claims-paying ability. Moody's -- Rates insurance companies for their financial strength.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

PRINCIPAL UNDERWRITER


We serve as the principal underwriter of the policy, which we offer on a continuous basis. Our principal business address is 70100 AXP Financial Center, Minneapolis, MN 55474. We are registered with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934 as a broker-dealer and we are a member of the National Association of Securities Dealers, Inc.
(NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives.

We currently pay underwriting commissions for our role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in our role as principal underwriter for the variable account has been: 2003: $39,181,124; 2002: $37,418,102; and 2001: $41,792,624. We retain no underwriting commission from the sale of the policy. Please refer to the prospectus for commissions paid on the policy.



THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES


ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR AXP - SPVL, SUCCESSION SELECT, VUL, VUL III, VUL IV AND VUL IV - ES

AXP SPVL
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


PAYMENT PERIOD                   MONTHLY PAYMENT PER $1,000
  (YEARS)                           PLACED UNDER OPTION B
     10                                  $   9.61
     15                                      6.87
     20                                      5.51
     25                                      4.71
     30                                      4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.


We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.


OPTION C TABLE

                                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------------------------------
AGE               BEGINNING                                         5 YEARS               10 YEARS                15 YEARS
PAYEE              IN YEAR                                     MALE        FEMALE     MALE        FEMALE      MALE       FEMALE
65                  2005                                      $ 5.28       $4.68      $5.16       $4.63       $4.96      $4.54
                    2010                                        5.19        4.61       5.08        4.57        4.90       4.49
                    2015                                        5.11        4.55       5.01        4.51        4.84       4.43
                    2020                                        5.03        4.49       4.94        4.45        4.78       4.39
                    2025                                        4.95        4.43       4.87        4.40        4.73       4.34
                    2030                                        4.88        4.38       4.81        4.35        4.68       4.30
70                  2005                                        6.15        5.37       5.88        5.26        5.49       5.07
                    2010                                        6.03        5.28       5.79        5.18        5.42       5.00
                    2015                                        5.92        5.19       5.70        5.10        5.36       4.94
                    2020                                        5.81        5.10       5.61        5.03        5.30       4.88
                    2025                                        5.71        5.03       5.53        4.96        5.24       4.83
                    2030                                        5.61        4.95       5.45        4.89        5.18       4.77
75                  2005                                        7.30        6.36       6.74        6.09        6.01       5.67
                    2010                                        7.14        6.23       6.63        5.99        5.95       5.60
                    2015                                        6.99        6.10       6.52        5.89        5.90       5.54
                    2020                                        6.84        5.99       6.42        5.79        5.84       5.47
                    2025                                        6.71        5.88       6.32        5.71        5.78       5.41
                    2030                                        6.58        5.78       6.23        5.62        5.73       5.35
85                  2005                                       10.68        9.65       8.52        8.14        6.73       6.64
                    2010                                       10.45        9.41       8.44        8.04        6.72       6.62
                    2015                                       10.22        9.19       8.36        7.93        6.70       6.59
                    2020                                       10.00        8.98       8.27        7.83        6.68       6.57
                    2025                                        9.79        8.78       8.19        7.74        6.67       6.54
                    2030                                        9.60        8.59       8.11        7.64        6.65       6.52


                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ON UNDERWRITING FOR AXP - SPVL

For certain insurance ages, if the amount of the initial single premium does not exceed limits we establish, we may deem your answers to certain medical questions on the application to constitute satisfactory evidence of insurability of the person whose life you propose to insure. We call this process "simplified underwriting". If simplified underwriting is not available, either because of the insurance age of the proposed insured, or because the amount of the initial single premium exceeds our limits, full underwriting in accordance with our underwriting rules and procedures is required. Because we offer simplified underwriting under certain circumstances in connection with the policy, it is possible that the costs of insurance for this policy may be higher for a healthy insured than the cost of insurance rates under other policies we offer which require full underwriting.

SUCCESSION SELECT

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

PAYMENT PERIOD                        MONTHLY PAYMENT PER $1,000
    (YEARS)                              PLACED UNDER OPTION B
      10                                         $9.61
      15                                          6.87
      20                                          5.51
      25                                          4.71
      30                                          4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

OPTION C TABLE

                                                                     LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------------------------------
AGE               BEGINNING                                        5 YEARS                10 YEARS                15 YEARS
PAYEE              IN YEAR                                     MALE       FEMALE      MALE        FEMALE      MALE       FEMALE
65                  2005                                      $ 5.28       $4.68      $5.16       $4.63       $4.96      $4.54
                    2010                                        5.19        4.61       5.08        4.57        4.90       4.49
                    2015                                        5.11        4.55       5.01        4.51        4.84       4.43
                    2020                                        5.03        4.49       4.94        4.45        4.78       4.39
                    2025                                        4.95        4.43       4.87        4.40        4.73       4.34
                    2030                                        4.88        4.38       4.81        4.35        4.68       4.30
70                  2005                                        6.15        5.37       5.88        5.26        5.49       5.07
                    2010                                        6.03        5.28       5.79        5.18        5.42       5.00
                    2015                                        5.92        5.19       5.70        5.10        5.36       4.94
                    2020                                        5.81        5.10       5.61        5.03        5.30       4.88
                    2025                                        5.71        5.03       5.53        4.96        5.24       4.83
                    2030                                        5.61        4.95       5.45        4.89        5.18       4.77
75                  2005                                        7.30        6.36       6.74        6.09        6.01       5.67
                    2010                                        7.14        6.23       6.63        5.99        5.95       5.60
                    2015                                        6.99        6.10       6.52        5.89        5.90       5.54
                    2020                                        6.84        5.99       6.42        5.79        5.84       5.47
                    2025                                        6.71        5.88       6.32        5.71        5.78       5.41
                    2030                                        6.58        5.78       6.23        5.62        5.73       5.35
85                  2005                                       10.68        9.65       8.52        8.14        6.73       6.64
                    2010                                       10.45        9.41       8.44        8.04        6.72       6.62
                    2015                                       10.22        9.19       8.36        7.93        6.70       6.59
                    2020                                       10.00        8.98       8.27        7.83        6.68       6.57
                    2025                                        9.79        8.78       8.19        7.74        6.67       6.54
                    2030                                        9.60        8.59       8.11        7.64        6.65       6.52

VUL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

PAYMENT PERIOD                         MONTHLY PAYMENT PER $1,000
    (YEARS)                               PLACED UNDER OPTION B
       5                                         $18.32
      10                                          10.06
      15                                           7.34
      20                                           6.00
      25                                           5.22
      30                                           4.72

We will furnish monthly amounts for other payment periods at your request, without charge.


                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR
OF PAYEE'S BIRTH         ADJUSTMENT
Before 1920                  0
  1920-1924                  1
  1925-1929                  2
  1930-1934                  3
  1935-1939                  4
  1940-1944                  5
  1945-1949                  6
  1950-1959                  7
  1960-1969                  8
  1970-1979                  9
  1980-1989                 10
 After 1989                 11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                                     LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
----------------------------------------------------------------------------------------------------------------
                                                    10 YEARS               15 YEARS               20 YEARS
ADJUSTED AGE PAYEE                              MALE        FEMALE     MALE        FEMALE      MALE       FEMALE
50                                              $4.22       $3.89      $4.17       $3.86       $4.08      $3.82
55                                               4.62        4.22       4.53        4.18        4.39       4.11
60                                               5.14        4.66       4.96        4.57        5.71       4.44
65                                               5.81        5.22       5.46        5.05        5.02       4.79
70                                               6.61        5.96       5.96        5.60        5.27       5.12
75                                               7.49        6.89       6.38        6.14        5.42       5.35

VUL III

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

PAYMENT PERIOD                        MONTHLY PAYMENT PER $1,000
   (YEARS)                              PLACED UNDER OPTION B
     10                                          $9.61
     15                                           6.87
     20                                           5.51
     25                                           4.71
     30                                           4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR
OF PAYEE'S BIRTH         ADJUSTMENT
Before 1920                   0
  1920-1924                   1
  1925-1929                   2
  1930-1934                   3
  1935-1939                   4
  1940-1944                   5
  1945-1949                   6
  1950-1959                   7
  1960-1969                   8
  1970-1979                   9
  1980-1989                  10
 After 1989                  11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                                  LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------------
                                                 10 YEARS               15 YEARS               20 YEARS
ADJUSTED AGE PAYEE                            MALE       FEMALE     MALE        FEMALE      MALE       FEMALE
50                                           $4.22       $3.89      $4.17       $3.86       $4.08      $3.82
55                                            4.62        4.22       4.53        4.18        4.39       4.11
60                                            5.14        4.66       4.96        4.57        5.71       4.44
65                                            5.81        5.22       5.46        5.05        5.02       4.79
70                                            6.61        5.96       5.96        5.60        5.27       5.12
75                                            7.49        6.89       6.38        6.14        5.42       5.35

VUL IV/VUL IV - ES

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

PAYMENT PERIOD                         MONTHLY PAYMENT PER $1,000
   (YEARS)                                PLACED UNDER OPTION B
    10                                            $9.61
    15                                             6.87
    20                                             5.51
    25                                             4.71
    30                                             4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                                                                     LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR

------------------------------------------------------------------------------------------------------------------------------
AGE               BEGINNING                                         5 YEARS               10 YEARS               15 YEARS
PAYEE              IN YEAR                                     MALE       FEMALE       MALE      FEMALE       MALE      FEMALE
65                  2005                                      $ 5.28       $4.68      $5.16       $4.63       $4.96      $4.54
                    2010                                        5.19        4.61       5.08        4.57        4.90       4.49
                    2015                                        5.11        4.55       5.01        4.51        4.84       4.43
                    2020                                        5.03        4.49       4.94        4.45        4.78       4.39
                    2025                                        4.95        4.43       4.87        4.40        4.73       4.34
                    2030                                        4.88        4.38       4.81        4.35        4.68       4.30
70                  2005                                        6.15        5.37       5.88        5.26        5.49       5.07
                    2010                                        6.03        5.28       5.79        5.18        5.42       5.00
                    2015                                        5.92        5.19       5.70        5.10        5.36       4.94
                    2020                                        5.81        5.10       5.61        5.03        5.30       4.88
                    2025                                        5.71        5.03       5.53        4.96        5.24       4.83
                    2030                                        5.61        4.95       5.45        4.89        5.18       4.77
75                  2005                                        7.30        6.36       6.74        6.09        6.01       5.67
                    2010                                        7.14        6.23       6.63        5.99        5.95       5.60
                    2015                                        6.99        6.10       6.52        5.89        5.90       5.54
                    2020                                        6.84        5.99       6.42        5.79        5.84       5.47
                    2025                                        6.71        5.88       6.32        5.71        5.78       5.41
                    2030                                        6.58        5.78       6.23        5.62        5.73       5.35
85                  2005                                       10.68        9.65       8.52        8.14        6.73       6.64
                    2010                                       10.45        9.41       8.44        8.04        6.72       6.62
                    2015                                       10.22        9.19       8.36        7.93        6.70       6.59
                    2020                                       10.00        8.98       8.27        7.83        6.68       6.57
                    2025                                        9.79        8.78       8.19        7.74        6.67       6.54
                    2030                                        9.60        8.59       8.11        7.64        6.65       6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL INFORMATION


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2003 and 2002, and for each of the three years in the period ended Dec. 31, 2003, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express(R) Single Premium Variable Life, IDS Life Variable Life Separate Account - American Express(R) Succession Select Variable Life Insurance, IDS Life Variable Life Separate Account - American Express(R) Variable Universal Life, IDS Life Variable Life Separate Account - American Express(R) Variable Universal Life III and IDS Life Variable Life Separate Account - American Express(R) Variable Universal Life IV/ American Express(R) Variable Universal Life IV - Estate Series at Dec. 31, 2003, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 88 segregated asset subaccounts of IDS Life Variable Life Separate Account, referred to in Note 1, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers and the unit investment trust sponsor. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 88 segregated asset subaccounts of IDS Life Variable Life Separate Account, referred to in
Note 1, at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 19, 2004

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
DECEMBER 31, 2003                                             FEI              P                U              T              Y
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                               $  9,316,774   $  7,888,897   $1,010,106,575   $  2,249,404   $ 22,637,611
                                                          --------------------------------------------------------------------------
    at market value                                       $ 10,986,740   $  4,959,111     $581,753,297   $  2,361,091   $ 22,973,084
Dividends receivable                                                --             --               --          7,411         73,332
Accounts receivable from IDS Life
  for contract purchase payments                                15,666             --               --             --          7,194
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                             --             --               --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                11,002,406      4,959,111      581,753,297      2,368,502     23,053,610
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               8,891          2,242          474,009          1,070         19,057
    Minimum death benefit guarantee risk charge                     --            672               --            321             --
    Transaction charge                                              --             --               --             --             --
    Contract terminations                                           --            188           89,959              5             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         --             --               --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                8,891          3,102          563,968          1,396         19,057
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                  $ 10,993,515   $  4,956,009     $581,189,329   $  2,367,106   $ 23,034,553
====================================================================================================================================
Accumulation units outstanding                              10,009,825      1,138,645      179,373,147        803,217      8,370,611
====================================================================================================================================
Net asset value per accumulation unit                     $       1.10   $       4.35     $       3.24   $       2.95   $       2.75
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   Q             V                IL              S              X
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                               $  2,858,663   $ 78,830,432     $255,281,350   $ 15,264,293   $426,632,565
                                                          --------------------------------------------------------------------------
    at market value                                       $  2,912,795   $ 79,101,394     $180,468,576   $ 14,290,326   $349,368,341
Dividends receivable                                             9,516        259,334               --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                    --             --               --             --             --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                             --             --               --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 2,922,311     79,360,728      180,468,576     14,290,326    349,368,341
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               1,329         65,178          147,122          6,454        284,774
    Minimum death benefit guarantee risk charge                    399             --               --          1,936             --
    Transaction charge                                              --             --               --             --             --
    Contract terminations                                           27          6,504           40,925            426         31,492
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         --             --               --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                1,755         71,682          188,047          8,816        316,266
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                  $  2,920,556   $ 79,289,046     $180,280,529   $ 14,281,510   $349,052,075
====================================================================================================================================
Accumulation units outstanding                                 943,627     27,910,163      112,884,171      3,546,056    111,684,242
====================================================================================================================================
Net asset value per accumulation unit                     $       3.10   $       2.84     $       1.60   $       4.03   $       3.13
====================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                     R              W            FBC            FCR            FCM
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                 $  1,165,726   $ 49,593,104   $  4,095,030   $  5,084,752   $ 32,046,464
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,165,726   $ 49,592,844   $  4,132,053   $  5,552,799   $ 32,046,336
Dividends receivable                                                 677         28,787             --             --         12,860
Accounts receivable from IDS Life
  for contract purchase payments                                      --         26,895             --          9,410             --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,166,403     49,648,526      4,132,053      5,562,209     32,059,196
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                   535         40,984          3,336          4,389         26,126
    Minimum death benefit guarantee risk charge                      161             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                             51             --        206,067             --        174,233
Payable to mutual funds, portfolios and the trust
  for investments purchased                                           --             --             --             --             --
Total liabilities                                                    747         40,984        209,403          4,389        200,359
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $  1,165,656   $ 49,607,542   $  3,922,650   $  5,557,820   $ 31,858,837
====================================================================================================================================
Accumulation units outstanding                                   564,653     26,780,965      5,486,066      8,140,134     30,104,254
====================================================================================================================================
Net asset value per accumulation unit                       $       2.06   $       1.85   $       0.71   $       0.68   $       1.06
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FBD            FDE            FEM            FES            FGB
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $ 37,704,698   $ 50,127,752   $  2,528,381   $  1,350,566   $ 13,094,397
                                                            ------------------------------------------------------------------------
    at market value                                         $ 38,103,846   $ 58,334,925   $  3,064,117   $  1,475,132   $ 13,949,905
Dividends receivable                                             122,026             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  45,462          2,706          9,273          3,521         33,050
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  38,271,334     58,337,631      3,073,390      1,478,653     13,982,955
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                31,154         45,565          2,381          1,069         11,062
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 31,154         45,565          2,381          1,069         11,062
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 38,240,180   $ 58,292,066   $  3,071,009   $  1,477,584   $ 13,971,893
====================================================================================================================================
Accumulation units outstanding                                30,824,883     52,001,215      3,110,119      1,415,803     10,178,957
====================================================================================================================================
Net asset value per accumulation unit                       $       1.24   $       1.12   $       0.99   $       1.04   $       1.37
====================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FGR            FEX            FIE            FMF            FND
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $ 28,529,901   $ 36,958,527   $  2,804,365   $  7,638,056   $149,573,792
                                                            ------------------------------------------------------------------------
    at market value                                         $ 26,258,086   $ 38,982,454   $  2,849,741   $  7,916,155   $141,235,515
Dividends receivable                                                  --        246,250             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  71,540         85,972         20,171          4,747         45,331
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  26,329,626     39,314,676      2,869,912      7,920,902    141,280,846
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                21,005         31,122          2,099          6,389        113,483
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 21,005         31,122          2,099          6,389        113,483
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 26,308,621   $ 39,283,554   $  2,867,813   $  7,914,513   $141,167,363
====================================================================================================================================
Accumulation units outstanding                                56,630,057     35,448,389      4,591,024      9,053,226    172,470,581
====================================================================================================================================
Net asset value per accumulation unit                       $       0.46   $       1.11   $       0.62   $       0.87   $       0.82
====================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FPS            FIV           FFI             FSM           FST
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $  1,676,383   $ 30,691,653   $ 25,623,359   $ 13,715,740   $    129,918
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,918,278   $ 32,897,006   $ 25,460,398   $ 17,034,264   $    142,032
Dividends receivable                                                  --             --         56,460             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   3,027         16,776             --             --             --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,921,305     32,913,782     25,516,858     17,034,264        142,032
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                 1,415         26,291         20,999         13,405             99
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                             --             --          2,822         24,561             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,415         26,291         23,821         37,966             99
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $  1,919,890   $ 32,887,491   $ 25,493,037   $ 16,996,298   $    141,933
====================================================================================================================================
Accumulation units outstanding                                 1,739,000     42,898,335     21,369,311     15,293,052        140,056
====================================================================================================================================
Net asset value per accumulation unit                       $       1.10   $       0.77   $       1.19   $       1.11   $       1.01
====================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FSA            FCA           FAC             FCD            FAD
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $ 10,022,083   $ 10,864,358   $    632,908   $  7,918,824   $    204,042
                                                            ------------------------------------------------------------------------
    at market value                                         $  7,805,910   $ 10,455,191   $    702,055   $  8,783,204   $    230,214
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --          8,747            749            689         10,576
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                               --          8,435            523          7,038            162
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   7,805,910     10,472,373        703,327      8,790,931        240,952
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                 6,291          8,435            523          7,038            162
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                          3,992             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                           --          8,747            749            689         10,576
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 10,283         17,182          1,272          7,727         10,738
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $  7,795,627   $ 10,455,191   $    702,055   $  8,783,204   $    230,214
====================================================================================================================================
Accumulation units outstanding                                15,708,263     16,294,362        673,115      9,203,754        225,793
====================================================================================================================================
Net asset value per accumulation unit                       $       0.50   $       0.64   $       1.04   $       0.95   $       1.02
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   FGI            FAL            FAB            FIR            FAI
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $369,194,258   $  1,404,662   $  1,450,596   $ 17,648,768   $    646,133
                                                            ------------------------------------------------------------------------
    at market value                                         $323,383,951   $  1,553,673   $  1,671,127   $ 18,077,384   $    723,713
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --         22,617         11,878             --          2,157
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                          314,693          1,170          1,248         22,996            536
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 323,698,644      1,577,460      1,684,253     18,100,380        726,406
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               265,304          1,170          1,248         14,717            536
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                         49,389             --             --          8,279             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                           --         22,617         11,878             --          2,157
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                314,693         23,787         13,126         22,996          2,693
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $323,383,951   $  1,553,673   $  1,671,127   $ 18,077,384   $    723,713
====================================================================================================================================
Accumulation units outstanding                               230,404,069      1,517,808      1,411,293     29,187,484        724,667
====================================================================================================================================
Net asset value per accumulation unit                       $       1.40   $       1.02   $       1.18   $       0.62   $       1.00
====================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FVL            FAV            FSB            FEG            FSC
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $ 71,473,245   $  2,235,892   $  3,865,668   $  2,957,946   $ 29,717,909
                                                            ------------------------------------------------------------------------
    at market value                                         $ 83,773,431   $  2,547,525   $  4,037,006   $  3,093,014   $ 23,594,776
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --         14,288          8,698             --             --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           89,729          1,883          3,248         15,958         24,311
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  83,863,160      2,563,696      4,048,952      3,108,972     23,619,087
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                68,067          1,883          3,248          2,480         19,273
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                         21,662             --             --         13,477          5,038
Payable to mutual funds, portfolios and the trust
  for investments purchased                                           --         14,288          8,698             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 89,729         16,171         11,946         15,957         24,311
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 83,773,431   $  2,547,525   $  4,037,006   $  3,093,015   $ 23,594,776
====================================================================================================================================
Accumulation units outstanding                                65,557,238      2,319,928      4,375,841      3,829,339     20,945,090
====================================================================================================================================
Net asset value per accumulation unit                       $       1.28   $       1.10   $       0.92   $       0.81   $       1.13
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FCG            FGC            FFG            FMP            FFM
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $    193,695   $ 70,911,303   $  4,398,706   $ 85,070,707   $  4,132,915
                                                            ------------------------------------------------------------------------
    at market value                                         $    201,735   $ 77,322,110   $  4,721,941   $107,473,379   $  4,831,100
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     212         74,888          6,901         15,829         10,681
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              118         61,678          3,445         87,079          3,637
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     202,065     77,458,676      4,732,287    107,576,287      4,845,418
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                   118         61,678          3,445         87,079          3,637
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          212         74,888          6,901         15,829         10,681
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    330        136,566         10,346        102,908         14,318
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $    201,735   $ 77,322,110   $  4,721,941   $107,473,379   $  4,831,100
====================================================================================================================================
Accumulation units outstanding                                   214,627     85,401,050      4,335,851     77,767,142      4,129,672
====================================================================================================================================
Net asset value per accumulation unit                       $       0.94   $       0.91   $       1.09   $       1.38   $       1.17
====================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FOS            FFO            FRE            FSV            FMS
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $ 14,490,131   $    912,472   $ 34,496,479   $ 14,439,226   $    860,436
                                                            ------------------------------------------------------------------------
    at market value                                         $ 16,523,950   $  1,063,604   $ 43,043,665   $ 17,450,167   $    946,663
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  42,231         10,594         49,251         23,819          4,754
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           13,170            761         34,504         14,086            703
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  16,579,351      1,074,959     43,127,420     17,488,072        952,120
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                13,170            761         34,504         14,086            703
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                       42,231         10,594         49,251         23,819          4,754
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 55,401         11,355         83,755         37,905          5,457
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 16,523,950   $  1,063,604   $ 43,043,665   $ 17,450,167   $    946,663
====================================================================================================================================
Accumulation units outstanding                                21,422,431        978,644     25,551,427     11,574,490        922,491
====================================================================================================================================
Net asset value per accumulation unit                       $       0.77   $       1.09   $       1.68   $       1.51   $       1.03
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FIF            FSE            FUE            FMC            FID
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $ 37,916,654   $  7,677,470   $ 15,076,135   $ 52,489,202   $    161,106
                                                            ------------------------------------------------------------------------
    at market value                                         $ 38,127,175   $  9,440,045   $ 16,173,251   $ 61,556,679   $    180,410
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   2,949             --         41,189         46,682            880
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           30,705         11,397         12,945         49,845            126
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  38,160,829      9,451,442     16,227,385     61,653,206        181,416
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                30,705          7,729         12,945         49,845            126
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                             --          3,668             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                        2,949             --         41,189         46,682            880
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 33,654         11,397         54,134         96,527          1,006
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 38,127,175   $  9,440,045   $ 16,173,251   $ 61,556,679   $    180,410
====================================================================================================================================
Accumulation units outstanding                                40,085,356      7,358,205     20,583,623     38,493,669        168,555
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       1.28   $       0.79   $       1.60   $       1.07
====================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FFS            FTC           FTL            FGT            FIG
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $    129,669   $    209,540   $     31,630   $ 10,451,419   $ 26,936,182
                                                            ------------------------------------------------------------------------
    at market value                                         $    147,429   $    234,852   $     35,189   $  7,599,344   $ 26,324,432
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     132             71             95         17,590         26,933
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              122            190             24          6,302         21,717
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     147,683        235,113         35,308      7,623,236     26,373,082
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                   122            190             24          6,302         21,717
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          132             71             95         17,590         26,933
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    254            261            119         23,892         48,650
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $    147,429   $    234,852   $     35,189   $  7,599,344   $ 26,324,432
====================================================================================================================================
Accumulation units outstanding                                   137,299        237,243         34,147     20,019,350     42,310,399
====================================================================================================================================
Net asset value per accumulation unit                       $       1.07   $       0.99   $       1.03   $       0.38   $       0.62
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FAG            FIP            FGW            FDS            FUT
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $ 13,465,165   $ 16,706,494   $ 25,926,872   $ 25,938,670   $    133,442
                                                            ------------------------------------------------------------------------
    at market value                                         $ 10,541,442   $ 19,265,009   $ 24,297,206   $ 26,732,347   $    152,360
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      94         87,897        122,240         12,052             --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                            8,687         15,243         19,600         21,939            118
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  10,550,223     19,368,149     24,439,046     26,766,338        152,478
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                 8,687         15,243         19,600         21,939            118
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                           94         87,897        122,240         12,052             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  8,781        103,140        141,840         33,991            118
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 10,541,442   $ 19,265,009   $ 24,297,206   $ 26,732,347   $    152,360
====================================================================================================================================
Accumulation units outstanding                                24,625,284     23,615,189     40,588,157     32,961,885        128,090
====================================================================================================================================
Net asset value per accumulation unit                       $       0.43   $       0.82   $       0.60   $       0.81   $       1.19
====================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FPE            FEU            FHS            FPH            FPI
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $    412,052   $     18,193   $    295,795   $ 13,813,818   $    763,434
                                                            ------------------------------------------------------------------------
    at market value                                         $    455,523   $     20,924   $    319,397   $ 14,347,453   $    891,415
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   3,147             28            385         10,622          2,115
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              344             16            256         11,677            716
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     459,014         20,968        320,038     14,369,752        894,246
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                   344             16            256         11,677            716
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                        3,147             28            385         10,622          2,115
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  3,491             44            641         22,299          2,831
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $    455,523   $     20,924   $    319,397   $ 14,347,453   $    891,415
====================================================================================================================================
Accumulation units outstanding                                   453,523         19,277        316,238     12,549,606        861,829
====================================================================================================================================
Net asset value per accumulation unit                       $       1.00   $       1.09   $       1.01   $       1.14   $       1.03
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FIN            FNO            FVS            FMI            FSO
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $ 11,113,858   $371,050,111   $ 13,805,749   $ 62,232,965   $    729,814
                                                            ------------------------------------------------------------------------
    at market value                                         $ 11,230,770   $227,873,124   $ 11,578,066   $ 76,362,864   $    817,788
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --             --             --            602
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           14,909        303,214         23,572         93,783            619
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  11,245,679    228,176,338     11,601,638     76,456,647        819,009
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                 9,260        188,877          9,597         61,622            619
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                          5,649        114,337         13,975         32,161             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                           --             --             --             --            602
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 14,909        303,214         23,572         93,783          1,221
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 11,230,770   $227,873,124   $ 11,578,066   $ 76,362,864   $    817,788
====================================================================================================================================
Accumulation units outstanding                                19,531,295    199,866,287     21,382,978     40,575,024        793,662
====================================================================================================================================
Net asset value per accumulation unit                       $       0.58   $       1.14   $       0.54   $       1.88   $       1.03
====================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    FVA            FIC            FSP           FAA            FWI
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                 $ 69,966,972   $ 21,881,614   $ 43,032,928   $    439,738   $    123,988
                                                            ------------------------------------------------------------------------
    at market value                                         $ 88,028,370   $ 26,054,593   $ 52,912,969   $    472,528   $    137,195
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  69,952             --         75,784            270             --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           71,362         68,480         42,361            355            107
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  88,169,684     26,123,073     53,031,114        473,153        137,302
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                71,362         20,641         42,361            355             89
    Minimum death benefit guarantee risk charge                       --             --             --             --             --
    Transaction charge                                                --             --             --             --             --
    Contract terminations                                             --         47,839             --             --             18
Payable to mutual funds, portfolios and the trust
  for investments purchased                                       69,952             --         75,784            270             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                141,314         68,480        118,145            625            107
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 88,028,370   $ 26,054,593   $ 52,912,969   $    472,528   $    137,195
====================================================================================================================================
Accumulation units outstanding                                49,538,789     35,693,830     38,763,034        440,628        133,773
====================================================================================================================================
Net asset value per accumulation unit                       $       1.78   $       0.73   $       1.37   $       1.07   $       1.03
====================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                          ------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                                                  FWS            V04            F04
ASSETS
Investments in shares of mutual funds, portfolios
  and units of the trust:
    at cost                                                                               $    348,488   $    390,112   $  4,836,354
                                                                                          ------------------------------------------
    at market value                                                                       $    390,822   $  1,112,495   $  8,371,367
Dividends receivable                                                                                --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                                                 1,050             --             --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                                                            294            923          9,248
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                   392,166      1,113,418      8,380,615
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                                                 294            503          6,822
    Minimum death benefit guarantee risk charge                                                     --            151             --
    Transaction charge                                                                              --            252          1,895
    Contract terminations                                                                           --             17            531
Payable to mutual funds, portfolios and the trust
  for investments purchased                                                                      1,050             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                1,344            923          9,248
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                                                  $    390,822   $  1,112,495   $  8,371,367
====================================================================================================================================
Accumulation units outstanding                                                                 380,408        289,092      2,245,115
====================================================================================================================================
Net asset value per accumulation unit                                                     $       1.03   $       3.85   $       3.73
====================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                     FEI            P              U              T              Y
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $    149,280   $         --   $         --   $     79,197   $    828,018
Variable account expenses                                        74,308         29,861      4,785,689         15,754        228,264
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  74,972        (29,861)    (4,785,689)        63,443        599,754
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         677,916        599,431     59,827,240        238,741      5,978,065
    Cost of investments sold                                    716,600      1,112,231    121,100,770        223,741      5,823,666
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (38,684)      (512,800)   (61,273,530)        15,000        154,399
Distributions from capital gains                                     --             --             --         38,426        407,307
Net change in unrealized appreciation or
  depreciation of investments                                 2,915,726      1,622,619    190,199,538        (83,738)      (884,250)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,877,042      1,109,819    128,926,008        (30,312)      (322,544)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  2,952,014   $  1,079,958   $124,140,319   $     33,131   $    277,210
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                         Q              V             IL             S              X
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $    109,666   $  3,168,852   $  1,752,261   $    239,570   $  5,897,130
Variable account expenses                                        19,505        778,321      1,438,575         85,438      2,911,106
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  90,161      2,390,531        313,686        154,132      2,986,024
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         325,092     16,108,957     21,975,603      1,637,079     39,851,616
    Cost of investments sold                                    319,339     16,060,425     37,507,434      2,032,736     55,856,340
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  5,753         48,532    (15,531,831)      (395,657)   (16,004,724)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    11,253        500,334     54,350,415      2,867,600     76,937,485
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,006        548,866     38,818,584      2,471,943     60,932,761
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    107,167   $  2,939,397   $ 39,132,270   $  2,626,075   $ 63,918,785
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                         R              W            FBC            FCR            FCM
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $      8,494   $    393,293   $     29,943   $     17,514   $    169,188
Variable account expenses                                         8,063        514,603         30,369         24,910        300,846
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     431       (121,310)          (426)        (7,396)      (131,658)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         198,726     22,625,048        446,742        192,624     25,736,723
    Cost of investments sold                                    198,726     22,625,181        542,759        206,892     25,736,871
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --           (133)       (96,017)       (14,268)          (148)
Distributions from capital gains                                      1             47             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            145        908,718        745,503            149
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1             59        812,701        731,235              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        432   $   (121,251)  $    812,275   $    723,839   $   (131,657)
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FBD            FDE            FEM            FES            FGB
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $  1,293,604   $    586,037   $     32,688   $         --   $    771,633
Variable account expenses                                       326,894        330,275         15,754          4,439         94,014
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 966,710        255,762         16,934         (4,439)       677,619
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                       3,357,004        742,152        216,473         41,143      1,328,004
    Cost of investments sold                                  3,332,858        808,843        217,615         39,255      1,270,658
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 24,146        (66,691)        (1,142)         1,888         57,346
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   224,718     13,352,902        637,742        123,846        469,991
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  248,864     13,286,211        636,600        125,734        527,337
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,215,574   $ 13,541,973   $    653,534   $    121,295   $  1,204,956
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FGR            FEX            FIE            FMF            FND
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $     38,377   $  2,035,359   $     16,136   $    129,502   $    759,797
Variable account expenses                                       162,045        242,982         15,438         51,048      1,010,198
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (123,668)     1,792,377            698         78,454       (250,401)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         343,987        785,306        167,328        463,295      1,942,463
    Cost of investments sold                                    465,603        789,963        203,047        491,328      2,477,232
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (121,616)        (4,657)       (35,719)       (28,033)      (534,769)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 3,627,555      3,800,804        512,507      1,008,806     24,818,625
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                3,505,939      3,796,147        476,788        980,773     24,283,856
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  3,382,271   $  5,588,524   $    477,486   $  1,059,227   $ 24,033,455
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FPS            FIV            FFI            FSM            FST
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $        466   $    287,752   $    582,236       $     --   $        364
Variable account expenses                                         5,910        214,083        228,197         93,069            512
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,444)        73,669        354,039        (93,069)          (148)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          14,632        884,207      5,665,906        489,831         35,536
    Cost of investments sold                                     13,433        963,661      5,656,808        452,912         32,645
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,199        (79,454)         9,098         36,919          2,891
Distributions from capital gains                                 23,334             --        124,712             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   240,042      6,070,571       (342,293)     4,233,092         12,480
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  264,575      5,991,117       (208,483)     4,270,011         15,371
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    259,131   $  6,064,786   $    145,556   $  4,176,942   $     15,223
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FSA            FCA            FAC            FCD            FAD
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        56,192         69,972          2,181         57,437            731
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (56,192)       (69,972)        (2,181)       (57,437)          (731)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         446,268        344,552          6,366        374,863          7,136
    Cost of investments sold                                    705,975        461,180          6,004        410,059          6,998
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (259,707)      (116,628)           362        (35,196)           138
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,835,318      2,173,513         70,161      2,022,559         26,922
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,575,611      2,056,885         70,523      1,987,363         27,060
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,519,419   $  1,986,913   $     68,342   $  1,929,926   $     26,329
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FGI            FAL            FAB            FIR            FAI
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $  2,941,733   $      2,163   $        818   $     92,383   $        333
Variable account expenses                                     2,643,646          4,063          4,442        124,981          2,007
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 298,087         (1,900)        (3,624)       (32,598)        (1,674)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                      30,255,342         23,948         36,245        434,802         26,283
    Cost of investments sold                                 40,031,893         22,619         32,783        477,874         25,180
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (9,776,551)         1,329          3,462        (43,072)         1,103
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                71,514,410        149,060        216,914      3,358,962         77,637
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               61,737,859        150,389        220,376      3,315,890         78,740
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 62,035,946   $    148,489   $    216,752   $  3,283,292   $     77,066
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FVL            FAV            FSB            FEG            FSC
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $    649,908   $      3,071   $     71,518        $    --       $     --
Variable account expenses                                       591,420          8,125         27,139         17,338        166,966
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  58,488         (5,054)        44,379        (17,338)      (166,966)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         982,241         21,234        212,300        188,392      1,240,108
    Cost of investments sold                                  1,015,605         19,401        225,181        235,368      2,105,057
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (33,364)         1,833        (12,881)       (46,976)      (864,949)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                17,087,309        310,132        489,915        710,969      8,164,936
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               17,053,945        311,965        477,034        663,993      7,299,987
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 17,112,433   $    306,911   $    521,413   $    646,655   $  7,133,021
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     FCG(1)          FGC            FFG            FMP            FFM
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $        822   $    457,634   $      1,582   $    189,181   $        567
Variable account expenses                                           118        487,942         13,347        666,536         14,150
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     704        (30,308)       (11,765)      (477,355)       (13,583)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                              44        111,234         12,231        325,399          5,082
    Cost of investments sold                                         43        112,432         11,944        315,597          4,874
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1         (1,198)           287          9,802            208
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,040     11,077,776        323,575     26,370,142        695,709
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    8,041     11,076,578        323,862     26,379,944        695,917
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      8,745   $ 11,046,270   $    312,097   $ 25,902,589   $    682,334
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FOS            FFO            FRE            FSV            FMS
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $     58,992   $        215   $    744,149   $     26,689   $      2,085
Variable account expenses                                        91,241          2,723        276,387        114,887          2,706
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (32,249)        (2,508)       467,762        (88,198)          (621)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         281,353         10,041        449,229        510,717         32,686
    Cost of investments sold                                    336,280          9,460        413,840        496,888         31,203
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (54,927)           581         35,389         13,829          1,483
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,092,987        151,383      8,854,043      3,907,847         85,741
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                4,038,060        151,964      8,889,432      3,921,676         87,224
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  4,005,811   $    149,456   $  9,357,194   $  3,833,478   $     86,603
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FIF            FSE            FUE            FMC            FID
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $    447,929   $     18,504   $    101,048   $    475,300   $         --
Variable account expenses                                       240,565         61,992        104,942        411,403            575
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 207,364        (43,488)        (3,894)        63,897           (575)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         263,165        407,904        395,457        410,510          6,684
    Cost of investments sold                                    313,018        402,401        448,500        419,590          5,855
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (49,853)         5,503        (53,043)        (9,080)           829
Distributions from capital gains                                     --        272,627             --        623,888             --
Net change in unrealized appreciation or
  depreciation of investments                                 7,907,273      2,381,750      3,164,105     11,342,732         20,254
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                7,857,420      2,659,880      3,111,062     11,957,540         21,083
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  8,064,784   $  2,616,392   $  3,107,168   $ 12,021,437   $     20,508
===================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FFS            FTC            FTL            FGT            FIG
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $        742   $         --   $         --   $         --   $    214,221
Variable account expenses                                           605            799             97         55,224        197,596
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     137           (799)           (97)       (55,224)        16,625
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          28,801         26,068            749        780,450      2,624,192
    Cost of investments sold                                     26,396         23,015            663      1,298,138      3,267,438
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,405          3,053             86       (517,688)      (643,246)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,760         24,939          3,559      2,837,014      7,319,749
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   20,165         27,992          3,645      2,319,326      6,676,503
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     20,302   $     27,193   $      3,548   $  2,264,102   $  6,693,128
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FAG            FIP            FGW            FDS            FUT
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $         --   $     39,229       $     --   $         --   $        418
Variable account expenses                                        82,636        100,145        171,684        195,247            563
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (82,636)       (60,916)      (171,684)      (195,247)          (145)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                       1,203,774         49,011        379,550        911,431          9,411
    Cost of investments sold                                  1,774,876         49,024        468,848      1,012,854          8,900
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (571,102)           (13)       (89,298)      (101,423)           511
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 3,299,966      3,339,474      3,935,451      6,404,996         18,855
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,728,864      3,339,461      3,846,153      6,303,573         19,366
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  2,646,228   $  3,278,545   $  3,674,469   $  6,108,326   $     19,221
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FPE            FEU            FHS            FPH            FPI
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $      4,093   $          4   $        241   $    973,257   $        550
Variable account expenses                                         1,506             47          1,188        100,870          3,070
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,587            (43)          (947)       872,387         (2,520)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          18,864            286         43,134      1,152,093         52,719
    Cost of investments sold                                     18,214            269         41,175      1,180,447         48,465
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    650             17          1,959        (28,354)         4,254
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    43,648          2,731         23,918      1,613,573        127,948
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   44,298          2,748         25,877      1,585,219        132,202
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     46,885   $      2,705   $     24,930   $  2,457,606   $    129,682
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
                                       25

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FIN            FNO            FVS            FMI            FSO
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $     26,518   $         --   $         --   $         --   $         72
Variable account expenses                                        82,727      1,907,068         90,021        483,358          2,431
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (56,209)    (1,907,068)       (90,021)      (483,358)        (2,359)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                       1,154,760     29,790,072      1,169,881        688,304         12,950
    Cost of investments sold                                  1,303,777     55,447,444      1,574,339        730,791         11,569
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (149,017)   (25,657,372)      (404,458)       (42,487)         1,381
Distributions from capital gains                                     --             --             --      2,792,050             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,949,054     84,974,740      3,246,638     19,547,020         89,340
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,800,037     59,317,368      2,842,180     22,296,583         90,721
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  2,743,828   $ 57,410,300   $  2,752,159   $ 21,813,225   $     88,362
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FVA            FIC            FSP            FAA            FWI
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                   $    128,446   $     40,312   $         --   $      3,237   $         88
Variable account expenses                                       599,276        143,189        313,235          1,361            273
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (470,830)      (102,877)      (313,235)         1,876           (185)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         882,958        198,725        165,770         19,511          6,068
    Cost of investments sold                                    847,071        212,165        171,664         18,923          5,493
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 35,887        (13,440)        (5,894)           588            575
Distributions from capital gains                              1,292,241             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                22,925,988      6,865,655     12,594,975         33,294         13,217
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               24,254,116      6,852,215     12,589,081         33,882         13,792
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 23,783,286   $  6,749,338   $ 12,275,846   $     35,758   $     13,607
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                      FWS            V04            F04
INVESTMENT INCOME
Dividend income from
  mutual funds, portfolios and the trust                                                 $         --   $         --   $         --
Variable account expenses                                                                       1,004         10,038        102,104
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                (1,004)       (10,038)      (102,104)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                                                         4,697         59,073      1,537,273
    Cost of investments sold                                                                    4,143         20,411        884,936
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                  554         38,662        652,337
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                  42,274        (17,245)      (479,174)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                 42,828         21,417        173,163
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                              $     41,824   $     11,379   $     71,059
===================================================================================================================================

(1) For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003. See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                    FEI             P              U              T              Y
OPERATIONS
Investment income (loss) -- net                            $     74,972   $    (29,861)  $ (4,785,689)  $     63,443   $    599,754
Net realized gain (loss) on sales of investments                (38,684)      (512,800)   (61,273,530)        15,000        154,399
Distributions from capital gains                                     --             --             --         38,426        407,307
Net change in unrealized appreciation or
  depreciation of investments                                 2,915,726      1,622,619    190,199,538        (83,738)      (884,250)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,952,014      1,079,958    124,140,319         33,131        277,210
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,228,478             --     73,658,080             --      3,920,346
Net transfers(1)                                                679,857        (49,032)   (44,046,527)        75,658     (1,820,787)
Transfers for policy loans                                        4,312        (41,555)      (135,780)         1,347        (58,976)
Policy charges                                                 (406,017)      (109,791)   (37,983,118)       (64,855)    (2,077,412)
Contract terminations:
    Surrender benefits                                         (250,301)      (122,718)   (31,123,349)       (11,964)    (1,664,728)
    Death benefits                                                   --       (177,544)      (303,447)      (109,919)        (7,735)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,256,329       (500,640)   (39,934,141)      (109,733)    (1,709,292)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,785,172      4,376,691    496,983,151      2,443,708     24,466,635
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,993,515   $  4,956,009   $581,189,329   $  2,367,106   $ 23,034,553
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,661,372      1,272,456    193,612,368        840,817      8,992,967
Contract purchase payments                                    1,410,691             --     26,157,818             --      1,433,435
Net transfers(1)                                                679,875        (16,430)   (15,398,560)        25,970       (651,700)
Transfers for policy loans                                        5,601        (11,686)       (38,810)           441        (21,687)
Policy charges                                                 (465,856)       (28,966)   (13,913,946)       (22,176)      (771,441)
Contract terminations:
    Surrender benefits                                         (281,858)       (33,509)   (10,938,429)        (4,099)      (608,091)
    Death benefits                                                   --        (43,220)      (107,294)       (37,736)        (2,872)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,009,825      1,138,645    179,373,147        803,217      8,370,611
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                         Q              V             IL              S              X
OPERATIONS
Investment income (loss) -- net                            $     90,161   $  2,390,531   $    313,686   $    154,132   $  2,986,024
Net realized gain (loss) on sales of investments                  5,753         48,532    (15,531,831)      (395,657)   (16,004,724)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    11,253        500,334     54,350,415      2,867,600     76,937,485
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     107,167      2,939,397     39,132,270      2,626,075     63,918,785
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --      8,186,611     21,870,288             --     38,503,441
Net transfers(1)                                                 64,158    (10,270,679)   (18,543,282)      (155,810)   (24,212,047)
Transfers for policy loans                                       (7,285)       238,924       (468,962)       108,805       (150,703)
Policy charges                                                  (84,732)    (6,694,918)    (9,728,072)      (310,405)   (25,061,603)
Contract terminations:
    Surrender benefits                                          (30,791)    (5,543,284)    (9,503,020)      (526,875)   (19,793,645)
    Death benefits                                             (117,061)       (88,001)       (79,672)      (490,055)      (400,116)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (175,711)   (14,171,347)   (16,452,720)    (1,374,340)   (31,114,673)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,989,100     90,520,996    157,600,979     13,029,775    316,247,963
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,920,556   $ 79,289,046   $180,280,529   $ 14,281,510   $349,052,075
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,001,368     32,956,860    125,215,682      3,946,024    123,110,170
Contract purchase payments                                           --      2,923,071     16,490,653             --     14,079,118
Net transfers(1)                                                 21,020     (3,475,336)   (13,749,131)       (48,692)    (8,511,705)
Transfers for policy loans                                       (2,388)        85,253       (341,484)        30,622        (49,810)
Policy charges                                                  (27,794)    (2,572,505)    (7,625,501)       (87,803)    (9,599,063)
Contract terminations:
    Surrender benefits                                          (10,260)    (1,975,771)    (7,047,181)      (154,569)    (7,194,363)
    Death benefits                                              (38,319)       (31,409)       (58,867)      (139,526)      (150,105)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                943,627     27,910,163    112,884,171      3,546,056    111,684,242
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                         R              W             FBC            FCR            FCM
OPERATIONS
Investment income (loss) -- net                            $        431   $   (121,310)  $       (426)  $     (7,396)  $   (131,658)
Net realized gain (loss) on sales of investments                     --           (133)       (96,017)       (14,268)          (148)
Distributions from capital gains                                      1             47             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            145        908,718        745,503            149
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         432       (121,251)       812,275        723,839       (131,657)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --     24,725,380        879,024        913,762     21,802,315
Net transfers(1)                                                 42,237    (25,874,448)      (157,308)     2,919,435    (14,357,161)
Transfers for policy loans                                        2,123        752,437        (31,930)        (4,823)      (131,850)
Policy charges                                                  (42,221)    (8,023,388)      (184,054)      (146,875)    (4,092,990)
Contract terminations:
    Surrender benefits                                          (96,720)    (4,608,006)      (151,922)      (108,428)    (3,136,306)
    Death benefits                                                   --        (24,793)          (269)            --         (4,465)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (94,581)   (13,052,818)       353,541      3,573,071         79,543
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,259,805     62,781,611      2,756,834      1,260,910     31,910,951
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,165,656   $ 49,607,542   $  3,922,650   $  5,557,820   $ 31,858,837
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          610,460     33,820,803      4,869,290      2,364,997     30,035,939
Contract purchase payments                                           --     13,330,025      1,427,800      1,500,083     20,556,328
Net transfers(1)                                                 20,459    (13,910,068)      (222,587)     4,729,509    (13,528,087)
Transfers for policy loans                                        1,028        405,637        (47,871)        (6,089)      (124,368)
Policy charges                                                  (20,450)    (4,367,387)      (302,786)      (270,150)    (3,875,334)
Contract terminations:
    Surrender benefits                                          (46,844)    (2,484,687)      (237,340)      (178,216)    (2,956,015)
    Death benefits                                                   --        (13,358)          (440)            --         (4,209)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                564,653     26,780,965      5,486,066      8,140,134     30,104,254
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FBD            FDE            FEM            FES            FGB
OPERATIONS
Investment income (loss) -- net                            $    966,710   $    255,762   $     16,934   $     (4,439)  $    677,619
Net realized gain (loss) on sales of investments                 24,146        (66,691)        (1,142)         1,888         57,346
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   224,718     13,352,902        637,742        123,846        469,991
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,215,574     13,541,973        653,534        121,295      1,204,956
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    8,325,633      8,289,140        496,301        525,163      2,341,579
Net transfers(1)                                              2,791,789     12,676,678        859,784        860,449      4,794,637
Transfers for policy loans                                     (169,023)       (35,236)       (12,845)          (385)       (91,457)
Policy charges                                               (2,515,769)    (1,636,097)       (72,905)       (54,078)      (447,955)
Contract terminations:
    Surrender benefits                                       (2,043,645)    (1,421,201)       (45,758)          (546)      (222,985)
    Death benefits                                              (35,145)       (24,896)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                6,353,840     17,848,388      1,224,577      1,330,603      6,373,819
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              30,670,766     26,901,705      1,192,898         25,686      6,393,118
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 38,240,180   $ 58,292,066   $  3,071,009   $  1,477,584   $ 13,971,893
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       25,600,991     33,573,446      1,680,260         29,895      5,216,842
Contract purchase payments                                    6,803,436      9,088,482        608,854        539,824      1,806,211
Net transfers(1)                                              2,354,059     12,852,556      1,008,891        902,902      3,777,736
Transfers for policy loans                                     (136,672)       (36,262)       (16,271)          (382)       (70,576)
Policy charges                                               (2,103,644)    (1,895,014)      (110,555)       (55,876)      (379,321)
Contract terminations:
    Surrender benefits                                       (1,664,644)    (1,556,500)       (61,060)          (560)      (171,935)
    Death benefits                                              (28,643)       (25,493)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             30,824,883     52,001,215      3,110,119      1,415,803     10,178,957
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FGR            FEX            FIE            FMF            FND
OPERATIONS
Investment income (loss) -- net                            $   (123,668)  $  1,792,377   $        698   $     78,454   $   (250,401)
Net realized gain (loss) on sales of investments               (121,616)        (4,657)       (35,719)       (28,033)      (534,769)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 3,627,555      3,800,804        512,507      1,008,806     24,818,625
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   3,382,271      5,588,524        477,486      1,059,227     24,033,455
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,241,826      5,343,531        516,428      1,428,376     28,796,255
Net transfers(1)                                              7,849,120     15,299,898        709,331      2,122,091      9,783,289
Transfers for policy loans                                      (65,713)      (187,130)       (22,310)       (39,237)      (407,958)
Policy charges                                                 (913,196)    (1,269,598)       (96,832)      (350,407)    (6,077,907)
Contract terminations:
    Surrender benefits                                         (582,015)      (821,990)       (50,144)      (236,022)    (4,222,044)
    Death benefits                                              (18,806)       (16,423)        (1,560)        (4,517)       (65,066)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               11,511,216     18,348,288      1,054,913      2,920,284     27,806,569
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              11,415,134     15,346,742      1,335,414      3,935,002     89,327,339
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 26,308,621   $ 39,283,554   $  2,867,813   $  7,914,513   $141,167,363
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       29,572,798     17,180,619      2,713,240      5,364,212    134,661,364
Contract purchase payments                                   12,376,769      5,279,904        986,198      1,805,588     39,538,218
Net transfers(1)                                             18,457,691     15,326,763      1,212,903      2,695,902     13,309,695
Transfers for policy loans                                     (147,475)      (177,538)       (39,838)       (50,382)      (533,873)
Policy charges                                               (2,181,017)    (1,346,869)      (185,553)      (457,650)    (8,566,675)
Contract terminations:
    Surrender benefits                                       (1,406,074)      (798,002)       (93,284)      (298,751)    (5,849,285)
    Death benefits                                              (42,635)       (16,488)        (2,642)        (5,693)       (88,863)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             56,630,057     35,448,389      4,591,024      9,053,226    172,470,581
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FPS            FIV            FFI            FSM            FST
OPERATIONS
Investment income (loss) -- net                            $     (5,444)  $     73,669   $    354,039   $    (93,069)  $       (148)
Net realized gain (loss) on sales of investments                  1,199        (79,454)         9,098         36,919          2,891
Distributions from capital gains                                 23,334             --        124,712             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   240,042      6,070,571       (342,293)     4,233,092         12,480
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     259,131      6,064,786        145,556      4,176,942         15,223
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      740,524      5,470,370      6,769,785      2,409,495         57,786
Net transfers(1)                                                908,639      7,042,998      3,321,223      4,725,898         61,070
Transfers for policy loans                                       (1,510)      (125,133)      (187,505)        (6,013)            --
Policy charges                                                  (57,390)    (1,168,311)    (1,987,913)      (464,010)        (4,007)
Contract terminations:
    Surrender benefits                                             (810)    (1,156,865)    (1,211,997)      (284,505)          (231)
    Death benefits                                                   --        (18,957)          (723)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,589,453     10,044,102      6,702,870      6,380,865        114,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  71,306     16,778,603     18,644,611      6,438,491         12,092
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,919,890   $ 32,887,491   $ 25,493,037   $ 16,996,298   $    141,933
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           88,236     27,756,744     15,723,672      8,488,884         14,673
Contract purchase payments                                      765,886      8,216,966      5,688,455      2,681,149         62,956
Net transfers(1)                                                945,464     10,622,303      2,860,258      4,971,177         66,915
Transfers for policy loans                                       (1,477)      (178,932)      (157,245)        (7,489)            --
Policy charges                                                  (58,329)    (1,760,725)    (1,726,719)      (536,209)        (4,255)
Contract terminations:
    Surrender benefits                                             (780)    (1,730,277)    (1,018,501)      (304,460)          (233)
    Death benefits                                                   --        (27,744)          (609)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,739,000     42,898,335     21,369,311     15,293,052        140,056
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FSA            FCA            FAC            FCD            FAD
OPERATIONS
Investment income (loss) -- net                            $    (56,192)  $    (69,972)  $     (2,181)  $    (57,437)  $       (731)
Net realized gain (loss) on sales of investments               (259,707)      (116,628)           362        (35,196)           138
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,835,318      2,173,513         70,161      2,022,559         26,922
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,519,419      1,986,913         68,342      1,929,926         26,329
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,742,876      2,195,099        240,155      1,359,819         85,448
Net transfers(1)                                                129,149        992,633        395,063      1,078,311        107,944
Transfers for policy loans                                      (38,592)       (43,176)            --        (11,673)            --
Policy charges                                                 (383,003)      (389,071)       (27,106)      (260,119)        (8,380)
Contract terminations:
    Surrender benefits                                         (215,372)      (222,481)        (1,091)      (171,282)           (12)
    Death benefits                                              (15,675)        (9,615)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,219,383      2,523,389        607,021      1,995,056        185,000
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,056,825      5,944,889         26,692      4,858,222         18,885
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,795,627   $ 10,455,191   $    702,055   $  8,783,204   $    230,214
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       13,006,846     11,892,756         32,764      6,829,108         24,787
Contract purchase payments                                    4,030,912      3,971,721        250,963      1,700,498         94,255
Net transfers(1)                                                187,277      1,635,227        418,896      1,247,277        115,861
Transfers for policy loans                                      (89,831)       (75,046)            --        (13,859)            --
Policy charges                                                 (889,480)      (707,908)       (28,382)      (345,850)        (9,098)
Contract terminations:
    Surrender benefits                                         (500,630)      (404,539)        (1,126)      (213,420)           (12)
    Death benefits                                              (36,831)       (17,849)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             15,708,263     16,294,362        673,115      9,203,754        225,793
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FGI            FAL            FAB            FIR            FAI
OPERATIONS
Investment income (loss) -- net                            $    298,087   $     (1,900)  $     (3,624)  $    (32,598)  $     (1,674)
Net realized gain (loss) on sales of investments             (9,776,551)         1,329          3,462        (43,072)         1,103
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                71,514,410        149,060        216,914      3,358,962         77,637
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  62,035,946        148,489        216,752      3,283,292         77,066
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   44,712,664        418,728        499,280      3,288,309        276,021
Net transfers(1)                                            (27,957,900)       987,152        941,148      1,575,725        377,078
Transfers for policy loans                                   (1,181,796)           (26)        (2,335)       (34,840)        (1,564)
Policy charges                                              (17,324,397)       (35,392)       (41,394)      (547,234)       (24,176)
Contract terminations:
    Surrender benefits                                      (14,908,593)          (278)          (135)      (359,541)          (484)
    Death benefits                                             (184,691)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (16,844,713)     1,370,184      1,396,564      3,922,419        626,875
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             278,192,718         35,000         57,811     10,871,673         19,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $323,383,951   $  1,553,673   $  1,671,127   $ 18,077,384   $    723,713
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      244,397,869         44,789         69,659     21,649,961         24,388
Contract purchase payments                                   36,816,261        447,725        472,522      6,267,496        308,882
Net transfers(1)                                            (22,789,592)     1,063,427        910,597      3,088,942        420,484
Transfers for policy loans                                     (948,439)           (28)        (2,088)       (64,953)        (1,612)
Policy charges                                              (14,752,575)       (37,815)       (39,266)    (1,080,864)       (26,955)
Contract terminations:
    Surrender benefits                                      (12,155,373)          (290)          (131)      (673,098)          (520)
    Death benefits                                             (164,082)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            230,404,069      1,517,808      1,411,293     29,187,484        724,667
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FVL            FAV            FSB            FEG            FSC
OPERATIONS
Investment income (loss) -- net                            $     58,488   $     (5,054)  $     44,379   $    (17,338)  $   (166,966)
Net realized gain (loss) on sales of investments                (33,364)         1,833        (12,881)       (46,976)      (864,949)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                17,087,309        310,132        489,915        710,969      8,164,936
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  17,112,433        306,911        521,413        646,655      7,133,021
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   12,360,918        877,666        804,010        459,400      3,644,424
Net transfers(1)                                              5,885,744      1,285,729        917,564        856,307       (284,922)
Transfers for policy loans                                     (322,686)        (1,611)          (369)       (13,069)       (68,812)
Policy charges                                               (2,861,371)       (71,022)      (143,860)       (86,826)      (886,113)
Contract terminations:
    Surrender benefits                                       (2,260,889)          (577)      (177,369)       (40,947)      (591,845)
    Death benefits                                               (9,905)            --             --        (10,360)        (1,661)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               12,791,811      2,090,185      1,399,976      1,164,505      1,811,071
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              53,869,187        150,429      2,115,617      1,281,855     14,650,684
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 83,773,431   $  2,547,525   $  4,037,006   $  3,093,015   $ 23,594,776
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       53,829,570        174,740      2,711,762      2,255,579     19,146,292
Contract purchase payments                                   11,475,747        893,827        957,435        680,270      4,052,748
Net transfers(1)                                              5,334,497      1,325,715      1,088,268      1,115,900       (530,807)
Transfers for policy loans                                     (291,076)        (1,547)            96        (19,201)       (66,615)
Policy charges                                               (2,706,918)       (72,231)      (171,273)      (127,973)      (984,206)
Contract terminations:
    Surrender benefits                                       (2,075,491)          (576)      (210,447)       (62,125)      (670,558)
    Death benefits                                               (9,091)            --             --        (13,111)        (1,764)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             65,557,238      2,319,928      4,375,841      3,829,339     20,945,090
===================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    FCG(2)           FGC            FFG            FMP            FFM
OPERATIONS
Investment income (loss) -- net                            $        704   $    (30,308)  $    (11,765)  $   (477,355)  $    (13,583)
Net realized gain (loss) on sales of investments                      1         (1,198)           287          9,802            208
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,040     11,077,776        323,575     26,370,142        695,709
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,745     11,046,270        312,097     25,902,589        682,334
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       17,883     12,384,532      1,941,097     16,514,850      1,628,744
Net transfers(1)                                                176,560     22,435,079      2,561,692     17,815,480      2,531,439
Transfers for policy loans                                           --       (227,403)        (7,966)      (312,433)        (2,761)
Policy charges                                                   (1,453)    (2,309,283)      (148,777)    (3,111,298)      (143,915)
Contract terminations:
    Surrender benefits                                               --     (1,765,884)        (2,586)    (2,368,348)        (3,526)
    Death benefits                                                   --        (19,839)            --        (35,785)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  192,990     30,497,202      4,343,460     28,502,466      4,009,981
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --     35,778,638         66,384     53,068,324        138,785
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    201,735   $ 77,322,110   $  4,721,941   $107,473,379   $  4,831,100
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --     48,404,887         74,572     52,717,294        162,547
Contract purchase payments                                       19,543     15,158,643      1,889,807     14,878,176      1,600,386
Net transfers(1)                                                196,671     27,231,147      2,526,537     15,503,002      2,514,772
Transfers for policy loans                                           --       (277,004)        (7,669)      (274,737)        (2,647)
Policy charges                                                   (1,587)    (2,929,175)      (144,895)    (2,919,452)      (142,149)
Contract terminations:
    Surrender benefits                                               --     (2,164,370)        (2,501)    (2,107,215)        (3,237)
    Death benefits                                                   --        (23,078)            --        (29,926)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                214,627     85,401,050      4,335,851     77,767,142      4,129,672
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FOS            FFO            FRE            FSV            FMS
OPERATIONS
Investment income (loss) -- net                            $    (32,249)  $     (2,508)  $    467,762   $    (88,198)  $       (621)
Net realized gain (loss) on sales of investments                (54,927)           581         35,389         13,829          1,483
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,092,987        151,383      8,854,043      3,907,847         85,741
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,005,811        149,456      9,357,194      3,833,478         86,603
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,652,110        440,798      7,544,151      2,939,253        271,070
Net transfers(1)                                              3,831,300        488,272      7,315,866      2,049,414        577,522
Transfers for policy loans                                      (29,748)        (1,604)      (158,814)       (87,221)            --
Policy charges                                                 (434,348)       (32,434)    (1,310,716)      (571,367)       (22,471)
Contract terminations:
    Surrender benefits                                         (342,167)          (794)    (1,010,535)      (475,510)          (176)
    Death benefits                                               (7,301)            --        (13,614)       (10,380)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,669,846        894,238     12,366,338      3,844,189        825,945
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,848,293         19,910     21,320,133      9,772,500         34,115
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 16,523,950   $  1,063,604   $ 43,043,665   $ 17,450,167   $    946,663
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       12,600,509         25,965     17,026,636      8,487,677         41,228
Contract purchase payments                                    4,362,797        478,531      5,253,645      2,368,902        288,111
Net transfers(1)                                              5,786,184        511,463      5,055,886      1,640,877        617,195
Transfers for policy loans                                      (40,353)        (1,600)      (106,435)       (68,998)            --
Policy charges                                                 (720,212)       (34,918)      (953,269)      (463,501)       (23,863)
Contract terminations:
    Surrender benefits                                         (553,256)          (797)      (714,651)      (382,577)          (180)
    Death benefits                                              (13,238)            --        (10,385)        (7,890)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             21,422,431        978,644     25,551,427     11,574,490        922,491
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FIF            FSE            FUE            FMC            FID
OPERATIONS
Investment income (loss) -- net                            $    207,364   $    (43,488)  $     (3,894)  $     63,897   $       (575)
Net realized gain (loss) on sales of investments                (49,853)         5,503        (53,043)        (9,080)           829
Distributions from capital gains                                     --        272,627             --        623,888             --
Net change in unrealized appreciation or
  depreciation of investments                                 7,907,273      2,381,750      3,164,105     11,342,732         20,254
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   8,064,784      2,616,392      3,107,168     12,021,437         20,508
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,836,116      1,641,645      2,896,094     10,927,238         50,881
Net transfers(1)                                              6,799,128        637,355      2,430,746      8,370,857         95,241
Transfers for policy loans                                     (114,367)        (5,337)       (37,157)      (183,759)             5
Policy charges                                               (1,042,824)      (293,361)      (501,088)    (1,956,876)        (5,144)
Contract terminations:
    Surrender benefits                                         (731,701)      (176,679)      (423,762)    (1,573,464)            --
    Death benefits                                                   --           (343)        (6,197)       (13,502)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               10,746,352      1,803,280      4,358,636     15,570,494        140,983
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              19,316,039      5,020,373      8,707,447     33,964,748         18,919
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 38,127,175   $  9,440,045   $ 16,173,251   $ 61,556,679   $    180,410
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       26,610,114      5,662,269     14,219,530     27,025,236         24,141
Contract purchase payments                                    7,434,215      1,617,906      4,317,446      8,028,702         52,384
Net transfers(1)                                              8,489,579        558,860      3,516,811      6,235,665         97,291
Transfers for policy loans                                     (146,382)       (11,902)       (54,740)      (131,360)            (2)
Policy charges                                               (1,376,399)      (300,220)      (767,670)    (1,493,441)        (5,259)
Contract terminations:
    Surrender benefits                                         (925,771)      (168,366)      (638,077)    (1,160,572)            --
    Death benefits                                                   --           (342)        (9,677)       (10,561)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             40,085,356      7,358,205     20,583,623     38,493,669        168,555
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FFS            FTC            FTL            FGT            FIG
OPERATIONS
Investment income (loss) -- net                            $        137   $       (799)  $        (97)  $    (55,224)  $     16,625
Net realized gain (loss) on sales of investments                  2,405          3,053             86       (517,688)      (643,246)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,760         24,939          3,559      2,837,014      7,319,749
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      20,302         27,193          3,548      2,264,102      6,693,128
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       44,483         53,617         17,449      1,606,495      5,251,568
Net transfers(1)                                                 89,610        139,401         15,502       (311,271)    (2,982,881)
Transfers for policy loans                                         (725)            --             --        (72,182)       (99,146)
Policy charges                                                   (5,340)        (5,443)        (1,310)      (312,915)    (1,040,495)
Contract terminations:
    Surrender benefits                                             (901)            --             --       (213,766)      (697,123)
    Death benefits                                                   --             --             --           (348)       (26,480)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  127,127        187,575         31,641        696,013        405,443
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         20,084             --      4,639,229     19,225,861
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    147,429   $    234,852   $     35,189   $  7,599,344   $ 26,324,432
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         29,212             --     17,739,916     41,200,191
Contract purchase payments                                       46,488         60,151         19,183      5,229,584     10,541,181
Net transfers(1)                                                 97,904        153,768         16,348     (1,037,105)    (5,679,068)
Transfers for policy loans                                         (767)            --             --       (208,492)      (182,670)
Policy charges                                                   (5,447)        (5,888)        (1,384)    (1,021,608)    (2,114,522)
Contract terminations:
    Surrender benefits                                             (879)            --             --       (681,677)    (1,402,906)
    Death benefits                                                   --             --             --         (1,268)       (51,807)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                137,299        237,243         34,147     20,019,350     42,310,399
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FAG            FIP            FGW            FDS            FUT
OPERATIONS
Investment income (loss) -- net                            $    (82,636)  $    (60,916)  $   (171,684)  $   (195,247)  $       (145)
Net realized gain (loss) on sales of investments               (571,102)           (13)       (89,298)      (101,423)           511
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 3,299,966      3,339,474      3,935,451      6,404,996         18,855
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,646,228      3,278,545      3,674,469      6,108,326         19,221
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,216,377      2,951,150      4,695,391      5,394,004         46,471
Net transfers(1)                                             (1,039,723)     7,547,484      2,671,234        400,948         89,623
Transfers for policy loans                                      (87,693)       (35,930)       (97,741)       (79,601)            --
Policy charges                                                 (478,934)      (388,444)      (891,607)    (1,007,033)        (5,238)
Contract terminations:
    Surrender benefits                                         (302,024)      (223,570)      (418,198)      (678,269)            --
    Death benefits                                                 (271)       (13,434)        (3,937)       (13,395)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  307,732      9,837,256      5,955,142      4,016,654        130,856
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,587,482      6,149,208     14,667,595     16,607,367          2,283
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,541,442   $ 19,265,009   $ 24,297,206   $ 26,732,347   $    152,360
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       23,672,628      9,601,053     29,771,097     27,078,674          2,578
Contract purchase payments                                    6,139,796      4,213,780      8,652,075      7,795,506         43,437
Net transfers(1)                                             (2,738,367)    10,768,044      4,812,370        673,045         86,988
Transfers for policy loans                                     (231,495)       (51,883)      (176,482)      (105,176)            --
Policy charges                                               (1,381,591)      (578,143)    (1,692,075)    (1,495,277)        (4,913)
Contract terminations:
    Surrender benefits                                         (834,929)      (317,833)      (771,999)      (965,745)            --
    Death benefits                                                 (758)       (19,829)        (6,829)       (19,142)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             24,625,284     23,615,189     40,588,157     32,961,885        128,090
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FPE            FEU            FHS            FPH            FPI
OPERATIONS
Investment income (loss) -- net                            $      2,587   $        (43)  $       (947)  $    872,387   $     (2,520)
Net realized gain (loss) on sales of investments                    650             17          1,959        (28,354)         4,254
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    43,648          2,731         23,918      1,613,573        127,948
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      46,885          2,705         24,930      2,457,606        129,682
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      165,900         12,594        124,505      1,916,606        443,532
Net transfers(1)                                                251,762          6,585        171,330      3,470,743        334,266
Transfers for policy loans                                       (2,083)            --           (239)       (15,084)             9
Policy charges                                                  (12,853)          (960)       (13,076)      (467,010)       (32,210)
Contract terminations:
    Surrender benefits                                           (2,116)            --           (702)      (309,134)        (2,471)
    Death benefits                                                   --             --             --         (6,335)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  400,610         18,219        281,818      4,589,786        743,126
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   8,028             --         12,649      7,300,061         18,607
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    455,523   $     20,924   $    319,397   $ 14,347,453   $    891,415
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            9,683             --         14,694      8,007,626         22,910
Contract purchase payments                                      183,196         13,052        131,295      1,853,326        489,298
Net transfers(1)                                                279,248          7,235        185,074      3,545,385        388,649
Transfers for policy loans                                       (2,265)            --           (254)       (14,106)            (1)
Policy charges                                                  (13,986)        (1,010)       (13,826)      (531,928)       (36,232)
Contract terminations:
    Surrender benefits                                           (2,353)            --           (745)      (304,960)        (2,795)
    Death benefits                                                   --             --             --         (5,737)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                453,523         19,277        316,238     12,549,606        861,829
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FIN            FNO            FVS            FMI            FSO
OPERATIONS
Investment income (loss) -- net                            $    (56,209)  $ (1,907,068)  $    (90,021)  $   (483,358)  $     (2,359)
Net realized gain (loss) on sales of investments               (149,017)   (25,657,372)      (404,458)       (42,487)         1,381
Distributions from capital gains                                     --             --             --      2,792,050             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,949,054     84,974,740      3,246,638     19,547,020         89,340
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,743,828     57,410,300      2,752,159     21,813,225         88,362
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,378,962     37,948,710      2,772,572     11,537,274        283,362
Net transfers(1)                                               (546,561)   (30,935,665)    (1,141,155)     9,039,792        429,931
Transfers for policy loans                                      (63,321)      (829,725)       (44,437)      (318,606)            --
Policy charges                                                 (426,123)   (12,964,769)      (509,537)    (2,298,949)       (27,342)
Contract terminations:
    Surrender benefits                                         (266,717)   (10,802,763)      (259,498)    (1,929,972)          (912)
    Death benefits                                                   --        (71,789)            --        (75,359)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,076,240    (17,656,001)       817,945     15,954,180        685,039
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,410,702    188,118,825      8,007,962     38,595,459         44,387
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,230,770   $227,873,124   $ 11,578,066   $ 76,362,864   $    817,788
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       17,014,133    216,998,505     19,518,119     30,315,944         58,344
Contract purchase payments                                    5,059,458     38,950,924      5,973,755      7,853,814        301,072
Net transfers(1)                                               (917,910)   (30,799,182)    (2,354,934)     5,566,782        464,494
Transfers for policy loans                                     (130,921)      (802,464)       (90,905)      (210,713)            --
Policy charges                                                 (925,153)   (13,546,881)    (1,101,350)    (1,612,193)       (29,303)
Contract terminations:
    Surrender benefits                                         (568,312)   (10,859,334)      (561,707)    (1,291,326)          (945)
    Death benefits                                                   --        (75,281)            --        (47,284)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             19,531,295    199,866,287     21,382,978     40,575,024        793,662
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FVA            FIC            FSP            FAA            FWI
OPERATIONS
Investment income (loss) -- net                            $   (470,830)  $   (102,877)  $   (313,235)  $      1,876   $       (185)
Net realized gain (loss) on sales of investments                 35,887        (13,440)        (5,894)           588            575
Distributions from capital gains                              1,292,241             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                22,925,988      6,865,655     12,594,975         33,294         13,217
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  23,783,286      6,749,338     12,275,846         35,758         13,607
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   13,096,733      4,244,262      8,688,999        102,713         37,710
Net transfers(1)                                              6,408,985      5,715,505     12,462,640        329,325         90,262
Transfers for policy loans                                     (315,368)       (77,723)      (161,479)            --         (1,162)
Policy charges                                               (2,688,455)      (619,869)    (1,434,359)       (14,446)        (4,365)
Contract terminations:
    Surrender benefits                                       (2,438,290)      (382,048)    (1,163,756)          (174)          (256)
    Death benefits                                              (11,336)       (11,514)        (3,354)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               14,052,269      8,868,613     18,388,691        417,418        122,189
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              50,192,815     10,436,642     22,248,432         19,352          1,399
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 88,028,370   $ 26,054,593   $ 52,912,969   $    472,528   $    137,195
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       39,899,629     21,097,274     23,134,139         21,834          1,777
Contract purchase payments                                    9,123,721      7,341,616      7,608,272        102,288         42,897
Net transfers(1)                                              4,334,824      9,161,620     10,481,441        331,168         95,373
Transfers for policy loans                                     (209,567)      (121,574)      (134,598)            --         (1,169)
Policy charges                                               (1,954,501)    (1,112,352)    (1,323,143)       (14,487)        (4,846)
Contract terminations:
    Surrender benefits                                       (1,647,672)      (651,561)      (999,769)          (175)          (259)
    Death benefits                                               (7,645)       (21,193)        (3,308)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             49,538,789     35,693,830     38,763,034        440,628        133,773
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                      FWS            V04            F04
OPERATIONS
Investment (loss) -- net                                                                 $     (1,004)  $    (10,038)  $   (102,104)
Net realized gain (loss) on sales of investments                                                  554         38,662        652,337
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                  42,274        (17,245)      (479,174)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                    41,824         11,379         71,059
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                    156,666             --        496,486
Net transfers(1)                                                                              204,092         25,892       (452,251)
Transfers for policy loans                                                                         --        (22,338)      (241,066)
Policy charges                                                                                (13,077)       (24,656)      (558,305)
Contract terminations:
    Surrender benefits                                                                             --           (251)      (427,804)
    Death benefits                                                                                 --             --         (6,509)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                347,681        (21,353)    (1,189,449)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                 1,317      1,122,469      9,489,757
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $    390,822   $  1,112,495   $  8,371,367
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                          1,807        294,680      2,565,141
Contract purchase payments                                                                    167,694             --        133,523
Net transfers(1)                                                                              225,136          6,765        (97,955)
Transfers for policy loans                                                                         --         (5,857)       (64,656)
Policy charges                                                                                (14,229)        (6,431)      (174,094)
Contract terminations:
    Surrender benefits                                                                             --            (65)      (115,095)
    Death benefits                                                                                 --             --         (1,749)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                              380,408        289,092      2,245,115
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

(2)  For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                    FEI             P              U              T              Y
OPERATIONS
Investment income (loss) -- net                            $     41,651   $    (17,045)  $ (3,458,736)  $     89,531   $    695,271
Net realized gain (loss) on sales of investments               (108,940)      (544,444)   (75,651,853)        23,539         51,319
Distributions from capital gains                                 10,188             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,354,229)    (1,943,193)  (202,733,971)        99,908        997,211
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,411,330)    (2,504,682)  (281,844,560)       212,978      1,743,801
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,166,801            303     95,731,540             88      3,390,353
Net transfers(1)                                              2,214,983       (139,864)   (77,061,576)        37,781      4,543,025
Transfers for policy loans                                      (19,747)       (78,164)      (686,270)        24,611       (161,898)
Policy charges                                                 (343,164)      (135,411)   (44,713,552)       (60,041)    (1,858,827)
Contract terminations:
    Surrender benefits                                         (238,913)       (99,060)   (30,968,744)       (59,286)    (1,116,402)
    Death benefits                                                 (279)       (95,266)      (440,116)       (90,829)      (144,535)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,779,681       (547,462)   (58,138,718)      (147,676)     4,651,716
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,416,821      7,428,835    836,966,429      2,378,406     18,071,118
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,785,172   $  4,376,691   $496,983,151   $  2,443,708   $ 24,466,635
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,554,108      1,415,040    213,092,229        894,633      7,243,693
Contract purchase payments                                    1,338,482             61     31,306,395             33      1,301,395
Net transfers(1)                                              2,501,005        (38,190)   (24,509,042)        14,194      1,731,142
Transfers for policy loans                                      (15,586)       (24,663)      (181,903)         9,612        (62,529)
Policy charges                                                 (410,648)       (33,003)   (15,335,877)       (21,653)      (721,352)
Contract terminations:
    Surrender benefits                                         (305,646)       (25,247)   (10,614,655)       (22,730)      (441,732)
    Death benefits                                                 (343)       (21,542)      (144,779)       (33,272)       (57,650)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,661,372      1,272,456    193,612,368        840,817      8,992,967
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                         Q              V              IL             S              X
OPERATIONS
Investment income (loss) -- net                            $    134,200   $  3,859,210   $   (296,780)  $    169,152   $  3,185,665
Net realized gain (loss) on sales of investments                 (2,283)      (326,265)   (19,721,654)      (311,372)   (18,241,036)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    77,214      2,612,396    (17,555,508)    (4,248,797)   (93,833,945)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     209,131      6,145,341    (37,573,942)    (4,391,017)  (108,889,316)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           25      9,668,214     29,405,348            169     48,159,023
Net transfers(1)                                                163,265     (7,317,612)   (32,847,926)      (134,980)   (43,671,924)
Transfers for policy loans                                      (73,628)      (323,627)      (308,658)      (197,732)      (365,028)
Policy charges                                                  (85,534)    (7,211,364)   (11,715,893)      (349,887)   (28,720,553)
Contract terminations:
    Surrender benefits                                          (47,279)    (4,442,066)    (8,428,171)      (495,371)   (19,097,464)
    Death benefits                                             (174,874)       (64,880)      (104,890)      (309,882)      (215,338)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (218,025)    (9,691,335)   (24,000,190)    (1,487,683)   (43,911,284)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,997,994     94,066,990    219,175,111     18,908,475    469,048,563
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,989,100   $ 90,520,996   $157,600,979   $ 13,029,775   $316,247,963
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,077,485     36,653,025    142,156,788      4,355,078    138,520,260
Contract purchase payments                                            9      3,670,484     20,938,593             40     16,730,765
Net transfers(1)                                                 56,386     (2,517,325)   (22,843,893)       (42,887)   (14,644,965)
Transfers for policy loans                                      (25,207)      (123,354)      (202,456)       (57,816)      (113,188)
Policy charges                                                  (29,896)    (2,979,984)    (8,326,094)       (93,964)   (10,409,788)
Contract terminations:
    Surrender benefits                                          (16,207)    (1,721,027)    (6,431,933)      (132,733)    (6,896,772)
    Death benefits                                              (61,202)       (24,959)       (75,323)       (81,694)       (76,142)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,001,368     32,956,860    125,215,682      3,946,024    123,110,170
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                         R              W             FBC            FCR            FCM
OPERATIONS
Investment income (loss) -- net                            $      8,176   $    254,379   $     (2,143)  $     (2,904)  $     64,935
Net realized gain (loss) on sales of investments                      6            538        (92,465)       (18,138)          (251)
Distributions from capital gains                                     61          3,190             --         53,422             --
Net change in unrealized appreciation or
  depreciation of investments                                       (65)        (3,610)      (593,974)      (247,126)           257
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,178        254,497       (688,582)      (214,746)        64,941
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,416     32,206,979        955,833        402,483     19,252,601
Net transfers(1)                                                 66,076    (24,379,490)       351,833        544,660     (4,657,881)
Transfers for policy loans                                      (33,274)       192,292         (6,723)         1,107        (64,465)
Policy charges                                                  (55,189)    (9,208,192)      (179,161)       (78,964)    (3,448,427)
Contract terminations:
    Surrender benefits                                           (4,967)    (4,585,952)       (46,124)       (17,390)    (2,093,933)
    Death benefits                                             (100,015)       (81,333)            --             --         (5,398)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (65,953)    (5,855,696)     1,075,658        851,896      8,982,497
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,317,580     68,382,810      2,369,758        623,760     22,863,513
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,259,805   $ 62,781,611   $  2,756,834   $  1,260,910   $ 31,910,951
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          642,570     36,982,375      3,208,105        904,089     21,573,484
Contract purchase payments                                       35,596     17,377,958      1,510,786        690,725     18,136,418
Net transfers(1)                                                 32,063    (12,814,571)       525,842        932,273     (4,373,454)
Transfers for policy loans                                      (16,141)       104,243         (9,576)         1,900        (60,514)
Policy charges                                                  (26,807)    (5,198,516)      (273,595)      (128,735)    (3,170,360)
Contract terminations:
    Surrender benefits                                           (8,194)    (2,586,813)       (92,272)       (35,255)    (2,064,549)
    Death benefits                                              (48,627)       (43,873)            --             --         (5,086)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                610,460     33,820,803      4,869,290      2,364,997     30,035,939
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      FBD            FDE            FEM           FES(2)          FGB
OPERATIONS
Investment income (loss) -- net                            $    909,010   $    161,896   $     (6,822)  $        (50)  $    142,359
Net realized gain (loss) on sales of investments                (13,803)       (66,143)        (5,725)             3          7,517
Distributions from capital gains                                     --         61,829             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   246,837     (5,353,477)       (95,043)           720        393,540
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,142,044     (5,195,895)      (107,590)           673        543,416
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,325,066      6,114,151        239,950             --        837,382
Net transfers(1)                                             13,504,880     12,999,878        846,234         25,145      3,582,827
Transfers for policy loans                                      (90,970)       (20,265)       (16,741)            --        (47,349)
Policy charges                                               (1,604,334)    (1,121,818)       (37,793)          (132)      (160,490)
Contract terminations:
    Surrender benefits                                       (1,071,696)      (532,706)       (11,419)            --        (18,228)
    Death benefits                                               (2,173)       (15,247)            --             --         (1,570)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               16,060,773     17,423,993      1,020,231         25,013      4,192,572
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              13,467,949     14,673,607        280,257             --      1,657,130
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 30,670,766   $ 26,901,705   $  1,192,898   $     25,686   $  6,393,118
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       11,757,707     14,694,932        369,932             --      1,540,868
Contract purchase payments                                    4,585,870      6,957,167        318,227             --        739,166
Net transfers(1)                                             11,696,382     14,043,367      1,085,064         30,053      3,137,265
Transfers for policy loans                                      (77,507)       (19,186)       (23,819)            --        (43,024)
Policy charges                                               (1,398,350)    (1,437,998)       (50,352)          (158)      (137,137)
Contract terminations:
    Surrender benefits                                         (961,208)      (649,713)       (18,792)            --        (18,919)
    Death benefits                                               (1,903)       (15,123)            --             --         (1,377)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             25,600,991     33,573,446      1,680,260         29,895      5,216,842
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FGR            FEX            FIE            FMF            FND
OPERATIONS
Investment income (loss) -- net                            $    (81,973)  $    778,483   $      1,547   $     55,685   $   (306,339)
Net realized gain (loss) on sales of investments               (237,273)       (81,990)       (68,950)      (157,845)      (326,461)
Distributions from capital gains                                     --             --          2,142        240,054         71,173
Net change in unrealized appreciation or
  depreciation of investments                                (2,845,959)    (1,462,757)      (187,710)      (556,507)   (20,871,078)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,165,205)      (766,264)      (252,971)      (418,613)   (21,432,705)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,070,684      2,725,991        517,429        982,162     26,643,198
Net transfers(1)                                              1,827,195      7,049,573        196,836      1,131,914     21,072,783
Transfers for policy loans                                      (36,629)       (68,298)        (3,431)        (5,504)      (250,519)
Policy charges                                                 (760,542)      (572,680)       (92,144)      (261,828)    (5,765,580)
Contract terminations:
    Surrender benefits                                         (210,986)      (167,727)       (23,577)      (230,787)    (1,819,199)
    Death benefits                                               (1,931)        (4,022)            --             --        (67,669)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,887,791      8,962,837        595,113      1,615,957     39,813,014
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,692,548      7,150,169        993,272      2,737,658     70,947,030
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,415,134   $ 15,346,742   $  1,335,414   $  3,935,002   $ 89,327,339
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       18,389,620      7,416,277      1,636,061      3,220,759     82,787,454
Contract purchase payments                                    9,291,047      3,027,795        933,461      1,275,504     35,742,459
Net transfers(1)                                              4,452,455      7,659,637        410,579      1,529,993     27,170,448
Transfers for policy loans                                      (83,427)       (71,808)        (5,557)        (6,394)      (328,271)
Policy charges                                               (1,753,104)      (633,750)      (191,587)      (324,624)    (7,443,250)
Contract terminations:
    Surrender benefits                                         (719,010)      (212,884)       (69,717)      (331,026)    (3,179,361)
    Death benefits                                               (4,783)        (4,648)            --             --        (88,115)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             29,572,798     17,180,619      2,713,240      5,364,212    134,661,364
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FPS(2)          FIV            FFI            FSM           FST(2)
OPERATIONS
Investment income (loss) -- net                            $        (95)  $     16,637   $    203,022   $    (48,544)  $          6
Net realized gain (loss) on sales of investments                   (104)      (209,317)           969        (24,183)            (2)
Distributions from capital gains                                    237             --         77,261             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,853     (3,456,139)       197,222     (1,015,545)          (366)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,891     (3,648,819)       478,474     (1,088,272)          (362)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --      4,298,291      3,274,944      1,713,118             --
Net transfers(1)                                                 69,746      8,270,312     11,312,355      2,284,010         12,538
Transfers for policy loans                                           --            152        (75,622)       (25,554)            --
Policy charges                                                     (331)      (817,604)      (778,921)      (294,806)           (84)
Contract terminations:
    Surrender benefits                                               --       (734,786)      (379,258)       (85,021)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   69,415     11,016,365     13,353,498      3,591,747         12,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      9,411,057      4,812,639      3,935,016             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     71,306   $ 16,778,603   $ 18,644,611   $  6,438,491   $     12,092
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --     11,971,050      4,256,663      4,264,159             --
Contract purchase payments                                           --      6,389,451      2,819,566      2,052,276             --
Net transfers(1)                                                 88,652     11,789,109      9,721,993      2,673,027         14,773
Transfers for policy loans                                           --         (5,114)       (65,277)       (28,371)            --
Policy charges                                                     (416)    (1,179,364)      (675,764)      (344,473)          (100)
Contract terminations:
    Surrender benefits                                               --     (1,208,388)      (333,509)      (127,734)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 88,236     27,756,744     15,723,672      8,488,884         14,673
===================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      FSA            FCA           FAC(2)          FCD           FAD(2)
OPERATIONS
Investment income (loss) -- net                            $    (45,946)  $    (47,088)  $        (33)  $    (40,502)  $        (39)
Net realized gain (loss) on sales of investments               (397,513)       (49,621)            (1)       (21,943)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,619,806)    (1,411,537)        (1,014)    (1,059,147)          (750)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,063,265)    (1,508,246)        (1,048)    (1,121,592)          (795)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,232,373      2,176,934             --      1,393,044             --
Net transfers(1)                                               (258,133)     1,404,267         27,799      1,117,089         19,793
Transfers for policy loans                                      (29,898)       (21,030)            --        (18,984)            --
Policy charges                                                 (456,636)      (376,367)           (59)      (226,629)          (113)
Contract terminations:
    Surrender benefits                                         (100,726)      (104,315)            --       (106,123)            --
    Death benefits                                                   --         (6,592)            --        (11,323)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,386,980      3,072,897         27,740      2,147,074         19,680
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,733,110      4,380,238             --      3,832,740             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,056,825   $  5,944,889   $     26,692   $  4,858,222   $     18,885
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,944,622      6,567,435             --      4,198,547             --
Contract purchase payments                                    4,914,288      3,849,329             --      1,715,476             --
Net transfers(1)                                               (523,488)     2,395,416         32,834      1,364,351         24,932
Transfers for policy loans                                      (59,129)       (35,690)            --        (20,136)            --
Policy charges                                                 (897,800)      (600,934)           (70)      (275,611)          (145)
Contract terminations:
    Surrender benefits                                         (371,647)      (270,087)            --       (137,702)            --
    Death benefits                                                   --        (12,713)            --        (15,817)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,006,846     11,892,756         32,764      6,829,108         24,787
===================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      FGI           FAL(2)         FAB(2)          FIR          FAI(2)
OPERATIONS
Investment income (loss) -- net                            $ (1,793,303)  $        (84)  $       (106)  $    (23,940)  $        (10)
Net realized gain (loss) on sales of investments            (12,528,684)             2             99        (81,138)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (42,851,730)           (49)         3,617     (1,982,363)           (57)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (57,173,717)          (131)         3,610     (2,087,441)           (67)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   58,199,548             --             --      2,900,939          6,988
Net transfers(1)                                            (43,334,970)        35,362         54,312      4,303,469         12,895
Transfers for policy loans                                   (1,051,444)            --             --        (32,946)            --
Policy charges                                              (21,126,049)          (231)          (111)      (428,398)           (44)
Contract terminations:
    Surrender benefits                                      (12,587,052)            --             --       (201,814)            --
    Death benefits                                             (207,009)            --             --         (1,102)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (20,106,976)        35,131         54,201      6,540,148         19,839
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             355,473,411             --             --      6,418,966             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $278,192,718   $     35,000   $     57,811   $ 10,871,673   $     19,772
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      261,262,748             --             --     10,087,043             --
Contract purchase payments                                   46,921,203             --             --      5,190,061          8,684
Net transfers(1)                                            (34,919,316)        45,079         69,797      7,638,420         15,758
Transfers for policy loans                                     (849,990)            --             --        (60,065)            --
Policy charges                                              (16,546,546)          (290)          (138)      (799,302)           (54)
Contract terminations:
    Surrender benefits                                      (11,304,051)            --             --       (404,161)            --
    Death benefits                                             (166,179)            --             --         (2,035)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            244,397,869         44,789         69,659     21,649,961         24,388
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      FVL           FAV(2)          FSB            FEG            FSC
OPERATIONS
Investment income (loss) -- net                            $    (88,435)  $       (236)  $     47,525   $    (12,078)  $   (142,505)
Net realized gain (loss) on sales of investments                (24,814)             4        (11,713)       (52,474)      (779,979)
Distributions from capital gains                              2,089,897             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (8,859,422)         1,501       (238,034)      (430,417)    (6,097,812)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (6,882,774)         1,269       (202,222)      (494,969)    (7,020,296)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   11,116,679             --        562,171        457,811      4,383,885
Net transfers(1)                                             20,524,793        149,349        827,258        (28,218)        79,138
Transfers for policy loans                                     (162,480)            --            726         (6,398)       (39,125)
Policy charges                                               (2,381,868)          (189)       (94,158)       (83,379)      (977,841)
Contract terminations:
    Surrender benefits                                       (1,078,722)            --        (37,419)       (19,530)      (348,867)
    Death benefits                                               (1,523)            --         (7,203)            --         (1,047)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               28,016,879        149,160      1,251,375        320,286      3,096,143
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              32,735,082             --      1,066,464      1,456,538     18,574,837
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 53,869,187   $    150,429   $  2,115,617   $  1,281,855   $ 14,650,684
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       28,326,280             --      1,189,738      1,795,308     15,951,767
Contract purchase payments                                   10,469,275             --        688,577        699,070      4,914,668
Net transfers(1)                                             18,643,410        174,959      1,005,422        (68,558)      (146,775)
Transfers for policy loans                                     (151,966)            --            882         (8,712)       (44,704)
Policy charges                                               (2,331,935)          (219)      (114,845)      (117,811)    (1,024,624)
Contract terminations:
    Surrender benefits                                       (1,124,025)            --        (48,840)       (43,718)      (502,742)
    Death benefits                                               (1,469)            --         (9,172)            --         (1,298)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             53,829,570        174,740      2,711,762      2,255,579     19,146,292
===================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                     FGC           FFG(2)          FMP           FFM(2)
OPERATIONS
Investment income (loss) -- net                                           $    (28,606)  $        (91)  $   (128,728)  $       (241)
Net realized gain (loss) on sales of investments                               (25,097)             1        (42,442)            --
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                               (4,582,253)          (340)    (4,996,619)         2,476
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (4,635,956)          (430)    (5,167,789)         2,235
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                   8,365,633             25     13,327,636             56
Net transfers(1)                                                            19,523,010         67,071     21,608,096        137,058
Transfers for policy loans                                                     (30,660)            --        (62,583)            --
Policy charges                                                              (1,406,929)          (282)    (2,297,799)          (564)
Contract terminations:
    Surrender benefits                                                        (725,646)            --       (978,449)            --
    Death benefits                                                              (4,871)            --        (22,955)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              25,720,537         66,814     31,573,946        136,550
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             14,694,057             --     26,662,167             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $ 35,778,638   $     66,384   $ 53,068,324   $    138,785
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      16,412,651             --     23,650,921             --
Contract purchase payments                                                  10,648,379             28     12,544,238             59
Net transfers(1)                                                            24,279,508         74,855     19,836,680        163,151
Transfers for policy loans                                                     (44,128)            --        (59,455)            --
Policy charges                                                              (1,877,759)          (311)    (2,194,641)          (663)
Contract terminations:
    Surrender benefits                                                      (1,007,303)            --     (1,039,591)            --
    Death benefits                                                              (6,461)            --        (20,858)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            48,404,887         74,572     52,717,294        162,547
===================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      FOS           FFO(2)          FRE            FSV          FMS(2)
OPERATIONS
Investment income (loss)-- net                             $    (21,970)  $        (22)  $    233,677   $    (37,190)  $        (69)
Net realized gain (loss) on sales of investments               (120,151)             1         (4,347)       (14,121)           132
Distributions from capital gains                                     --             --             --        179,419             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,373,416)          (251)      (560,459)    (1,124,123)           486
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,515,537)          (272)      (331,129)      (996,015)           549
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,096,060             --      4,375,065      1,815,493             --
Net transfers(1)                                              2,311,171         20,321     11,504,057      5,582,174         33,641
Transfers for policy loans                                      (28,864)            --        (21,834)         2,466             --
Policy charges                                                 (328,258)          (139)      (727,733)      (346,469)           (75)
Contract terminations:
    Surrender benefits                                         (101,754)            --       (270,313)      (131,902)            --
    Death benefits                                                  (23)            --         (9,122)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,948,332         20,182     14,850,120      6,921,762         33,566
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,415,498             --      6,801,142      3,846,753             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,848,293   $     19,910   $ 21,320,133   $  9,772,500   $     34,115
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,414,482             --      5,495,055      3,004,254             --
Contract purchase payments                                    3,401,969             --      3,430,106      1,491,564             --
Net transfers(1)                                              3,732,095         26,146      8,961,187      4,387,634         41,319
Transfers for policy loans                                      (50,314)            --        (17,900)         2,316             --
Policy charges                                                 (698,017)          (181)      (601,337)      (282,796)           (91)
Contract terminations:
    Surrender benefits                                         (199,666)            --       (233,365)      (115,295)            --
    Death benefits                                                  (40)            --         (7,110)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,600,509         25,965     17,026,636      8,487,677         41,228
===================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      FIF            FSE            FUE            FMC           FID(2)
OPERATIONS
Investment income (loss) -- net                            $    103,799   $    (22,190)  $     (7,433)  $    143,622   $        (48)
Net realized gain (loss) on sales of investments               (121,194)       (14,908)       (34,154)          (968)            (3)
Distributions from capital gains                                     --             --             --        104,748             --
Net change in unrealized appreciation or
  depreciation of investments                                (3,537,839)      (762,604)    (1,750,531)    (2,412,063)          (950)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,555,234)      (799,702)    (1,792,118)    (2,164,661)        (1,001)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,258,108      1,521,119      2,499,848      7,194,529             --
Net transfers(1)                                              8,434,821      2,052,501      3,594,936     18,717,987         19,941
Transfers for policy loans                                      (76,008)       (42,830)        (7,223)       (73,703)            --
Policy charges                                                 (774,609)      (230,988)      (365,433)    (1,210,194)           (21)
Contract terminations:
    Surrender benefits                                         (294,593)       (67,812)      (154,113)      (595,281)            --
    Death benefits                                               (4,253)            --             --            (24)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               11,543,466      3,231,990      5,568,015     24,033,314         19,920
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              11,327,807      2,588,085      4,931,550     12,096,095             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 19,316,039   $  5,020,373   $  8,707,447   $ 33,964,748   $     18,919
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       12,595,870      2,459,460      6,233,984      9,095,024             --
Contract purchase payments                                    5,256,306      1,548,403      3,665,606      5,467,752             --
Net transfers(1)                                             10,193,397      2,006,481      5,122,844     13,933,901         24,167
Transfers for policy loans                                      (94,123)       (40,575)        (9,185)       (57,411)            --
Policy charges                                                 (912,186)      (230,336)      (539,687)      (928,747)           (26)
Contract terminations:
    Surrender benefits                                         (424,251)       (81,164)      (254,032)      (485,264)            --
    Death benefits                                               (4,899)            --             --            (19)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             26,610,114      5,662,269     14,219,530     27,025,236         24,141
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FFS(2)         FTC(2)         FTL(2)          FGT            FIG
OPERATIONS
Investment income (loss) -- net                            $         --   $        (29)  $         --   $    (44,738)  $    (31,997)
Net realized gain (loss) on sales of investments                     --              2             --       (386,028)      (164,536)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            373             --     (2,361,491)    (5,506,829)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --            346             --     (2,792,257)    (5,703,362)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --      2,054,920      5,926,924
Net transfers(1)                                                     --         19,738             --         89,117      4,744,517
Transfers for policy loans                                           --             --             --        (39,912)       (53,346)
Policy charges                                                       --             --             --       (352,074)    (1,044,772)
Contract terminations:
    Surrender benefits                                               --             --             --       (114,441)      (400,659)
    Death benefits                                                   --             --             --           (100)        (3,687)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --         19,738             --      1,637,510      9,168,977
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --      5,793,976     15,760,246
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     20,084   $         --   $  4,639,229   $ 19,225,861
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --     12,968,976     24,849,108
Contract purchase payments                                           --             --             --      6,247,766     11,116,744
Net transfers(1)                                                     --         29,212             --        198,020      8,286,843
Transfers for policy loans                                           --             --             --       (129,316)       (99,459)
Policy charges                                                       --             --             --     (1,051,698)    (2,068,429)
Contract terminations:
    Surrender benefits                                               --             --             --       (493,587)      (878,223)
    Death benefits                                                   --             --             --           (245)        (6,393)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         29,212             --     17,739,916     41,200,191
===================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      FAG            FIP            FGW           FDS           FUT(2)
OPERATIONS
Investment income (loss) -- net                            $    (67,920)  $    (36,409)  $   (123,946)  $   (132,690)  $         (1)
Net realized gain (loss) on sales of investments               (409,597)       (17,873)      (206,989)       (59,314)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (2,143,028)      (500,117)    (4,425,110)    (5,680,709)            63
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,620,545)      (554,399)    (4,756,045)    (5,872,713)            62
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,981,252      1,371,755      4,247,058      4,955,293             --
Net transfers(1)                                                187,701      2,630,879      4,840,057      6,756,339          2,221
Transfers for policy loans                                      (28,365)       (14,137)       (49,254)       (94,539)            --
Policy charges                                                 (567,402)      (188,942)      (758,596)      (884,240)            --
Contract terminations:
    Surrender benefits                                         (151,808)      (106,613)      (378,039)      (335,378)            --
    Death benefits                                                   --             --         (6,699)          (170)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,421,378      3,692,942      7,894,527     10,397,305          2,221
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,786,649      3,010,665     11,529,113     12,082,775             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,587,482   $  6,149,208   $ 14,667,595   $ 16,607,367   $      2,283
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       17,310,233      4,159,385     16,763,506     13,315,317             --
Contract purchase payments                                    8,233,213      2,028,554      7,438,324      6,907,771             --
Net transfers(1)                                                279,956      3,874,496      7,734,967      8,779,358          2,578
Transfers for policy loans                                      (76,402)       (19,926)       (89,787)      (130,623)            --
Policy charges                                               (1,462,371)      (269,538)    (1,375,655)    (1,230,477)            --
Contract terminations:
    Surrender benefits                                         (612,001)      (171,918)      (688,613)      (562,442)            --
    Death benefits                                                   --             --        (11,645)          (230)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             23,672,628      9,601,053     29,771,097     27,078,674          2,578
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FPE(2)        FEU(2)         FHS(2)           FPH          FPI(2)
OPERATIONS
Investment income (loss) -- net                            $         39   $         --   $        (16)  $    521,484   $        (37)
Net realized gain (loss) on sales of investments                     --             --             53       (119,557)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (177)            --           (316)      (463,847)            33
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (138)            --           (279)       (61,920)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --      1,143,895             --
Net transfers(1)                                                  8,177             --         12,935      2,267,804         18,731
Transfers for policy loans                                           --             --             --          9,261             --
Policy charges                                                      (11)            --             (7)      (332,069)          (120)
Contract terminations:
    Surrender benefits                                               --             --             --        (94,190)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,166             --         12,928      2,994,701         18,611
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --      4,367,280             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,028   $         --   $     12,649   $  7,300,061   $     18,607
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --      4,713,296             --
Contract purchase payments                                           --             --             --      1,260,003             --
Net transfers(1)                                                  9,696             --         14,702      2,509,180         23,057
Transfers for policy loans                                           --             --             --         10,270             --
Policy charges                                                      (13)            --             (8)      (352,800)          (147)
Contract terminations:
    Surrender benefits                                               --             --             --       (132,323)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  9,683             --         14,694      8,007,626         22,910
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      FIN            FNO            FVS            FMI           FSO(2)
OPERATIONS
Investment income (loss) -- net                            $    (20,139)  $ (2,025,703)  $    (73,331)  $   (263,942)  $        120
Net realized gain (loss) on sales of investments                (94,693)   (27,243,690)      (264,059)       (14,674)            (4)
Distributions from capital gains                                     --             --             --      1,167,274            951
Net change in unrealized appreciation or
  depreciation of investments                                  (955,096)   (59,062,276)    (2,798,205)    (6,719,299)        (1,366)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,069,928)   (88,331,669)    (3,135,595)    (5,830,641)          (299)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,649,452     52,462,744      3,494,876      8,945,203             --
Net transfers(1)                                                297,680    (38,450,861)        19,258     23,659,920         44,857
Transfers for policy loans                                      (38,967)      (526,910)       (47,652)      (172,957)            --
Policy charges                                                 (449,210)   (16,053,502)      (565,665)    (1,603,787)          (171)
Contract terminations:
    Surrender benefits                                         (114,724)    (8,682,280)      (156,766)      (735,715)            --
    Death benefits                                               (1,355)      (128,627)        (3,898)       (17,454)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,342,876    (11,379,436)     2,740,153     30,075,210         44,686
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,137,754    287,829,930      8,403,404     14,350,890             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,410,702   $188,118,825   $  8,007,962   $ 38,595,459   $     44,387
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       12,061,934    229,365,799     14,086,969      9,732,936             --
Contract purchase payments                                    5,626,242     51,731,468      7,249,921      6,493,401             --
Net transfers(1)                                                638,223    (38,429,942)      (169,741)    16,031,448         58,566
Transfers for policy loans                                      (82,277)      (509,901)      (100,837)      (119,141)            --
Policy charges                                                 (889,838)   (15,336,383)    (1,096,568)    (1,211,146)          (222)
Contract terminations:
    Surrender benefits                                         (337,099)    (9,699,077)      (442,326)      (600,657)            --
    Death benefits                                               (3,052)      (123,459)        (9,299)       (10,897)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             17,014,133    216,998,505     19,518,119     30,315,944         58,344
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      FVA            FIC            FSP           FAA(2)         FWI(2)
OPERATIONS
Investment income (loss) -- net                            $   (288,323)  $    (69,448)  $   (152,495)  $         90   $         (3)
Net realized gain (loss) on sales of investments               (138,160)        (6,312)        (9,201)            (2)            --
Distributions from capital gains                                806,428             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (6,300,934)    (1,301,980)    (3,330,666)          (504)           (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (5,920,989)    (1,377,740)    (3,492,362)          (416)           (13)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   12,223,281      2,711,729      5,529,799             --             --
Net transfers(1)                                             19,094,109      4,894,676     11,625,084         19,840          1,423
Transfers for policy loans                                      (59,042)       (30,761)       (46,926)            --             --
Policy charges                                               (2,206,700)      (366,706)      (866,852)           (72)           (11)
Contract terminations:
    Surrender benefits                                         (963,175)      (119,328)      (411,502)            --             --
    Death benefits                                              (28,195)          (653)        (1,143)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               28,060,278      7,088,957     15,828,460         19,768          1,412
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              28,053,526      4,725,425      9,912,334             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 50,192,815   $ 10,436,642   $ 22,248,432   $     19,352   $      1,399
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       19,730,635      8,156,564      8,497,427             --             --
Contract purchase payments                                    9,159,506      5,024,147      5,341,239             --             --
Net transfers(1)                                             13,580,936      8,900,935     10,713,041         21,914          1,791
Transfers for policy loans                                      (43,958)       (57,882)       (35,777)            --             --
Policy charges                                               (1,711,109)      (658,831)      (937,060)           (80)           (14)
Contract terminations:
    Surrender benefits                                         (795,599)      (266,356)      (443,528)            --             --
    Death benefits                                              (20,782)        (1,303)        (1,203)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             39,899,629     21,097,274     23,134,139         21,834          1,777
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                                   FWS(2)          V04            F04
OPERATIONS
Investment income (loss) -- net                                                          $         (2)  $    (10,139)  $   (109,379)
Net realized gain (loss) on sales of investments                                                   --         62,093        480,370
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                      60         28,661        281,896
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                        58         80,615        652,887
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                         --             --        564,251
Net transfers(1)                                                                                1,259          6,160       (151,594)
Transfers for policy loans                                                                         --          8,651        (35,493)
Policy charges                                                                                     --        (24,413)      (607,884)
Contract terminations:
    Surrender benefits                                                                             --        (21,171)      (465,537)
    Death benefits                                                                                 --        (38,181)          (387)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                  1,259        (68,954)      (696,644)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                    --      1,110,808      9,533,514
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $      1,317   $  1,122,469   $  9,489,757
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                             --        313,226      2,761,212
Contract purchase payments                                                                         --             --        158,139
Net transfers(1)                                                                                1,807          1,665        (34,670)
Transfers for policy loans                                                                         --          2,455         (9,997)
Policy charges                                                                                     --         (6,643)      (175,830)
Contract terminations:
    Surrender benefits                                                                             --         (5,701)      (133,607)
    Death benefits                                                                                 --        (10,322)          (106)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                1,807        294,680      2,565,141
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

(2)  For the period June 3, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by IDS Life. The following is a list of each variable life insurance product funded through the Variable Account.

American Express(R) Single Premium Variable Life
American Express(R) Succession Select Variable Life Insurance
American Express(R) Variable Second-To-Die Life Insurance*
American Express(R) Variable Universal Life Insurance
American Express(R) Variable Universal Life III
American Express(R) Variable Universal Life IV
American Express(R) Variable Universal Life IV - Estate Series
IDS Life Single Premium Variable Life Insurance Policy (IDSL SPVL)*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds) or in the Trust. The Funds are registered under the 1940 Act as open-end management investment companies. The Trust is registered under the 1940 Act as a unit investment trust. The subaccounts' investments in shares of the Funds or units of the Trust as of Dec. 31, 2003 were as follows:

SUBACCOUNT    INVESTS EXCLUSIVELY IN SHARES/UNITS OF                                   SHARES/UNITS
---------------------------------------------------------------------------------------------------
FEI           IDS Life Series Fund - Equity Income Portfolio                             1,018,235
P             IDS Life Series Fund - Equity Portfolio                                      342,025
U             IDS Life Series Fund - Equity Portfolio                                   40,122,923
T             IDS Life Series Fund - Government Securities Portfolio                       224,395
Y             IDS Life Series Fund - Government Securities Portfolio                     2,183,329
Q             IDS Life Series Fund - Income Portfolio                                      295,904
V             IDS Life Series Fund - Income Portfolio                                    8,035,738
IL            IDS Life Series Fund - International Equity Portfolio                     15,970,778
S             IDS Life Series Fund - Managed Portfolio                                   1,059,824
X             IDS Life Series Fund - Managed Portfolio                                  25,910,451
R             IDS Life Series Fund - Money Market Portfolio                              1,165,805
W             IDS Life Series Fund - Money Market Portfolio                             49,596,191
FBC           AXP(R) Variable Portfolio - Blue Chip Advantage Fund                         520,546
FCR           AXP(R) Variable Portfolio - Capital Resource Fund                            278,306
FCM           AXP(R) Variable Portfolio - Cash Management Fund                          32,057,843
FBD           AXP(R) Variable Portfolio - Diversified Bond Fund                          3,599,435
FDE           AXP(R) Variable Portfolio - Diversified Equity Income Fund                 5,236,167
FEM           AXP(R) Variable Portfolio - Emerging Markets Fund                            316,075
FES           AXP(R) Variable Portfolio - Equity Select Fund                               137,340
FGB           AXP(R) Variable Portfolio - Global Bond Fund                               1,267,429
FGR           AXP(R) Variable Portfolio - Growth Fund                                    4,509,240
FEX           AXP(R) Variable Portfolio - High Yield Bond Fund                           5,927,752
FIE           AXP(R) Variable Portfolio - International Fund                               343,103
FMF           AXP(R) Variable Portfolio - Managed Fund                                     562,002
FND           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         9,211,934
FPS           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    150,824
FIV           AXP(R) Variable Portfolio - S&P 500 Index Fund                             4,331,535
FFI           AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            2,439,074
FSM           AXP(R) Variable Portfolio - Small Cap Advantage Fund                       1,326,584
FST           AXP(R) Variable Portfolio - Stock Fund                                        15,419
FSA           AXP(R) Variable Portfolio - Strategy Aggressive Fund                       1,067,325
FCA           AIM V.I. Capital Appreciation Fund, Series I Shares                          491,315
FAC           AIM V.I. Capital Appreciation Fund, Series II Shares                          33,178
FCD           AIM V.I. Capital Development Fund, Series I Shares                           691,047

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

SUBACCOUNT    INVESTS EXCLUSIVELY IN SHARES/UNITS OF                                   SHARES/UNITS
---------------------------------------------------------------------------------------------------
FAD           AIM V.I. Capital Development Fund, Series II Shares                           18,213
FGI           AIM V.I. Core Equity Fund, Series I Shares                                15,443,360
FAL           AllianceBernstein VP Growth and Income Portfolio (Class B)                    71,863
FAB           AllianceBernstein VP International Value Portfolio (Class B)                 124,804
FIR           American Century(R) VP International, Class I                              2,811,413
FAI           American Century(R) VP International, Class II                               112,728
FVL           American Century(R) VP Value, Class I                                     10,753,971
FAV           American Century(R) VP Value, Class II                                       327,445
FSB           Calvert Variable Series, Inc. Social Balanced Portfolio                    2,296,363
FEG           Credit Suisse Trust - Mid-Cap Growth Portfolio                               283,763
                (previously Credit Suisse Trust - Emerging Growth Portfolio)
FSC           Credit Suisse Trust - Small Cap Growth Portfolio                           1,709,766
FCG           Evergreen VA Growth and Income Fund - Class 2(1)                              13,185
FGC           Fidelity(R) VIP Growth & Income Portfolio Service Class                    5,866,624
FFG           Fidelity(R) VIP Growth & Income Portfolio Service Class 2                    360,729
FMP           Fidelity(R) VIP Mid Cap Portfolio Service Class                            4,459,476
FFM           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                            201,548
FOS           Fidelity(R) VIP Overseas Portfolio Service Class                           1,064,002
FFO           Fidelity(R) VIP Overseas Portfolio Service Class 2                            68,620
FRE           FTVIPT Franklin Real Estate Fund - Class 2                                 1,820,028
FSV           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  1,377,282
FMS           FTVIPT Mutual Shares Securities Fund - Class 2                                63,577
FIF           FTVIPT Templeton Foreign Securities Fund - Class 2(2)                      3,114,965
FSE           Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                             726,716
FUE           Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                1,481,067
FMC           Goldman Sachs VIT Mid Cap Value Fund                                       4,604,090
FID           INVESCO VIF - Dynamics Fund, Series I Shares                                  15,328
FFS           INVESCO VIF - Financial Services Fund, Series I Shares                        10,888
FTC           INVESCO VIF - Technology Fund, Series I Shares(3)                             19,785
FTL           INVESCO VIF - Telecommunications Fund(3)                                       9,562
FGT           Janus Aspen Series Global Technology Portfolio: Service Shares             2,152,789
FIG           Janus Aspen Series International Growth Portfolio: Service Shares          1,150,041
FAG           Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                  500,781
FIP           Lazard Retirement International Equity Portfolio                           1,854,188
FGW           MFS(R) Investors Growth Stock Series - Service Class                       2,835,147
FDS           MFS(R) New Discovery Series - Service Class                                1,930,133
FUT           MFS(R) Utilities Series - Service Class                                        9,601
FPE           Pioneer Equity Income VCT Portfolio - Class II Shares                         25,043
FEU           Pioneer Europe VCT Portfolio - Class II Shares                                 2,354
FHS           Putnam VT Health Sciences Fund - Class IB Shares                              29,116
FPH           Putnam VT High Yield Fund - Class IB Shares                                1,806,984
FPI           Putnam VT International Equity Fund - Class IB Shares                         69,371
FIN           Putnam VT International New Opportunities Fund - Class IB Shares           1,010,870
FNO           Putnam VT New Opportunites Fund - Class IA Shares                         14,777,764
FVS           Putnam VT Vista Fund - Class IB Shares                                     1,104,777
FMI           Royce Micro-Cap Portfolio                                                  7,005,767
FSO           Strong Opportunity Fund II - Advisor Class                                    43,361
FVA           Third Avenue Value Portfolio                                               4,199,827
FIC           Wanger International Small Cap                                             1,323,912
FSP           Wanger U.S. Smaller Companies                                              1,995,963
FAA           Wells Fargo VT Asset Allocation Fund                                          37,772
FWI           Wells Fargo VT International Equity Fund                                      18,147
FWS           Wells Fargo VT Small Cap Growth Fund                                          56,641
V04           2004 Trust                                                                 1,123,060
F04           2004 Trust                                                                 8,450,869

(1) Evergreen VA Capital Growth Fund - Class 2 merged into Evergreen VA Growth and Income Fund - Class 2 as of Dec. 8, 2003.

(2) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

(3) INVESCO VIF - Telecommunications Fund merged into INVESCO VIF - Technology Fund, Series I Shares as of April 30, 2004.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the variable life insurance policies.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

INVESTMENTS IN THE TRUST

Investments in units of the Trust are stated at market value which is the net asset value per unit as determined by the Trust. Investment transactions are accounted for on the date the units are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccount's share of the Trust's undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.5% or 0.9% of the average daily net assets of each subaccount depending on the product selected.

IDS Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the IDSL SPVL product. This charge compensates IDS Life for the risk it assumes by providing a guaranteed minimum death benefit.

IDS Life also deducts a transaction charge equal, on an annual basis, to 0.25% of the average daily net assets of the subaccount investing in the Trust. This charge is intended to reimburse IDS Life for the transaction charge paid directly by IDS Life to Salomon Smith Barney Inc. on the sale of the Trust units to the Variable Account.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,881,432 in 2003 and $22,560,988 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life, in its capacity as investment manager for the IDS Life Series Fund, Inc. and American
Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets and in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                   PERCENTAGE RANGE
---------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Income Portfolio                                    0.70%
IDS Life Series Fund - Equity Portfolio                                           0.70%
IDS Life Series Fund - Government Securities Portfolio                            0.70%
IDS Life Series Fund - Income Portfolio                                           0.70%
IDS Life Series Fund - International Equity Portfolio                             0.95%
IDS Life Series Fund - Managed Portfolio                                          0.70%
IDS Life Series Fund - Money Market Portfolio                                     0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                      0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                       0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                      0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund             0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                      1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                         0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                           0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                       0.620% to 0.545%
AXP(R) Variable Portfolio - International Fund                         0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                               0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund              1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                         0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                   0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                 0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                   0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Stock Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the IDS Life Series Fund, Inc. and American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - Emerging Markets Fund and AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                 PERCENTAGE RANGE
-------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                 0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                    0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                     0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                    0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund           0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                    0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                       0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                         0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                              0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                     0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                       0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                             0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                   0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund            0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                       0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund      0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                 0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                               0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                 0.060% to 0.035%

The IDS Life Series Fund, Inc. and American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares or Trust units, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

SUBACCOUNT    INVESTMENT                                                                PURCHASES
--------------------------------------------------------------------------------------------------
FEI           IDS Life Series Fund - Equity Income Portfolio                          $  1,997,939
P             IDS Life Series Fund - Equity Portfolio                                       69,691
U             IDS Life Series Fund - Equity Portfolio                                   15,117,479
T             IDS Life Series Fund - Government Securities Portfolio                       231,130
Y             IDS Life Series Fund - Government Securities Portfolio                     5,214,794
Q             IDS Life Series Fund - Income Portfolio                                      243,362
V             IDS Life Series Fund - Income Portfolio                                    4,463,400
IL            IDS Life Series Fund - International Equity Portfolio                      5,733,248
S             IDS Life Series Fund - Managed Portfolio                                     418,424
X             IDS Life Series Fund - Managed Portfolio                                  11,702,551
R             IDS Life Series Fund - Money Market Portfolio                                104,880
W             IDS Life Series Fund - Money Market Portfolio                              9,302,879
FBC           AXP(R) Variable Portfolio - Blue Chip Advantage Fund                       1,006,508
FCR           AXP(R) Variable Portfolio - Capital Resource Fund                          3,765,127
FCM           AXP(R) Variable Portfolio - Cash Management Fund                          25,901,115
FBD           AXP(R) Variable Portfolio - Diversified Bond Fund                         10,653,001
FDE           AXP(R) Variable Portfolio - Diversified Equity Income Fund                18,849,239
FEM           AXP(R) Variable Portfolio - Emerging Markets Fund                          1,449,185
FES           AXP(R) Variable Portfolio - Equity Select Fund                             1,364,839
FGB           AXP(R) Variable Portfolio - Global Bond Fund                               8,371,001
FGR           AXP(R) Variable Portfolio - Growth Fund                                   11,694,921
FEX           AXP(R) Variable Portfolio - High Yield Bond Fund                          20,707,272
FIE           AXP(R) Variable Portfolio - International Fund                             1,213,914

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

SUBACCOUNT    INVESTMENT                                                                PURCHASES
--------------------------------------------------------------------------------------------------
FMF           AXP(R) Variable Portfolio - Managed Fund                                $  3,462,163
FND           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        29,536,254
FPS           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  1,620,313
FIV           AXP(R) Variable Portfolio - S&P 500 Index Fund                            11,031,976
FFI           AXP(R) Variable Portfolio - Short Duration U.S. Government Fund           12,845,753
FSM           AXP(R) Variable Portfolio - Small Cap Advantage Fund                       6,817,166
FST           AXP(R) Variable Portfolio - Stock Fund                                       150,098
FSA           AXP(R) Variable Portfolio - Strategy Aggressive Fund                       1,622,133
FCA           AIM V.I. Capital Appreciation Fund, Series I Shares                        2,797,969
FAC           AIM V.I. Capital Appreciation Fund, Series II Shares                         611,206
FCD           AIM V.I. Capital Development Fund, Series I Shares                         2,312,482
FAD           AIM V.I. Capital Development Fund, Series II Shares                          191,405
FGI           AIM V.I. Core Equity Fund, Series I Shares                                13,708,716
FAL           AllianceBernstein VP Growth and Income Portfolio (Class B)                 1,392,232
FAB           AllianceBernstein VP International Value Portfolio (Class B)               1,429,185
FIR           American Century(R) VP International, Class I                              4,324,623
FAI           American Century(R) VP International, Class II                               651,484
FVL           American Century(R) VP Value, Class I                                     13,832,540
FAV           American Century(R) VP Value, Class II                                     2,106,365
FSB           Calvert Variable Series, Inc. Social Balanced Portfolio                    1,656,655
FEG           Credit Suisse Trust - Mid-Cap Growth Portfolio                             1,335,558
                (previously Credit Suisse Trust - Emerging Growth Portfolio)
FSC           Credit Suisse Trust - Small Cap Growth Portfolio                           2,884,213
FCG           Evergreen VA Growth and Income Fund - Class 2                                193,738
FGC           Fidelity(R) VIP Growth & Income Portfolio Service Class                   30,578,128
FFG           Fidelity(R) VIP Growth & Income Portfolio Service Class 2                  4,343,926
FMP           Fidelity(R) VIP Mid Cap Portfolio Service Class                           28,350,510
FFM           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                          4,001,480
FOS           Fidelity(R) VIP Overseas Portfolio Service Class                           5,918,950
FFO           Fidelity(R) VIP Overseas Portfolio Service Class 2                           901,771
FRE           FTVIPT Franklin Real Estate Fund - Class 2                                13,283,329
FSV           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  4,266,708
FMS           FTVIPT Mutual Shares Securities Fund - Class 2                               858,010
FIF           FTVIPT Templeton Foreign Securities Fund - Class 2                        11,216,881
FSE           Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                           2,440,323
FUE           Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                4,750,199
FMC           Goldman Sachs VIT Mid Cap Value Fund                                      16,668,789
FID           INVESCO VIF - Dynamics Fund, Series I Shares                                 147,092
FFS           INVESCO VIF - Financial Services Fund, Series I Shares                       156,065
FTC           INVESCO VIF - Technology Fund, Series I Shares                               212,844
FTL           INVESCO VIF - Telecommunications Fund                                         32,293
FGT           Janus Aspen Series Global Technology Portfolio: Service Shares             1,421,239
FIG           Janus Aspen Series International Growth Portfolio: Service Shares          3,046,260
FAG           Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                1,428,870
FIP           Lazard Retirement International Equity Portfolio                           9,825,351
FGW           MFS(R) Investors Growth Stock Series - Service Class                       6,163,008
FDS           MFS(R) New Discovery Series - Service Class                                4,732,838
FUT           MFS(R) Utilities Series - Service Class                                      140,122
FPE           Pioneer Equity Income VCT Portfolio - Class II Shares                        422,061
FEU           Pioneer Europe VCT Portfolio - Class II Shares                                18,462
FHS           Putnam VT Health Sciences Fund - Class IB Shares                             324,005
FPH           Putnam VT High Yield Fund - Class IB Shares                                6,614,266
FPI           Putnam VT International Equity Fund - Class IB Shares                        793,325
FIN           Putnam VT International New Opportunities Fund - Class IB Shares           2,174,791
FNO           Putnam VT New Opportunites Fund - Class IA Shares                         10,227,003
FVS           Putnam VT Vista Fund - Class IB Shares                                     1,897,805
FMI           Royce Micro-Cap Portfolio                                                 18,951,176
FSO           Strong Opportunity Fund II - Advisor Class                                   695,630
FVA           Third Avenue Value Portfolio                                              15,756,638
FIC           Wanger International Small Cap                                             8,964,461
FSP           Wanger U.S. Smaller Companies                                             18,241,226
FAA           Wells Fargo VT Asset Allocation Fund                                         438,805
FWI           Wells Fargo VT International Equity Fund                                     128,072
FWS           Wells Fargo VT Small Cap Growth Fund                                         351,374
V04           2004 Trust                                                                    27,682
F04           2004 Trust                                                                   245,720

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                     FEI         P          U          T          Y
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.97   $   7.71   $   5.79   $   2.52   $   2.37
At Dec. 31, 2001                   $   0.98   $   5.25   $   3.93   $   2.66   $   2.49
At Dec. 31, 2002                   $   0.78   $   3.44   $   2.57   $   2.91   $   2.72
At Dec. 31, 2003                   $   1.10   $   4.35   $   3.24   $   2.95   $   2.75
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      5,554      1,415    213,092        895      7,244
At Dec. 31, 2002                      8,661      1,272    193,612        841      8,993
At Dec. 31, 2003                     10,010      1,139    179,373        803      8,371
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $  5,417   $  7,429   $836,966   $  2,378   $ 18,071
At Dec. 31, 2002                   $  6,785   $  4,377   $496,983   $  2,444   $ 24,467
At Dec. 31, 2003                   $ 10,994   $  4,956   $581,189   $  2,367   $ 23,035
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.15%      0.13%      0.13%      5.11%      5.12%
For the year ended Dec. 31, 2002       1.55%      0.34%      0.34%      4.38%      4.34%
For the year ended Dec. 31, 2003       1.82%        --         --       3.27%      3.27%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%      0.65%      0.90%      0.65%      0.90%
For the year ended Dec. 31, 2002       0.90%      0.65%      0.90%      0.65%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.65%      0.90%      0.65%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       1.03%    (31.91%)   (32.12%)     5.56%      5.06%
For the year ended Dec. 31, 2002     (20.41%)   (34.48%)   (34.61%)     9.40%      9.24%
For the year ended Dec. 31, 2003      41.03%     26.45%     26.07%      1.37%      1.10%
---------------------------------------------------------------------------------------

                                      Q          V          IL         S          X
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   2.59   $   2.39   $   2.16   $   5.42   $   4.23
At Dec. 31, 2001                   $   2.78   $   2.57   $   1.54   $   4.34   $   3.39
At Dec. 31, 2002                   $   2.99   $   2.75   $   1.26   $   3.30   $   2.57
At Dec. 31, 2003                   $   3.10   $   2.84   $   1.60   $   4.03   $   3.13
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      1,077     36,653    142,157      4,355    138,520
At Dec. 31, 2002                      1,001     32,957    125,216      3,946    123,110
At Dec. 31, 2003                        944     27,910    112,884      3,546    111,684
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $  2,998   $ 94,067   $219,175   $ 18,908   $469,049
At Dec. 31, 2002                   $  2,989   $ 90,521   $157,601   $ 13,030   $316,248
At Dec. 31, 2003                   $  2,921   $ 79,289   $180,281   $ 14,282   $349,052
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       6.17%      6.16%      0.93%      1.91%      1.90%
For the year ended Dec. 31, 2002       5.14%      5.15%      0.74%      1.74%      1.73%
For the year ended Dec. 31, 2003       3.66%      3.67%      1.10%      1.83%      1.83%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.65%      0.90%      0.90%      0.65%      0.90%
For the year ended Dec. 31, 2002       0.65%      0.90%      0.90%      0.65%      0.90%
For the year ended Dec. 31, 2003       0.65%      0.90%      0.90%      0.65%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       7.34%      7.53%    (28.70%)   (19.93%)   (19.86%)
For the year ended Dec. 31, 2002       7.55%      7.00%    (18.18%)   (23.96%)   (24.19%)
For the year ended Dec. 31, 2003       3.68%      3.27%     26.98%     22.12%     21.79%
---------------------------------------------------------------------------------------

                                      R          W         FBC        FCR        FCM
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.99   $   1.80   $   0.89   $   0.85   $   1.03
At Dec. 31, 2001                   $   2.05   $   1.85   $   0.74   $   0.69   $   1.06
At Dec. 31, 2002                   $   2.06   $   1.86   $   0.57   $   0.53   $   1.06
At Dec. 31, 2003                   $   2.06   $   1.85   $   0.71   $   0.68   $   1.06
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        643     36,982      3,208        904     21,573
At Dec. 31, 2002                        610     33,821      4,869      2,365     30,036
At Dec. 31, 2003                        565     26,781      5,486      8,140     30,104
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $  1,318   $ 68,383   $  2,370   $    624   $ 22,864
At Dec. 31, 2002                   $  1,260   $ 62,782   $  2,757   $  1,261   $ 31,911
At Dec. 31, 2003                   $  1,166   $ 49,608   $  3,923   $  5,558   $ 31,859
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       3.83%      3.75%      0.71%      0.41%      3.13%
For the year ended Dec. 31, 2002       1.29%      1.30%      0.81%      0.56%      1.14%
For the year ended Dec. 31, 2003       0.69%      0.69%      0.89%      0.63%      0.51%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.65%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2002       0.65%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.65%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       3.02%      2.78%    (16.85%)   (18.82%)     2.91%
For the year ended Dec. 31, 2002       0.49%      0.54%    (22.97%)   (23.19%)     0.00%
For the year ended Dec. 31, 2003       0.00%     (0.54%)    24.56%     28.30%      0.00%
---------------------------------------------------------------------------------------

                                     FBD        FDE        FEM       FES(4)      FGB
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.07   $   0.99   $   0.78         --   $   1.07
At Dec. 31, 2001                   $   1.15   $   1.00   $   0.76         --   $   1.08
At Dec. 31, 2002                   $   1.20   $   0.80   $   0.71   $   0.86   $   1.23
At Dec. 31, 2003                   $   1.24   $   1.12   $   0.99   $   1.04   $   1.37
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     11,758     14,695        370         --      1,541
At Dec. 31, 2002                     25,601     33,573      1,680         30      5,217
At Dec. 31, 2003                     30,825     52,001      3,110      1,416     10,179
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $ 13,468   $ 14,674   $    280         --   $  1,657
At Dec. 31, 2002                   $ 30,671   $ 26,902   $  1,193   $     26   $  6,393
At Dec. 31, 2003                   $ 38,240   $ 58,292   $  3,071   $  1,478   $ 13,972
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       6.31%      1.41%      0.02%        --       4.25%
For the year ended Dec. 31, 2002       5.11%      1.63%        --         --       4.82%
For the year ended Dec. 31, 2003       3.56%      1.61%      1.88%        --       7.40%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%      0.90%      0.90%        --       0.90%
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       7.48%      1.01%     (2.56%)       --       0.93%
For the year ended Dec. 31, 2002       4.35%    (20.00%)    (6.58%)   (14.00%)    13.89%
For the year ended Dec. 31, 2003       3.33%     40.00%     39.44%     20.93%     11.38%
---------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                                     FGR        FEX        FIE        FMF        FND
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.77   $   0.93   $   0.86   $   0.96   $   1.04
At Dec. 31, 2001                   $   0.53   $   0.96   $   0.61   $   0.85   $   0.86
At Dec. 31, 2002                   $   0.39   $   0.89   $   0.49   $   0.73   $   0.66
At Dec. 31, 2003                   $   0.46   $   1.11   $   0.62   $   0.87   $   0.82
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     18,390      7,416      1,636      3,221     82,787
At Dec. 31, 2002                     29,573     17,181      2,713      5,364    134,661
At Dec. 31, 2003                     56,630     35,448      4,591      9,053    172,471
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $  9,693   $  7,150   $    993   $  2,738   $ 70,947
At Dec. 31, 2002                   $ 11,415   $ 15,347   $  1,335   $  3,935   $ 89,327
At Dec. 31, 2003                   $ 26,309   $ 39,284   $  2,868   $  7,915   $141,167
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --      10.78%      1.29%      2.63%      0.26%
For the year ended Dec. 31, 2002       0.09%      7.65%      1.03%      2.69%      0.52%
For the year ended Dec. 31, 2003       0.21%      7.56%      0.94%      2.29%      0.68%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (31.17%)     3.23%    (29.07%)   (11.46%)   (17.31%)
For the year ended Dec. 31, 2002     (26.42%)    (7.29%)   (19.67%)   (14.12%)   (23.26%)
For the year ended Dec. 31, 2003      17.95%     24.72%     26.53%     19.18%     24.24%
---------------------------------------------------------------------------------------

                                    FPS(4)      FIV        FFI        FSM       FST(4)
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --   $   0.91   $   1.07   $   1.00         --
At Dec. 31, 2001                         --   $   0.79   $   1.13   $   0.92         --
At Dec. 31, 2002                   $   0.81   $   0.60   $   1.19   $   0.76   $   0.82
At Dec. 31, 2003                   $   1.10   $   0.77   $   1.19   $   1.11   $   1.01
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --     11,971      4,257      4,264         --
At Dec. 31, 2002                         88     27,757     15,724      8,489         15
At Dec. 31, 2003                      1,739     42,898     21,369     15,293        140
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --   $  9,411   $  4,813   $  3,935         --
At Dec. 31, 2002                   $     71   $ 16,779   $ 18,645   $  6,438   $     12
At Dec. 31, 2003                   $  1,920   $ 32,887   $ 25,493   $ 16,996   $    142
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --       1.03%      4.42%        --         --
For the year ended Dec. 31, 2002       0.37%      1.01%      2.89%        --       1.11%
For the year ended Dec. 31, 2003       0.07%      1.21%      2.29%        --       0.64%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --       0.90%      0.90%      0.90%        --
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --     (13.19%)     5.61%     (8.00%)       --
For the year ended Dec. 31, 2002     (19.00%)   (24.05%)     5.31%    (17.39%)   (18.00%)
For the year ended Dec. 31, 2003      35.80%     28.33%      0.00%     46.05%     23.17%
---------------------------------------------------------------------------------------

                                     FSA        FCA       FAC(4)      FCD       FAD(4)
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.87   $   0.88         --   $   1.00         --
At Dec. 31, 2001                   $   0.58   $   0.67         --   $   0.91         --
At Dec. 31, 2002                   $   0.39   $   0.50   $   0.81   $   0.71   $   0.76
At Dec. 31, 2003                   $   0.50   $   0.64   $   1.04   $   0.95   $   1.02
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      9,945      6,567         --      4,199         --
At Dec. 31, 2002                     13,007     11,893         33      6,829         25
At Dec. 31, 2003                     15,708     16,294        673      9,204        226
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $  5,733   $  4,380         --   $  3,833         --
At Dec. 31, 2002                   $  5,057   $  5,945   $     27   $  4,858   $     19
At Dec. 31, 2003                   $  7,796   $ 10,455   $    702   $  8,783   $    230
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.23%        --         --         --         --
For the year ended Dec. 31, 2002         --         --         --         --         --
For the year ended Dec. 31, 2003         --         --         --         --         --
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%      0.90%        --       0.90%        --
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (33.33%)   (23.86%)       --      (9.00%)       --
For the year ended Dec. 31, 2002     (32.76%)   (25.37%)   (19.00%)   (21.98%)   (24.00%)
For the year ended Dec. 31, 2003      28.21%     28.00%     28.40%     33.80%     34.21%
---------------------------------------------------------------------------------------

                                     FGI       FAL(4)     FAB(4)      FIR       FAI(4)
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.78         --         --   $   0.91         --
At Dec. 31, 2001                   $   1.36         --         --   $   0.64         --
At Dec. 31, 2002                   $   1.14   $   0.78   $   0.83   $   0.50   $   0.81
At Dec. 31, 2003                   $   1.40   $   1.02   $   1.18   $   0.62   $   1.00
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    261,263         --         --     10,087         --
At Dec. 31, 2002                    244,398         45         70     21,650         24
At Dec. 31, 2003                    230,404      1,518      1,411     29,187        725
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $355,473         --         --   $  6,419         --
At Dec. 31, 2002                   $278,193   $     35   $     58   $ 10,872   $     20
At Dec. 31, 2003                   $323,384   $  1,554   $  1,671   $ 18,077   $    724
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.05%        --         --       0.03%        --
For the year ended Dec. 31, 2002       0.32%        --         --       0.62%        --
For the year ended Dec. 31, 2003       1.01%      0.48%      0.17%      0.67%      0.15%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        --         --       0.90%        --
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (23.60%)       --         --     (29.67%)       --
For the year ended Dec. 31, 2002     (16.18%)   (22.00%)   (17.00%)   (21.88%)   (19.00%)
For the year ended Dec. 31, 2003      22.81%     30.77%     42.17%     24.00%     23.46%
---------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                                     FVL       FAV(4)      FSB        FEG        FSC
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.03         --   $   0.97   $   0.98   $   1.40
At Dec. 31, 2001                   $   1.16         --   $   0.90   $   0.81   $   1.16
At Dec. 31, 2002                   $   1.00   $   0.86   $   0.78   $   0.57   $   0.77
At Dec. 31, 2003                   $   1.28   $   1.10   $   0.92   $   0.81   $   1.13
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     28,326         --      1,190      1,795     15,952
At Dec. 31, 2002                     53,830        175      2,712      2,256     19,146
At Dec. 31, 2003                     65,557      2,320      4,376      3,829     20,945
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $ 32,735         --   $  1,066   $  1,457   $ 18,575
At Dec. 31, 2002                   $ 53,869   $    150   $  2,116   $  1,282   $ 14,651
At Dec. 31, 2003                   $ 83,773   $  2,548   $  4,037   $  3,093   $ 23,595
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.73%        --       8.94%        --         --
For the year ended Dec. 31, 2002       0.70%        --       3.89%        --         --
For the year ended Dec. 31, 2003       1.00%      0.34%      2.39%        --         --
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        --       0.90%      0.90%      0.90%
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      12.62%        --      (7.22%)   (17.35%)   (17.14%)
For the year ended Dec. 31, 2002     (13.79%)   (14.00%)   (13.33%)   (29.63%)   (33.62%)
For the year ended Dec. 31, 2003      28.00%     27.91%     17.95%     42.11%     46.75%
---------------------------------------------------------------------------------------

                                    FCG(5)      FGC       FFG(4)      FMP       FFM(4)
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --   $   0.99         --   $   1.18         --
At Dec. 31, 2001                         --   $   0.90         --   $   1.13         --
At Dec. 31, 2002                         --   $   0.74   $   0.89   $   1.01   $   0.85
At Dec. 31, 2003                   $   0.94   $   0.91   $   1.09   $   1.38   $   1.17
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --     16,413         --     23,651         --
At Dec. 31, 2002                         --     48,405         75     52,717        163
At Dec. 31, 2003                        215     85,401      4,336     77,767      4,130
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --   $ 14,694         --   $ 26,662         --
At Dec. 31, 2002                         --   $ 35,779   $     66   $ 53,068   $    139
At Dec. 31, 2003                   $    202   $ 77,322   $  4,722   $107,473   $  4,831
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --       0.33%        --         --         --
For the year ended Dec. 31, 2002         --       0.78%        --       0.59%        --
For the year ended Dec. 31, 2003       6.34%      0.85%      0.11%      0.26%      0.04%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --       0.90%        --       0.90%        --
For the year ended Dec. 31, 2002         --       0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --      (9.09%)       --      (4.24%)       --
For the year ended Dec. 31, 2002         --     (17.78%)   (11.00%)   (10.62%)   (15.00%)
For the year ended Dec. 31, 2003       4.44%     22.97%     22.47%     36.63%     37.65%
---------------------------------------------------------------------------------------

                                     FOS       FFO(4)      FRE        FSV       FMS(4)
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.88         --   $   1.16   $   1.14         --
At Dec. 31, 2001                   $   0.69         --   $   1.24   $   1.28         --
At Dec. 31, 2002                   $   0.54   $   0.77   $   1.25   $   1.15   $   0.83
At Dec. 31, 2003                   $   0.77   $   1.09   $   1.68   $   1.51   $   1.03
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      6,414         --      5,495      3,004         --
At Dec. 31, 2002                     12,601         26     17,027      8,488         41
At Dec. 31, 2003                     21,422        979     25,551     11,574        922
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $  4,415         --   $  6,801   $  3,847         --
At Dec. 31, 2002                   $  6,848   $     20   $ 21,320   $  9,772   $     34
At Dec. 31, 2003                   $ 16,524   $  1,064   $ 43,044   $ 17,450   $    947
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       2.48%        --       2.84%      0.28%        --
For the year ended Dec. 31, 2002       0.53%        --       2.56%      0.37%        --
For the year ended Dec. 31, 2003       0.59%      0.07%      2.45%      0.21%      0.69%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        --       0.90%      0.90%        --
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (21.59%)       --       6.90%     12.28%        --
For the year ended Dec. 31, 2002     (21.74%)   (23.00%)     0.81%    (10.16%)   (17.00%)
For the year ended Dec. 31, 2003      42.59%     41.56%     34.40%     31.30%     24.10%
---------------------------------------------------------------------------------------

                                     FIF        FSE        FUE        FMC       FID(4)
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.08   $   1.02   $   0.91   $   1.20         --
At Dec. 31, 2001                   $   0.90   $   1.05   $   0.79   $   1.33         --
At Dec. 31, 2002                   $   0.73   $   0.89   $   0.61   $   1.26   $   0.78
At Dec. 31, 2003                   $   0.95   $   1.28   $   0.79   $   1.60   $   1.07
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     12,596      2,459      6,234      9,095         --
At Dec. 31, 2002                     26,610      5,662     14,220     27,025         24
At Dec. 31, 2003                     40,085      7,358     20,584     38,494        169
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $ 11,328   $  2,588   $  4,932   $ 12,096         --
At Dec. 31, 2002                   $ 19,316   $  5,020   $  8,707   $ 33,965   $     19
At Dec. 31, 2003                   $ 38,127   $  9,440   $ 16,173   $ 61,557   $    180
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       2.82%      0.60%      0.83%      2.49%        --
For the year ended Dec. 31, 2002       1.56%      0.36%      0.78%      1.50%        --
For the year ended Dec. 31, 2003       1.69%      0.27%      0.88%      1.05%        --
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%      0.90%      0.90%      0.90%        --
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (16.67%)     2.94%    (13.19%)    10.83%        --
For the year ended Dec. 31, 2002     (18.89%)   (15.24%)   (22.78%)    (5.26%)   (22.00%)
For the year ended Dec. 31, 2003      30.14%     43.82%     29.51%     26.98%     37.18%
---------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                                    FFS(4)     FTC(4)     FTL(4)      FGT        FIG
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --         --         --   $   0.72   $   0.84
At Dec. 31, 2001                         --         --         --   $   0.45   $   0.63
At Dec. 31, 2002                         --   $   0.69         --   $   0.26   $   0.47
At Dec. 31, 2003                   $   1.07   $   0.99   $   1.03   $   0.38   $   0.62
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --         --         --     12,969     24,849
At Dec. 31, 2002                         --         29         --     17,740     41,200
At Dec. 31, 2003                        137        237         34     20,019     42,310
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --         --         --   $  5,794   $ 15,760
At Dec. 31, 2002                         --   $     20         --   $  4,639   $ 19,226
At Dec. 31, 2003                   $    147   $    235   $     35   $  7,599   $ 26,324
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --         --         --       0.66%      0.78%
For the year ended Dec. 31, 2002         --         --         --         --       0.72%
For the year ended Dec. 31, 2003       1.11%        --         --         --       0.99%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --         --         --       0.90%      0.90%
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --         --         --     (37.50%)   (25.00%)
For the year ended Dec. 31, 2002         --     (31.00%)       --     (42.22%)   (25.40%)
For the year ended Dec. 31, 2003       7.00%     43.48%      3.00%     46.15%     31.91%
---------------------------------------------------------------------------------------

                                    FAG        FIP        FGW        FDS       FUT(4)
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       0.75   $   0.96   $   0.92   $   0.97         --
At Dec. 31, 2001                       0.45   $   0.72   $   0.69   $   0.91         --
At Dec. 31, 2002                       0.32   $   0.64   $   0.49   $   0.61   $   0.89
At Dec. 31, 2003                       0.43   $   0.82   $   0.60   $   0.81   $   1.19
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     17,310      4,159     16,764     13,315         --
At Dec. 31, 2002                     23,673      9,601     29,771     27,079          3
At Dec. 31, 2003                     24,625     23,615     40,588     32,962        128
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      7,787   $  3,011   $ 11,529   $ 12,083         --
At Dec. 31, 2002                      7,587   $  6,149   $ 14,668   $ 16,607   $      2
At Dec. 31, 2003                     10,541   $ 19,265   $ 24,297   $ 26,732   $    152
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --       0.01%      0.04%        --         --
For the year ended Dec. 31, 2002         --       0.09%        --         --         --
For the year ended Dec. 31, 2003         --       0.36%        --         --       0.67%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%      0.90%      0.90%      0.90%        --
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (40.00%)   (25.00%)   (25.00%)    (6.19%)       --
For the year ended Dec. 31, 2002     (28.89%)   (11.11%)   (28.99%)   (32.97%)   (11.00%)
For the year ended Dec. 31, 2003      34.38%     28.13%     22.45%     32.79%     33.71%
---------------------------------------------------------------------------------------

                                    FPE(4)     FEU(4)     FHS(4)      FPH       FPI(4)
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --         --         --   $   0.90         --
At Dec. 31, 2001                         --         --         --   $   0.93         --
At Dec. 31, 2002                   $   0.83         --   $   0.86   $   0.91   $   0.81
At Dec. 31, 2003                   $   1.00   $   1.09   $   1.01   $   1.14   $   1.03
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --         --         --      4,713         --
At Dec. 31, 2002                         10         --         15      8,008         23
At Dec. 31, 2003                        454         19        316     12,550        862
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --         --         --   $  4,367         --
At Dec. 31, 2002                   $      8         --   $     13   $  7,300   $     19
At Dec. 31, 2003                   $    456   $     21   $    319   $ 14,347   $    891
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --         --         --      11.98%        --
For the year ended Dec. 31, 2002       6.38%        --         --      10.20%        --
For the year ended Dec. 31, 2003       2.46%      0.07%      0.18%      8.74%      0.16%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --         --         --       0.90%        --
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --         --         --       3.33%        --
For the year ended Dec. 31, 2002     (17.00%)       --     (14.00%)    (2.15%)   (19.00%)
For the year ended Dec. 31, 2003      20.48%      9.00%     17.44%     25.27%     27.16%
---------------------------------------------------------------------------------------

                                     FIN        FNO        FVS        FMI       FSO(4)
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.72   $   1.81   $   0.91   $   1.15         --
At Dec. 31, 2001                   $   0.51   $   1.25   $   0.60   $   1.47         --
At Dec. 31, 2002                   $   0.44   $   0.87   $   0.41   $   1.27   $   0.76
At Dec. 31, 2003                   $   0.58   $   1.14   $   0.54   $   1.88   $   1.03
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     12,062    229,366     14,087      9,733         --
At Dec. 31, 2002                     17,014    216,999     19,518     30,316         58
At Dec. 31, 2003                     19,531    199,866     21,383     40,575        794
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $  6,138   $287,830   $  8,403   $ 14,351         --
At Dec. 31, 2002                   $  7,411   $188,119   $  8,008   $ 38,595   $     44
At Dec. 31, 2003                   $ 11,231   $227,873   $ 11,578   $ 76,363   $    818
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --         --         --         --         --
For the year ended Dec. 31, 2002       0.60%        --         --         --       2.04%
For the year ended Dec. 31, 2003       0.29%        --         --         --       0.03%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%      0.90%      0.90%      0.90%        --
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (29.17%)   (30.94%)   (34.07%)    27.83%        --
For the year ended Dec. 31, 2002     (13.73%)   (30.40%)   (31.67%)   (13.61%)   (24.00%)
For the year ended Dec. 31, 2003      31.82%     31.03%     31.71%     48.03%     35.53%
---------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                                     FVA        FIC        FSP       FAA(4)     FWI(4)     FWS(4)      V04        F04
                                   -------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.26   $   0.74   $   1.06         --         --         --   $   3.31   $   3.23
At Dec. 31, 2001                   $   1.42   $   0.58   $   1.17         --         --         --   $   3.55   $   3.45
At Dec. 31, 2002                   $   1.26   $   0.49   $   0.96   $   0.89   $   0.79   $   0.73   $   3.81   $   3.70
At Dec. 31, 2003                   $   1.78   $   0.73   $   1.37   $   1.07   $   1.03   $   1.03   $   3.85   $   3.73
------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     19,731      8,157      8,497         --         --         --        313      2,761
At Dec. 31, 2002                     39,900     21,097     23,134         22          2          2        295      2,565
At Dec. 31, 2003                     49,539     35,694     38,763        441        134        380        289      2,245
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $ 28,054   $  4,725   $  9,912         --         --         --   $  1,111   $  9,534
At Dec. 31, 2002                   $ 50,193   $ 10,437   $ 22,248   $     19   $      1   $      1   $  1,122   $  9,490
At Dec. 31, 2003                   $ 88,028   $ 26,055   $ 52,913   $    473   $    137   $    391   $  1,112   $  8,371
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.14%        --       0.03%        --         --         --         --         --
For the year ended Dec. 31, 2002       0.22%        --         --       3.06%        --         --         --         --
For the year ended Dec. 31, 2003       0.20%      0.26%        --       2.14%      0.29%        --         --         --
------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%      0.90%      0.90%        --         --         --       0.90%      1.15%
For the year ended Dec. 31, 2002       0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      1.15%
For the year ended Dec. 31, 2003       0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      1.15%
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      12.70%    (21.62%)    10.38%        --         --         --       7.25%      6.81%
For the year ended Dec. 31, 2002     (11.27%)   (15.52%)   (17.95%)   (11.00%)   (21.00%)   (27.00%)     7.32%      7.25%
For the year ended Dec. 31, 2003      41.27%     48.98%     42.71%     20.22%     30.38%     41.10%      1.05%      0.81%
------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on June 3, 2002.

(5)  Operations commenced on Dec. 8, 2003.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 2003 and 2002, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2003 IDS Life Insurance Company adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December 2003), "Consolidation of Variable Interest Entities."

/s/ Ernst & Young LLP
---------------------
    Ernst & Young LLP
    Minneapolis, Minnesota
    January 26, 2004

                                     -- 1 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE AMOUNTS)                                                          2003          2002

ASSETS
Investments: (Note 2)
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $26,626,709; 2002, $23,209,226)      $27,324,491   $24,052,104
      Common stocks, at fair value (cost: 2003, $19; 2002, $19)                                           120            21
   Mortgage loans on real estate                                                                    3,180,020     3,417,651
   Policy loans                                                                                       578,000       597,144
   Other investments                                                                                  801,871       753,247
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                            31,884,502    28,820,167
Cash and cash equivalents                                                                             400,294     4,424,061
Restricted cash                                                                                       834,448            --
Amounts recoverable from reinsurers                                                                   754,514       633,510
Amounts due from brokers                                                                                1,792           501
Other accounts receivable                                                                              68,422        56,245
Accrued investment income                                                                             355,374       296,595
Deferred policy acquisition costs (Note 3)                                                          3,615,179     3,309,094
Other assets                                                                                          253,858       117,788
Separate account assets                                                                            27,774,319    21,980,674
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                      $65,942,702   $59,638,635
===========================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
Fixed annuities                                                                                   $26,376,944   $23,411,314
Universal life-type insurance                                                                       3,569,882     3,515,010
Traditional life insurance                                                                            254,641       247,441
Disability income and long-term care insurance                                                      1,724,204     1,466,171
   Policy claims and other policyholders' funds                                                        67,911        85,400
   Amounts due to brokers                                                                             228,707     3,342,989
   Deferred income taxes, net                                                                         139,814       182,059
   Other liabilities                                                                                  408,444       463,326
   Separate account liabilities                                                                    27,774,319    21,980,674
---------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                               60,544,866    54,694,384
---------------------------------------------------------------------------------------------------------------------------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,370,388     1,088,327
   Retained earnings                                                                                3,624,837     3,354,841
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 405,456       497,319
      Net unrealized derivative (losses) gains                                                         (5,845)          764
---------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income                                                 399,611       498,083
---------------------------------------------------------------------------------------------------------------------------
         Total stockholder's equity                                                                 5,397,836     4,944,251
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                        $65,942,702   $59,638,635
===========================================================================================================================

See notes to consolidated financial statements.

                                                           -- 2 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001
REVENUES
Premiums:
   Traditional life insurance                                                       $   64,890     $   60,740    $   59,415
   Disability income and long-term care insurance                                      284,111        273,737       255,428
---------------------------------------------------------------------------------------------------------------------------
      Total premiums                                                                   349,001        334,477       314,843
Net investment income                                                                1,705,530      1,561,856     1,485,688
Contractholder and policyholder charges                                                530,101        525,708       492,441
Management and other fees                                                              390,516        404,787       473,406
Net realized gain (loss) on investments                                                  4,100         (4,507)     (649,752)
---------------------------------------------------------------------------------------------------------------------------
      Total revenues                                                                 2,979,248      2,822,321     2,116,626
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                                                           38,870         36,850        35,492
   Investment contracts and universal life-type insurance                              202,205        205,147       174,868
   Disability income and long-term care insurance                                       57,339         52,972        44,743
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                                           (2,401)         2,841         7,167
   Disability income and long-term care insurance                                      142,532        134,605       123,227
Interest credited on investment contracts and universal life-type insurance          1,224,910      1,157,636     1,146,866
Amortization of deferred policy acquisition costs                                      288,276        335,729       375,984
Other insurance and operating expenses                                                 452,978        426,534       397,236
---------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                                    2,404,709      2,352,314     2,305,583
---------------------------------------------------------------------------------------------------------------------------
Income (loss) before income tax provision (benefit) and cumulative effect
   of accounting change                                                                574,539        470,007      (188,957)
Income tax provision (benefit)                                                          66,945         87,826      (145,222)
---------------------------------------------------------------------------------------------------------------------------
Income (loss) before cumulative effect of accounting change                            507,594        382,181       (43,735)
Cumulative effect of accounting change (net of income tax provision of
   $23,942 for 2003 and income tax benefit of $11,532 for 2001) (Note 1)                44,463             --       (21,416)
---------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                   $  552,057     $  382,181    $  (65,151)
===========================================================================================================================

See notes to consolidated financial statements.

                                                           -- 3 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                 $    552,057   $    382,181   $   (65,151)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax (Note 1)                         (44,463)            --        21,416
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (34,490)       (35,345)      (43,687)
      Repayment                                                                         43,596         49,256        54,004
   Change in amounts recoverable from reinsurers                                      (121,004)      (104,344)     (112,686)
   Change in other accounts receivable                                                 (12,177)        (9,896)       (4,025)
   Change in accrued investment income                                                 (64,359)        (5,139)       56,729
   Change in deferred policy acquisition costs, net                                   (300,491)      (277,258)     (175,723)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   265,233        245,275       223,177
   Change in policy claims and other policyholder's funds                              (17,489)        13,521        19,812
   Deferred income tax (benefit) provision                                             (30,714)       116,995      (246,205)
   Change in other assets and liabilities, net                                         (95,537)        26,309       (24,509)
   Amortization of premium, net                                                        160,862         65,869       108,958
   Net realized (gain) loss on investments                                              (4,100)         4,507       649,752
   Net realized (gain) loss on trading securities                                      (30,400)         2,480            --
   Policyholder and contractholder charges, non-cash                                  (234,098)      (232,725)     (217,496)
   Other, net                                                                           (7,561)        10,651       (92,253)
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                         24,865        252,337       152,113
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Sales                                                                            12,232,235     10,093,228     5,493,141
   Maturities, sinking fund payments and calls                                       4,152,088      3,078,509     2,706,147
   Purchases                                                                       (20,527,995)   (16,287,891)   (9,477,740)
Other investments, excluding policy loans:
   Sales                                                                               668,071        509,588       370,636
   Purchases                                                                          (853,647)      (543,843)     (442,876)
Change in amounts due from brokers                                                      (1,291)        90,293       (75,492)
Change in amounts due to brokers                                                    (3,260,310)     1,602,958     1,293,684
---------------------------------------------------------------------------------------------------------------------------
   Net cash used in investing activities                                            (7,590,849)    (1,457,158)     (132,500)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activities related to investment contracts and universal life-type insurance:
   Considerations received                                                           4,267,115      4,638,111     2,088,114
   Interest credited to account balances                                             1,224,910      1,157,636     1,146,866
   Surrenders and other benefits                                                    (2,235,889)    (1,655,631)   (2,810,401)
Universal life-type insurance policy loans:
   Repayment                                                                            85,760         89,346        72,805
   Issuance                                                                            (81,740)       (80,831)      (83,720)
Capital contribution                                                                   282,061        400,000       400,000
Dividends paid                                                                              --        (70,000)           --
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                      3,542,217      4,478,631       813,664
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                (4,023,767)     3,273,810       833,277
Cash and cash equivalents at beginning of year                                       4,424,061      1,150,251       316,974
---------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                          $    400,294   $  4,424,061   $ 1,150,251
===========================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                              $    103,034   $         --   $        --
   Interest on borrowings                                                         $      2,647   $      7,906   $    23,688
   Non-cash ownership transfer of net assets of AEC to AEFC in 2003 (Note 1)      $    282,061   $         --   $        --
---------------------------------------------------------------------------------------------------------------------------

See notes to consolidated financial statements.

                                                           -- 4 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED
                                                                                         OTHER
                                                                       ADDITIONAL    COMPREHENSIVE                    TOTAL
                                                           CAPITAL       PAID-IN    INCOME (LOSS),   RETAINED     STOCKHOLDER'S
FOR THE THREE YEARS ENDED DECEMBER 31, 2003 (THOUSANDS)     STOCK        CAPITAL      NET OF TAX     EARNINGS        EQUITY
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2001                                   $3,000     $  288,327     $(333,734)    $3,107,811    $3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
      income tax benefit of $626                               --             --        (1,162)            --        (1,162)
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($20,191)
      and income tax benefit of $6,064                         --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      loss, net of income tax benefit of $228,003              --             --       423,434             --       423,434
   Reclassification adjustment for losses on derivatives
      included in net loss, net of income tax benefit
      of $4,038                                                --             --         7,499             --         7,499
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                       353,358
Capital contribution                                           --        400,000            --             --       400,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                  3,000        688,327        84,775      3,042,660     3,818,762
Comprehensive income:
   Net income                                                  --             --            --        382,181       382,181
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($75,351) and income
      tax provision of ($228,502)                              --             --       424,360             --       424,360
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($5,645)          --             --       (10,484)            --       (10,484)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($305)                                      --             --          (568)            --          (568)
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                       795,489
Cash dividends                                                 --             --            --        (70,000)      (70,000)
Capital contribution                                           --        400,000            --             --       400,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000      1,088,327       498,083      3,354,841     4,944,251
Comprehensive income:
   Net income                                                  --             --            --        552,057       552,057
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($5,594) and income tax
      benefit of $46,545                                       --             --       (79,470)            --       (79,470)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($6,044)          --             --       (11,225)            --       (11,225)
   Net unrealized holding losses on derivatives arising
      during the year, net of income tax benefit
      of $3,663                                                --             --        (6,802)            --        (6,802)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($525)                                      --             --          (975)            --          (975)
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                       453,585
Non-cash dividend of AEC to AEFC (Note 1)                      --             --            --       (282,061)     (282,061)
Capital contribution                                           --        282,061            --             --       282,061
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2003                                 $3,000     $1,370,388     $ 399,611     $3,624,837    $5,397,836
===========================================================================================================================

See notes to consolidated financial statements.

                                                           -- 5 --

IDS LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

IDS Life Insurance Company is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. IDS Life Insurance Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. IDS Life Insurance Company distributes its fixed and variable insurance and annuity products exclusively through the American Express Financial Advisors Inc.'s (AEFAI) retail sales force. IDS Life Insurance Company has four wholly owned subsidiaries that distribute their products through various distribution channels. IDS Life Insurance Company serves residents of the District of Columbia and all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of IDS Life Insurance Company and serves New York State residents. IDS Life of New York distributes its fixed and variable insurance and annuity products exclusively through AEFAI's retail sales force. IDS Life Insurance Company also wholly owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. IDS Life Insurance Company also wholly owns IDS REO 1, LLC and IDS REO II, LLC. At December 31, 2003, these two subsidiaries held real estate and mortgage loans on real estate. IDS Life Insurance Company and its six subsidiaries are referred to collectively as "IDS Life" in these consolidated financial statements and notes thereto.

On December 29, 2003, IDS Life contributed substantially all of its interests in low income housing investments, net of related payables and deferred tax assets, to its wholly owned subsidiary, American Express Corporation ("AEC"). These investments had a carrying value of $308.6 million and $381.5 million at December 29, 2003 and December 31, 2002, respectively. The amount of the contribution to AEC was $272 million. AEC had a carrying value of approximately $10 million prior to receiving this contribution.

On December 30, 2003, IDS Life distributed via dividend all of its interest in AEC to AEFC. This distribution was considered extraordinary, as defined in Minnesota holding company statutes. On December 30, 2003, IDS Life received a contribution of cash of approximately $282 million, equal to the amount of the distribution of AEC.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. IDS Life also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income insurance. Although IDS Life discontinued issuance of long-term care insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration as well.

Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of IDS Life, its wholly owned subsidiaries and certain variable interest entities. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as included in Note 5. Certain prior year amounts have been reclassified to conform to the current year's presentation.

                                     -- 6 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

As of December 31, 2003, pursuant to IDS Life's adoption of Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46), IDS Life consolidates all variable interest entities for which it is considered to be the primary beneficiary. In addition, IDS Life generally consolidates all entities in which it holds a greater than 50% interest, except for immaterial seed money investments in mutual and hedge funds. Entities in which IDS Life holds a greater than 20% but less than 50% equity interest are accounted for under the equity method. All other investments are accounted for under the cost method unless IDS Life determines that it exercises significant influence over the entity by means other than voting rights.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of IDS Life's rated collateralized debt obligations (CDOs) described in "Recently issued accounting standards" section below. Other entities are evaluated using the control, risk and reward criteria as outlined under GAAP in determining whether to consolidate other entities where IDS Life has an interest, is the sponsor or transferor. See "Recently issued accounting standards" section below for further information regarding IDS Life's December 31, 2003 adoption of FIN 46.

REVENUE RECOGNITION

PREMIUM REVENUES

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

NET INVESTMENT INCOME

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate, policy loans and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force
(EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

CONTRACTHOLDER AND POLICYHOLDER CHARGES

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities, universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities, universal and variable universal life insurance are recognized as revenue when collected.

MANAGEMENT AND OTHER FEES

Management and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

NET REALIZED GAIN (LOSS) ON INVESTMENTS

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

                                     -- 7 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

INVESTMENTS -- FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. IDS Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, IDS Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. IDS Life's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

INVESTMENTS -- MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

INVESTMENTS -- POLICY LOANS

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

INVESTMENT -- OTHER INVESTMENTS

Included in other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as IDS Life has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect amortized cost less reserves for losses and real estate is carried at its estimated fair value.

CASH AND CASH EQUIVALENTS

IDS Life considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of the interest margins associated with the products.

                                    -- 8 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

For insurance and annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

GUARANTEED MINIMUM DEATH BENEFITS

The majority of the variable annuity contracts offered by IDS Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of IDS Life's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002, and 2001 were $31.5 million, $37.4 million, and $16.2 million respectively. IDS Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, IDS Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods. See "Recently issued accounting standards" section herein for a description of Statement of Position 03-1.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates, ranging from 4.6% to 9.5%, depending on year of issue, with an average rate of approximately 6.3%.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life's experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated interest rates for long-term care policy reserves are currently 5.9% grading up to 8.9% over 30 years.

                                     -- 9 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%, with an average rate of approximately 5.7%. IDS Life issues only non-participating life insurance contracts and does not issue short-duration life insurance policies.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any policy insuring a joint-life combination. IDS Life generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. IDS Life retains all accidental death benefit, disability income and waiver of premium risk.

FEDERAL INCOME TAXES

IDS Life's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

SEPARATE ACCOUNT BUSINESS

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. Through the year ended December 31, 2003, IDS Life received fees related to the proprietary mutual funds used as investment options for variable annuities and variable life insurance directly from the separate accounts. In the fourth quarter of 2003, AEFC replaced IDS Life Insurance Company as the investment manager of these proprietary mutual funds. In connection with this change and through an agreement with AEFC, IDS Life receives fund administrative services fees for the fund management services, other than investment management services, IDS Life provides these proprietary mutual funds. Prior to this change, IDS Life received management fees from the funds. IDS Life receives mortality and expense risk fees directly from the separate accounts.

IDS Life makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rate at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. IDS Life also guarantees that the death benefit will continue to be payable at the current level, less outstanding loans, regardless of investment performance so long as the policy owner pays the contractual premium requirements for the death benefit guarantee provision.

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2003, the FASB issued FIN 46, which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. An entity is subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or, (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual returns of the entity if they occur. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

                                    -- 10 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The variable interest entities primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three securitized loan trusts
(SLTs), which are managed by an affiliate and partially owned by IDS Life. The three SLTs consolidated as a result of FIN 46 provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which are managed by IDS Life. FIN 46 does not impact the accounting for QSPEs as defined by SFAS No. 140, such as IDS Life's CDO-related securitization trust established in 2001. That trust contains a majority of IDS Life's rated CDOs whose retained interest in the trust had a carrying value of $518.0 million at December 31, 2003, of which $381.7 million is considered investment grade. In addition, FIN 46 did not impact the accounting for an additional $24 million in rated CDO tranches, which are managed by third parties, $5 million of CDO residual tranches managed by an affiliate and $0.3 million of affordable housing investments as IDS Life is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in these entities is represented by the carrying values.

The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). In addition, the consolidation of these VIEs resulted in the elimination of IDS Life's investment in the applicable VIEs, which was $673 million for the three SLTs. IDS Life consolidated new assets of $907 million. The newly consolidated assets consist of $834 million of cash and $73 million of derivatives, essentially all of which are restricted. The effect of consolidating these assets on IDS Life's balance sheet was offset by IDS Life's previously recorded carrying values of its investments in the three SLTs, which totaled $673 million and $166 million of newly consolidated liabilities.

The initial gain related to the application of FIN 46 for the three SLTs had no cash flow effect on IDS Life. To the extent losses are incurred on the three SLTs, charges could be incurred that may or may not be reversed. Taken together over the lives of the structures through their maturity, IDS Life's maximum cumulative exposure to pretax loss as a result of its investment in the three SLTs is represented by the carrying value prior to adoption of FIN 46, which was $673 million for the three SLTs, as well as the $68.4 million pretax non-cash gain recorded upon consolidation of the SLTs.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on IDS Life's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). IDS Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by IDS Life. SOP 03-1 is required to be adopted on January 1, 2004, and any impact will be recognized in IDS Life's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 2, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

In July 2000, the FASB's EITF issued a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." IDS Life adopted the consensus as of January 1, 2001. Issue No. 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected CDOs. Adoption of the consensus resulted in a cumulative after-tax effect of accounting change that reduced 2001 net income by $21.4 million, net of tax.

Effective January 1, 2001, IDS Life adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which required an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in cumulative after-tax reductions to other comprehensive income of $1.2 million. The cumulative impact to earnings was not significant.

                                    -- 11 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

2. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                       AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                              COST            GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                   $12,746,966      $568,866      $ (63,059)  $13,252,773
   Mortgage and other asset-backed securities                         10,187,423       166,679        (54,535)   10,299,567
   Foreign corporate bonds and obligations                             2,666,626       126,187        (24,923)    2,767,890
   Structured investments                                                593,094         1,784        (47,767)      547,111
   U.S. Government agency obligations                                    235,994        13,848            (20)      249,822
   State and municipal obligations                                       114,158         3,711         (3,100)      114,769
   Foreign government bonds and obligations                               82,448        10,728           (617)       92,559
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                26,626,709       891,803       (194,021)   27,324,491
   Common stocks                                                              19           101             --           120
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities and equity securities                         $26,626,728      $891,904      $(194,021)  $27,324,611
===========================================================================================================================

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                       AMORTIZED      UNREALIZED     UNREALIZED      FAIR
(THOUSANDS)                                                              COST            GAINS          LOSSES       VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                   $ 8,137,626    $  509,870      $(112,540)  $ 8,534,956
   Mortgage and other asset-backed securities                         12,145,797       393,342        (10,067)   12,529,072
   Foreign corporate bonds and obligations                             1,476,670       101,190         (3,805)    1,574,055
   Structured investments                                              1,306,245         2,112        (59,101)    1,249,256
   U.S. Government agency obligations                                     84,075        12,015           (687)       95,403
   State and municipal obligations                                        29,202         2,522             --        31,724
   Foreign government bonds and obligations                               29,611         8,027             --        37,638
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                23,209,226     1,029,078       (186,200)   24,052,104
   Common stocks                                                              19             2             --            21
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities and equity securities                         $23,209,245    $1,029,080      $(186,200)  $24,052,125
===========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                                      LESS THAN 12 MONTHS        12 MONTHS OR MORE            TOTAL
                                                     FAIR       UNREALIZED       FAIR     UNREALIZED    FAIR      UNREALIZED
(THOUSANDS)                                          VALUE        LOSSES         VALUE      LOSSES      VALUE       LOSSES
---------------------------------------------------------------------------------------------------------------------------
Description of securities:
   Corporate bonds and obligations                $3,145,975   $ (59,691)      $40,125    $(3,368)   $3,186,100  $ (63,059)
   Mortgage and other asset-backed securities      4,154,632     (54,524)          144        (11)    4,154,776    (54,535)
   Foreign corporate bonds and obligations           740,943     (24,923)           --         --       740,943    (24,923)
   U.S. Government and agencies obligations            8,250         (20)           --         --         8,250        (20)
   State and municipal obligations                    61,926      (3,100)           --         --        61,926     (3,100)
   Foreign government bonds and obligations            8,242        (617)           --         --         8,242       (617)
   Other                                                  --          --             3         (1)            3         (1)
---------------------------------------------------------------------------------------------------------------------------
Total                                             $8,119,968   $(142,875)      $40,272    $(3,380)   $8,160,240  $(146,255)
===========================================================================================================================

NOTE: EXCLUDES STRUCTURED INVESTMENTS THAT ARE ACCOUNTED FOR PURSUANT TO EITF 99-20, AND ARE THEREFORE OUTSIDE THE SCOPE OF EITF 03-1. AT DECEMBER 31, 2003, SUCH INVESTMENTS HAD GROSS UNREALIZED LOSSES OF $47.8 MILLION.

Approximately 751 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See "Investments -- Fixed maturity and equity securities" section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary.

                                    -- 12 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity at December 31, 2003:

                                                    AMORTIZED            FAIR
(THOUSANDS)                                           COST               VALUE
--------------------------------------------------------------------------------
Due within one year                                $   329,607       $   337,004
Due from one to five years                           3,682,678         3,904,191
Due from five to ten years                          10,287,297        10,627,059
Due in more than ten years                           2,139,704         2,156,670
Mortgage and other asset-backed securities          10,187,423        10,299,567
--------------------------------------------------------------------------------
   Total                                           $26,626,709       $27,324,491
================================================================================

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

At December 31, 2002, fixed maturity securities comprised approximately 86 percent of IDS Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

RATING                                                 2003          2002
----------------------------------------------------------------------------
AAA                                                     41%           53%
AA                                                       2             1
A                                                       21            14
BBB                                                     27            25
Below investment grade                                   9             7
----------------------------------------------------------------------------
   Total                                               100%          100%
============================================================================

At December 31, 2003, approximately 91 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                 2003           2002           2001
-------------------------------------------------------------------------------
Sales                                  $12,232,235    $10,093,228    $5,493,141
Maturities                             $ 4,152,088    $ 3,078,509    $2,706,147
Purchases                              $20,527,995    $16,287,891    $9,477,740
-------------------------------------------------------------------------------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $255.3 million, $297.5 million and $116.6 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($135.5 million), ($137.4 million) and ($390.7 million) for the same periods. IDS Life also recognized (losses) of approximately ($102.6 million), ($144.1 million) and ($348.7 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, IDS Life recognized pretax losses of $828.2 million to recognize the impact of higher default rate assumptions on certain structured investments, to write down lower-rated securities (most of which were sold in 2001) in connection with IDS Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments, and to adopt EITF Issue No. 99-20. Of the total charge of $828.2 million, approximately $624.0 million of these losses are included in net realized losses on investments and $171.3 million are included in net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

Also during 2001 IDS Life placed a majority of its rated CDO securities and related accrued interest, as well as a relatively minor amount of other liquid securities (collectively referred to as transferred assets), having an aggregate book value of $675.3 million, into a securitization trust. In return, IDS Life received $89.5 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $585.8 million. As of December 31, 2003, the retained interests had a carrying value of $518.0 million, of which $381.7 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based upon the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue No. 99-20.

                                    -- 13 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) recognized in other comprehensive income includes two components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), and (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities (reclassification for realized gains (losses)). This reclassification has no effect on total comprehensive income or shareholders' equity.

The following table presents these components of other comprehensive income net of tax:

(THOUSANDS)                                                                               2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of deferred policy acquisition costs                      $(79,470)      $424,360      $(11,262)
Reclassification for realized securities losses (gains)                                (11,225)       (10,484)      423,434
---------------------------------------------------------------------------------------------------------------------------
Increase in net unrealized securities (losses) gains recognized in other
   comprehensive income                                                               $(90,695)      $413,876      $412,172
===========================================================================================================================

At December 31, 2003 and 2002, bonds carried at $16.3 million and $14.5 million, respectively, were on deposit with various states as required by law.

Pursuant to adoption of SFAS No. 133, IDS Life reclassified all Held-to-Maturity securities with a carrying value of $6.5 billion and net unrealized gains of $8.2 million to Available-for-Sale as of January 1, 2001.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                              2003          2002
----------------------------------------------------------------------------
Mortgage loans on real estate                       $3,227,217    $3,461,963
Mortgage loans on real estate reserves                 (47,197)      (44,312)
----------------------------------------------------------------------------
Net mortgage loans                                  $3,180,020    $3,417,651
============================================================================

Syndicated loans                                      $140,792      $111,574
Syndicated loans reserves                               (3,000)       (1,000)
----------------------------------------------------------------------------
Net syndicated loans                                  $137,792      $110,574
============================================================================

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements.

At December 31, 2003 and 2002, IDS Life's recorded investment in impaired mortgage loans on real estate was $11.1 million and $33.1 million, with a reserve of $2.9 million and $9.1 million, respectively. During 2003 and 2002, the average recorded investment in impaired mortgage loans on real estate was $26.0 million and $36.6 million, respectively. IDS Life recognized $0.8 million, $1.1 million and $1.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2003, 2002 and 2001, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                              2003           2002          2001
---------------------------------------------------------------------------
Balance, January 1                     $44,312        $28,173       $11,489
Provision for mortgage loan losses      11,687         23,514        19,934
Foreclosures, write-offs and other      (8,802)        (7,375)       (3,250)
---------------------------------------------------------------------------
Balance, December 31                   $47,197        $44,312       $28,173
===========================================================================

                                    -- 14 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                              DECEMBER 31, 2003                          DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE    FUNDING                      ON BALANCE       FUNDING
REGION                                                     SHEET     COMMITMENTS                      SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------------------------------------
East North Central                                     $  578,855     $ 6,575                      $  615,886        $   --
West North Central                                        490,119       8,115                         493,310        25,500
South Atlantic                                            662,121       1,350                         765,443         2,800
Middle Atlantic                                           294,333       4,800                         321,699        19,100
New England                                               197,338      11,474                         228,400         5,800
Pacific                                                   342,214      13,900                         355,622         5,250
West South Central                                        191,886       8,800                         211,285         1,000
East South Central                                         71,566         800                          63,859            --
Mountain                                                  398,785       2,700                         406,459            --
---------------------------------------------------------------------------------------------------------------------------
                                                        3,227,217      58,514                       3,461,963        59,450
Less reserves for losses                                  (47,197)         --                         (44,312)           --
---------------------------------------------------------------------------------------------------------------------------
   Total                                               $3,180,020     $58,514                      $3,417,651       $59,450
===========================================================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                               DECEMBER 31, 2003                          DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE    FUNDING                      ON BALANCE       FUNDING
PROPERTY TYPE                                              SHEET     COMMITMENTS                      SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------------------------------------
Department/retail stores                               $  868,079     $18,444                      $  998,234       $20,722
Apartments                                                560,753      21,600                         622,185            --
Office buildings                                        1,136,034      10,805                       1,178,934        25,628
Industrial buildings                                      355,497       4,265                         344,604        13,100
Hotels/motels                                             111,230       1,000                         103,034            --
Medical buildings                                          70,934          --                          96,689            --
Nursing/retirement homes                                   27,253          --                          35,873            --
Mixed use                                                  60,124          --                          54,512            --
Other                                                      37,313       2,400                          27,898            --
---------------------------------------------------------------------------------------------------------------------------
                                                        3,227,217      58,514                       3,461,963        59,450
Less reserves for losses                                  (47,197)         --                         (44,312)           --
---------------------------------------------------------------------------------------------------------------------------
   Total                                               $3,180,020     $58,514                      $3,417,651       $59,450
===========================================================================================================================

Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2003 and 2002 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan.

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                          $1,423,560     $1,331,547    $1,276,966
Income on mortgage loans on real estate                                                247,001        274,524       290,608
Other                                                                                   64,328        (15,642)      (41,927)
---------------------------------------------------------------------------------------------------------------------------
                                                                                     1,734,889      1,590,429     1,525,647
Less investment expenses                                                                29,359         28,573        39,959
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                            $1,705,530     $1,561,856    $1,485,688
===========================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                               2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $17,271       $ 16,129     $(622,897)
Mortgage loans on real estate                                                           (3,437)       (15,586)      (17,834)
Other                                                                                   (9,734)        (5,050)       (9,021)
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $ 4,100       $ (4,507)    $(649,752)
===========================================================================================================================

                                                           -- 15 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(THOUSANDS)                                                                             2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                          $3,309,094     $3,107,187    $2,951,655
Capitalization of expenses                                                             588,767        612,987       551,707
Amortization                                                                          (288,276)      (335,729)     (375,984)
Change in unrealized investment gains and losses                                         5,594        (75,351)      (20,191)
---------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                $3,615,179     $3,309,094    $3,107,187
===========================================================================================================================

4. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax provision (benefit) for the years ended December 31 consists of the following:

(THOUSANDS)                                                                              2003           2002          2001
---------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                            $ 91,862       $(30,647)   $   88,121
   Deferred                                                                            (30,714)       116,995      (234,673)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        61,148         86,348      (146,552)
State income taxes-current                                                               5,797          1,478         1,330
---------------------------------------------------------------------------------------------------------------------------
Income tax provision (benefit) before cumulative effect of accounting change          $ 66,945       $ 87,826     $(145,222)
===========================================================================================================================

Income tax provision (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2003                         2002                         2001
(DOLLARS IN THOUSANDS)                       PROVISION    RATE            PROVISION    RATE            PROVISION    RATE
---------------------------------------------------------------------------------------------------------------------------
Federal income taxes based on the
   statutory rate                           $201,089       35.0%         $164,502        35.0%        $ (66,136)     (35.0)%
Tax-exempt interest and dividend income      (61,070)     (10.6)           (5,260)       (1.1)           (4,663)      (2.5)
State taxes, net of federal benefit            3,768        0.7               961         0.2               865        0.4
Affordable housing credits                   (73,500)     (12.8)          (70,000)      (14.9)          (73,200)     (38.7)
Other, net                                    (3,342)      (0.6)           (2,377)       (0.5)           (2,088)      (1.1)
---------------------------------------------------------------------------------------------------------------------------

Total income taxes                          $ 66,945       11.7%         $ 87,826        18.7%        $(145,222)     (76.9)%
===========================================================================================================================

IDS Life's 2003 income tax provision reflects a $41.3 million reduction in tax expense due to adjustments related to the finalization to the 2002 tax return filed during the third quarter of 2003 and the publication of favorable technical guidance related to the taxation of dividend income.

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2003, IDS Life had a policyholders' surplus account balance of $20.1 million. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if IDS Life is liquidated. Deferred income taxes of $7.0 million have not been established because no distributions of such amounts are contemplated.

                                    -- 16 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of IDS Life's deferred income tax assets and liabilities as of December 31 are as follows:

(THOUSANDS)                                                 2003          2002
-------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                      $  798,508   $  683,144
   Other investments                                       300,888      319,829
   Other                                                    30,376       29,789
-------------------------------------------------------------------------------
Total deferred income tax assets                         1,129,772    1,032,762
Deferred income tax liabilities:
   Deferred policy acquisition costs                     1,004,942      929,751
   Net unrealized gain -- Available-for-Sale securities    218,322      267,113
   Other                                                    46,322       17,957
-------------------------------------------------------------------------------
Total deferred income tax liabilities                    1,269,586    1,214,821
-------------------------------------------------------------------------------
Net deferred income tax liability                       $ (139,814)  $ (182,059)
===============================================================================

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to IDS Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life's statutory unassigned surplus aggregated $1.4 billion and $1.3 billion as of December 31, 2003 and 2002, respectively. In addition, any dividend distributions in 2004 in excess of $280.5 million would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                  2003           2002          2001
-------------------------------------------------------------------------------
Statutory net income (loss)              $  432,063    $  159,794    $ (317,973)
Statutory capital and surplus             2,804,593     2,408,379     1,947,350
-------------------------------------------------------------------------------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of IDS Life Insurance Company and its four life insurance company subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that IDS Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $40.0 million to IDS Life's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 IDS Life's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5.6 million to IDS Life's statutory-basis capital and surplus as of January 1, 2002.

6. RELATED PARTY TRANSACTIONS

IDS Life loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2003 and 2002. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments. Interest income on related party loans totaled $nil in 2003, 2002 and 2001.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003 and as discussed in the "Separate account business" section of Note 1 herein, AEFC receives management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services IDS Life provides. During the fourth quarter of 2003, $14.1 million was received by IDS Life under this arrangement.

IDS Life participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.3 million in 2003, 2002 and 2001.

                                    -- 17 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

IDS Life also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2003, 2002 and 2001 were $2.2 million, $1.4 million, and $0.7 million, respectively.

IDS Life participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2003, 2002 and 2001 was $2.1 million, $1.8 million, and $1.0 million, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $549.2 million, $526.1 million, and $505.5 million for 2003, 2002 and 2001, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are $64.4 million and $55.6 million, respectively, payable to AEFC for federal income taxes.

7. LINES OF CREDIT

IDS Life has available lines of credit with AEFC aggregating $200 million ($100 million committed and $100 million uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under these line of credit arrangements at December 31, 2003 and 2002.

8. COMMITMENTS AND CONTINGENCIES

At December 31, 2003, 2002 and 2001, traditional life and universal life-type insurance in force aggregated $131.1 billion, $119.2 billion, and $108.3 billion, respectively, of which $53.8 billion, $38.0 billion, and $26.0 billion was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $144.7 million, $129.3 million, and $114.5 million and reinsurance recovered from reinsurers amounted to $60.3 million, $60.6 million, and $43.4 million, for the years ended December 31, 2003, 2002 and 2001, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders.

At December 31, 2003, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. IDS Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life Insurance Company and its subsidiaries are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial position as a result of these audits.

9. DERIVATIVE FINANCIAL INSTRUMENTS

IDS Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. IDS Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged.

                                    -- 18 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. IDS Life is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. IDS Life monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of IDS Life's counterparties are rated A or better by Moody's and Standard & Poor's.

As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. IDS Life currently has derivatives that are considered cash flows hedges and also has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For derivative instruments that are designated and qualify as a cash flow hedge, the portion of the gain or loss on the derivative instrument effective at offsetting changes in the hedged item is reported as a component of other comprehensive income (loss) and reclassified into earnings when the hedged transaction affects earnings. Any ineffective portion of the gain or loss on the derivative instrument is recognized currently in earnings. For derivative instruments not designated as hedging instruments, the gain or loss is recognized currently in earnings.

For the years ended December 31, 2003, 2002 and 2001, there were no significant gains or losses on derivative transactions or portions thereof that were ineffective as hedges, excluded from the assessment of hedge effectiveness or reclassified into earnings as a result of the discontinuance of cash flow hedges.

CASH FLOW HEDGES

IDS Life uses interest rate swaptions to manage interest crediting rates related to IDS Life's fixed annuity business. IDS Life uses interest rate swaptions to hedge the risk of increasing interest rates. The fair values of the interest rate swaptions are included in other assets in the Consolidated Balance Sheets.

No amounts were reclassified out of accumulated other comprehensive income and into earnings during 2003, 2002 or 2001, as IDS Life entered into the interest rate swaptions in late-2003. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months as the hedge period covered by the interest rate swaptions begins in 2007. The impacts of the interest rate swaptions will be recognized in earnings at the same time that IDS Life realizes the impacts of increased interest crediting rates. In the event that cash flow hedge accounting is no longer applied as the derivative is de-designated as a hedge by IDS Life, the hedge is not considered to be highly effective, or the forecasted transaction being hedged is no longer likely to occur, the reclassification from accumulated other comprehensive income into earnings may be accelerated and all future market value fluctuations will be reflected in income. There were no cash flow hedges for which hedge accounting was terminated for these reasons during 2003, 2002 or 2001.

Currently, the longest period of time over which IDS Life is hedging exposure to the variability in future cash flows is 15 years.

DERIVATIVES NOT DESIGNATED AS HEDGES

IDS Life enters into interest rate swaps, caps and floors to manage IDS Life's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2003. The interest rate caps expired in January 2003. The fair value of the interest rate caps is included in other assets. Changes in the value of the interest rate caps are included in other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. IDS Life writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). IDS Life views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by IDS Life related to the annuity product will positively or negatively impact reported earnings.

                                    -- 19 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The purchased and written options are carried at fair value and included in other assets and other liabilities, respectively. The fair value of the embedded options are included in future policy benefits for fixed annuities. The changes in fair value of the options are recognized in net investment income and the embedded derivatives are recognized in interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

IDS Life also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing IDS Life to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that IDS Life receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, IDS Life's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2003 related to this strategy.

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

IDS Life discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future fair values. Management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented.

                                                               2003                               2002
(THOUSANDS)                                          CARRYING            FAIR           CARRYING            FAIR
FINANCIAL ASSETS                                      VALUE              VALUE            VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------
Fixed maturities                                   $27,324,491       $27,324,491      $24,052,104       $24,052,104
Common stocks                                      $       120       $       120      $        21       $        21
Mortgage loans on real estate                      $ 3,180,020       $ 3,477,868      $ 3,417,651       $ 3,815,362
Cash and cash equivalents                          $ 1,234,742       $ 1,234,742      $ 4,424,061       $ 4,424,061
Other investments                                  $   137,792       $   141,179      $   110,574       $   108,813
Derivatives                                        $   163,237       $   163,237      $    24,016       $    24,016
Separate account assets                            $27,774,319       $27,774,319      $21,980,674       $21,980,674
--------------------------------------------------------------------------------------------------------------------

FINANCIAL LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Future policy benefits for fixed annuities         $24,873,303       $24,113,440      $21,911,497       $21,282,750
Derivatives                                        $     2,563       $     2,563      $     9,099       $     9,099
Separate account liabilities                       $24,281,415       $23,320,423      $19,391,316       $18,539,425
--------------------------------------------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1.4 billion and $1.4 billion, respectively, and policy loans of $55.8 million and $67.5 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3.5 billion and $2.6 billion, respectively.

                                    -- 20 --

                                                                 S-6333 A (4/04)

                          PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-11165 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002, among Variable Insurance Products Funds, Fidelity Distributors Corporation and IDS Life Insurance Company filed electronically as Exhibit (h)(9) to Post-Effective Amendment No. 25 to Registration Statement No. 33-11165 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m) Calculations of Illustrations for VUL are filed electronically herewith.

(n) Consent of Independent Auditors for VUL dated April 26, 2004 is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 15, 2004 is filed electronically herewith.


Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director and Executive Vice
                                                       President - Finance

Walter S. Berman                                       Vice President and Treasurer

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Christopher J. Kopka                                   Money Laundering Prevention Officer

Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Secretary

Jeryl A. Millner                                       Vice President and Controller

Thomas W. Murphy                                       Vice President - Investments

Roger Natarajan                                        Director

Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director and Executive Vice
                                           President - Finance

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Michelle M. Keeley                    Vice President - Investments

     Christopher J. Kopka                  Money Laundering Prevention Officer

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Secretary

     Jeryl A. Millner                      Vice President and Controller

     Thomas W. Murphy                      Vice President - Investments

     Roger Natarajan                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 AXP Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of April, 2004.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By /s/  Timothy V. Bechtold*
                            ----------------------------------
                                 Timothy V. Bechtold
                                 President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Vice President -
------------------------------------          Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Jeryl A. Millner*                        Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Roger Natarajan*                         Director
------------------------------------
     Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)


* Signed pursuant to Power of Attorney dated April 15, 2004 filed electronically herewith as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 26, by:



/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko